Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

December 31, 2024 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 80.3%
COMMON STOCK — 24.4%
Africa — 0.0%
Materials — 0.0%
Harmony Gold Mining Co. Ltd., ADR	200	$1,642
IAMGOLD Corp. (a)	129,600	668,736
Sasol Ltd., ADR	5,100	23,256
Sibanye Stillwater Ltd., ADR (a)	35,700	117,810

		811,444

Total Africa		811,444

Asia — 0.2%
Automobiles & Components — 0.0%
Hesai Group, ADR (a)	1,400	19,348

Banks — 0.1%
Japan Post Bank Co., Ltd. (a),(b)	3,200	30,394
Mitsubishi UFJ Financial Group, Inc. (b)	90,400	1,060,591

		1,090,985

Capital Goods — 0.0%
Greenland Technologies Holding Corp. (a)	100	194

Commercial & Professional Services — 0.0%
Sunrise New Energy Co., Ltd., Class A (a),(c)	27	23
TaskUS, Inc., Class A (a)	4,000	67,760
TELUS International CDA, Inc. (a)	200	784
VCI Global Ltd. (a)	35	62
WNS Holdings Ltd. (a)	1,200	56,868

		125,497

Consumer Services — 0.0%
E-Home Household Service Holdings Ltd. (a)	1	1
Jiade Ltd. (a)	5	4
Tuniu Corp., ADR (a)	1,700	1,751

		1,756

Diversified Financials — 0.0%
FinVolution Group, ADR	2,000	13,580
Garden Stage Ltd. (a)	23	16
Japan Exchange Group, Inc. (b)	15,700	176,612
LexinFintech Holdings Ltd., ADR	29,500	171,100
Lufax Holding Ltd., ADR	23,400	55,926
Noah Holdings Ltd., ADR	600	7,026
Qudian, Inc., ADR (a)	100	282
Solowin Holdings (a)	11	18
Up Fintech Holding Ltd., ADR (a)	18,000	116,280

		540,840

Energy — 0.0%
BKV Corp. (a)	15,990	380,242
PTL Ltd. (a)	7	73

		380,315
Food & Staples Retailing — 0.0%
Dada Nexus Ltd., ADR (a)	200	242

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
CN Energy Group, Inc., Class A (a)	34	$11

Media & Entertainment — 0.0%
Bilibili, Inc., ADR (a)	14,700	266,217
Global Interactive Technologies, Inc. (a)	3	1
Hello Group, Inc., ADR	2,100	16,191
Pop Culture Group Co. Ltd., Class A (a)	40	47
Sea Ltd., ADR (a)	4,300	456,230
Weibo Corp., ADR	12,200	116,510

		855,196

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
I-Mab, ADR (a)	8,000	6,800
Sinovac Biotech Ltd. (a),(d)	200	1,294

		8,094

Retailing — 0.1%
Baozun, Inc., ADR (a)	12,500	34,000
Coupang, Inc. (a)	20,600	452,788
JD.com, Inc., ADR	35,900	1,244,653
Jiuzi Holdings, Inc. (a)	1	1
Vipshop Holdings Ltd., ADR	200	2,694

		1,734,136

Semiconductors & Semiconductor Equipment — 0.0%
Allegro MicroSystems, Inc. (a)	7,000	153,020
ChipMOS Technologies, Inc., ADR	200	3,766
Himax Technologies, Inc., ADR	11,400	91,656
Magnachip Semiconductor Corp. (a)	5,500	22,110
NXP Semiconductors NV (b)	1,099	228,427
Silicon Motion Technology Corp., ADR	900	48,645
STMicroelectronics NV (b)	20,659	515,855
United Microelectronics Corp., ADR	500	3,245

		1,066,724

Software & Services — 0.0%
GDS Holdings Ltd., ADR (a)	100	2,376
Tuya, Inc., ADR	5,000	8,950

		11,326

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	19,100	39,155

Telecommunication Services — 0.0%
KT Corp., ADR	1,700	26,384
VEON Ltd., ADR (a)	100	4,010

		30,394

Transportation — 0.0%
Grab Holdings Ltd., Class A (a)	112,000	528,640

Total Asia		6,432,853

Europe — 0.4%
Capital Goods — 0.1%
Airbus SE (b)	9,098	1,458,672

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Luxfer Holdings PLC, ADR	2,500	$32,725

		1,491,397

Consumer Durables & Apparel — 0.1%
Amer Sports, Inc. (a)	137,054	3,832,030
Ermenegildo Zegna NV	4,000	33,040

		3,865,070

Consumer Services — 0.0%
Sportradar Group AG, Class A (a)	900	15,606

Diversified Financials — 0.1%
Marex Group PLC	62,507	1,948,343

Energy — 0.0%
Eni SpA (b)	12,064	163,579
Equinor ASA (b)	16,352	381,241
Frontline PLC	6,700	95,073
KNOT Offshore Partners LP	3,300	17,985
StealthGas, Inc. (a)	4,200	23,730
TORM PLC, Class A	6,900	134,205
TotalEnergies SE (b)	9,041	499,817
Tsakos Energy Navigation Ltd.	5,400	93,636

		1,409,266

Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd.	12,600	211,428

Insurance — 0.0%
Fidelis Insurance Holdings Ltd.	4,600	83,398

Materials — 0.0%
ArcelorMittal SA	12,300	284,499
Mercer International, Inc.	1,300	8,450

		292,949

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	7,200	284,832
Trivago NV, ADR (a)	1,500	3,270

		288,102

Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
Achilles Therapeutics PLC, ADR (a)	100	114
ADC Therapeutics SA (a)	491	977
Akanda Corp. (a)	3	5
Amarin Corp. PLC, ADR (a)	32,700	15,860
AstraZeneca PLC, ADR (b)	18,464	1,209,761
ATAI Life Sciences NV (a)	1,000	1,330
Autolus Therapeutics PLC, ADR (a)	4,500	10,575
Compass Pathways PLC, ADR (a)	200	756
CRISPR Therapeutics AG (a)	400	15,744
Genmab AS, ADR (a)	19,000	396,530
Immunocore Holdings PLC, ADR (a)	7,100	209,450
Merus NV (a)	12,200	513,010
Newamsterdam Pharma Co. NV (a)	1,200	30,840
Novo Nordisk AS, ADR (b)	10,300	886,006
ProQR Therapeutics NV (a)	2,900	7,685

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Silence Therapeutics PLC, ADR (a)	1,400	$9,632
uniQure NV (a)	11,200	197,792
Zura Bio Ltd. (a)	100	250

		3,506,317

Semiconductors & Semiconductor Equipment — 0.0%
ASML Holding NV (b)	85	59,757
Infineon Technologies AG (b)	3,184	103,562

		163,319

Software & Services — 0.0%
Materialise NV, ADR (a)	300	2,112
Opera Ltd., ADR	100	1,894

		4,006

Transportation — 0.0%
Costamare, Inc.	1,200	15,420
Danaos Corp.	100	8,007
Global Ship Lease, Inc., Class A	8,000	174,640
Golden Ocean Group Ltd.	29,900	267,904
Ryanair Holdings PLC, ADR	250	10,897
Safe Bulkers, Inc.	6,000	21,420
Star Bulk Carriers Corp.	18,424	275,439

		773,727

Total Europe		14,052,928

Middle East — 0.1%
Capital Goods — 0.0%
Nano Dimension Ltd., ADR (a)	1,800	4,464

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	300	2,829

Materials — 0.0%
Eldorado Gold Corp. (a)	1,000	14,870

Media & Entertainment — 0.0%
Perion Network Ltd. (a)	600	5,082
Taboola.com Ltd. (a)	3,500	12,775

		17,857

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Compugen Ltd. (a)	3,200	4,896
Oramed Pharmaceuticals, Inc. (a)	4,100	9,922
Teva Pharmaceutical Industries Ltd., ADR (a)	8,800	193,952

		208,770

Retailing — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	3,500	10,605

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd.	9,700	783,469
Nova Ltd. (a)	2,700	531,765
Valens Semiconductor Ltd. (a)	1,800	4,680

		1,319,914

Software & Services — 0.1%
Cellebrite DI Ltd. (a)	22,300	491,269

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
JFrog Ltd. (a)	400	$11,764
Radware Ltd. (a)	1,600	36,048
Sapiens International Corp. NV	600	16,122
SimilarWeb Ltd. (a)	500	7,085
Wix.com Ltd. (a)	3,900	836,745

		1,399,033

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,300	12,662
Ceragon Networks Ltd. (a)	500	2,335
Gilat Satellite Networks Ltd. (a)	2,800	17,220
Ituran Location & Control Ltd.	500	15,575
ParaZero Technologies Ltd. (a)	50	102
Silicom Ltd. (a)	400	6,524

		54,418

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	27,600	592,572

Total Middle East		3,625,332

North America — 23.7%
Automobiles & Components — 0.2%
Canoo, Inc. (a)	1	2
Lucid Group, Inc. (a)	103,400	312,268
Motorcar Parts of America, Inc. (a)	800	6,080
Mullen Automotive, Inc. (a)	1	1
Tesla, Inc. (a)	12,400	5,007,616
Worksport Ltd. (a)	200	184

		5,326,151

Banks — 3.2%
1st Source Corp.	300	17,514
Amalgamated Financial Corp.	300	10,041
Ameris Bancorp	166,643	10,426,853
Ames National Corp.	100	1,643
Arrow Financial Corp.	522	14,987
Associated Banc-Corp.	68,527	1,637,795
Atlantic Union Bankshares Corp.	137,104	5,193,500
Axos Financial, Inc. (a)	200	13,970
Bank of America Corp. (b)	105,680	4,644,636
Bank of Hawaii Corp.	18,104	1,289,729
Bank of Marin Bancorp	31,484	748,375
Bank OZK	1,900	84,607
Banner Corp.	300	20,031
Bar Harbor Bankshares	200	6,116
BayCom Corp.	200	5,368
Berkshire Hills Bancorp, Inc.	1,200	34,116
Blue Ridge Bankshares, Inc. (a)	200	644
Bridgewater Bancshares, Inc. (a)	500	6,755
Brookline Bancorp, Inc.	6,297	74,305
Business First Bancshares, Inc.	600	15,420
Byline Bancorp, Inc.	1,000	29,000
Camden National Corp.	400	17,096
Capital City Bank Group, Inc.	300	10,995

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Capitol Federal Financial, Inc.	10,800	$63,828
Carter Bankshares, Inc. (a)	700	12,313
Central Pacific Financial Corp.	13,696	397,869
Citigroup, Inc. (b)	6,404	450,778
Civista Bancshares, Inc.	200	4,208
CNB Financial Corp.	600	14,916
Coastal Financial Corp. (a)	400	33,964
Colony Bankcorp, Inc.	700	11,298
Comerica, Inc.	271,441	16,788,626
Commerce Bancshares, Inc.	21,050	1,311,625
Community Trust Bancorp, Inc.	400	21,212
Community West Bancshares	100	1,937
ConnectOne Bancorp, Inc.	1,700	38,947
CrossFirst Bankshares, Inc. (a)	300	4,545
Eagle Bancorp, Inc.	66,157	1,722,067
Equity Bancshares, Inc., Class A	200	8,484
Esquire Financial Holdings, Inc.	100	7,950
Farmers National Banc Corp.	900	12,798
Financial Institutions, Inc.	800	21,832
First Bank	100	1,407
First Busey Corp.	600	14,142
First Citizens BancShares, Inc., Class A (b)	14	29,582
First Community Bankshares, Inc.	200	8,328
First Community Corp.	100	2,400
First Financial Bankshares, Inc.	700	25,235
First Financial Corp.	300	13,857
First Foundation, Inc.	281,178	1,746,115
First Horizon Corp.	790,915	15,929,028
First Internet Bancorp	200	7,198
First of Long Island Corp. (The)	2,400	28,032
First Western Financial, Inc. (a)	20,554	401,831
Five Star Bancorp	7,417	223,178
Flushing Financial Corp.	1,900	27,132
FS Bancorp, Inc.	100	4,106
FVCBankcorp, Inc. (a)	175	2,200
German American Bancorp, Inc.	700	28,154
Great Southern Bancorp, Inc.	100	5,970
Guaranty Bancshares, Inc.	100	3,460
Hanmi Financial Corp.	2,800	66,136
HarborOne Bancorp, Inc.	200	2,366
Heartland Financial USA, Inc.	500	30,652
Heritage Commerce Corp.	5,100	47,838
Heritage Financial Corp.	2,000	49,000
Hilltop Holdings, Inc.	13,064	374,022
Hingham Institution For Savings	18,752	4,765,633
HomeTrust Bancshares, Inc.	300	10,104
Hope Bancorp, Inc.	4,000	49,160
Horizon Bancorp, Inc.	1,600	25,776
Independent Bank Corp.	500	17,415
Kearny Financial Corp.	4,600	32,568
LCNB Corp.	200	3,026
Live Oak Bancshares, Inc.	1,500	59,325

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
M&T Bank Corp. (b)	1,753	$329,582
Mercantile Bank Corp.	300	13,347
Metrocity Bankshares, Inc.	100	3,195
Metropolitan Bank Holding Corp. (a)	1,000	58,400
Mid Penn Bancorp, Inc.	5,624	162,196
Midland States Bancorp, Inc.	1,100	26,840
MidWestOne Financial Group, Inc.	200	5,824
NB Bancorp, Inc. (a)	100	1,806
Northeast Bank	100	9,173
Northfield Bancorp, Inc.	2,100	24,402
OceanFirst Financial Corp.	2,800	50,680
OFG Bancorp	1,900	80,408
Old Second Bancorp, Inc.	1,600	28,448
Onity Group, Inc. (a)	94	2,887
Origin Bancorp, Inc.	100	3,329
Orrstown Financial Services, Inc.	887	32,473
Pacific Premier Bancorp, Inc.	100	2,492
Pathward Financial, Inc.	700	51,506
PCB Bancorp	100	2,024
Peapack-Gladstone Financial Corp.	600	19,230
Penns Woods Bancorp, Inc.	200	6,078
Peoples Bancorp, Inc.	800	25,352
Pinnacle Financial Partners, Inc.	127,630	14,599,596
Popular, Inc.	100	9,406
Preferred Bank	400	34,552
Primis Financial Corp.	1,200	13,992
Prosperity Bancshares, Inc.	25,504	1,921,726
Provident Bancorp, Inc. (a)	500	5,700
Provident Financial Services, Inc.	1,843	34,777
QCR Holdings, Inc.	200	16,128
RBB Bancorp	400	8,196
Renasant Corp.	700	25,025
S&T Bancorp, Inc.	200	7,644
Sandy Spring Bancorp, Inc.	200	6,742
Seacoast Banking Corp. of Florida	278,287	7,661,241
Shore Bancshares, Inc.	600	9,510
Sierra Bancorp	200	5,784
SmartFinancial, Inc.	200	6,196
South Plains Financial, Inc.	300	10,425
Southern First Bancshares, Inc. (a)	100	3,975
Southern Missouri Bancorp, Inc.	100	5,737
Southside Bancshares, Inc.	1,300	41,288
Stock Yards Bancorp, Inc.	200	14,322
Synovus Financial Corp.	152,696	7,822,616
Texas Capital Bancshares, Inc. (a)	61,081	4,776,534
Third Coast Bancshares, Inc. (a)	100	3,395
Tompkins Financial Corp.	100	6,783
TriCo Bancshares	700	30,590
TrustCo Bank Corp.	520	17,321
UMB Financial Corp.	600	67,716
Univest Financial Corp.	1,000	29,510
Washington Trust Bancorp, Inc.	500	15,675

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. (b)	147,285	$10,345,298
West BanCorp, Inc.	200	4,330
Westamerica BanCorp	800	41,968
Western Alliance Bancorp	9,860	823,704

		118,634,143

Capital Goods — 2.6%
3D Systems Corp. (a)	20,300	66,584
AAR Corp. (a)	200	12,256
AECOM	3,900	416,598
Albany International Corp., Class A	600	47,982
Allient, Inc.	500	12,140
AMETEK, Inc.	80,026	14,425,487
Amprius Technologies, Inc. (a)	400	1,120
API Group Corp. (a)	11,200	402,864
Apogee Enterprises, Inc.	1,200	85,692
Argan, Inc.	600	82,224
Astronics Corp. (a)	1,400	22,344
Atmus Filtration Technologies, Inc.	3,330	130,469
Axon Enterprise, Inc. (a)	3,100	1,842,392
Babcock & Wilcox Enterprises, Inc. (a)	100	164
Ballard Power Systems, Inc. (a)	5,000	8,300
Bloom Energy Corp., Class A (a)	16,838	373,972
Blue Bird Corp. (a)	2,800	108,164
BlueLinx Holdings, Inc. (a)	700	71,512
Boeing Co. (a)	22,842	4,043,034
Comfort Systems USA, Inc.	100	42,406
Commercial Vehicle Group, Inc. (a)	2,200	5,456
Concrete Pumping Holdings, Inc. (a)	1,700	11,322
Curtiss-Wright Corp.	200	70,974
DNOW, Inc. (a)	2,100	27,321
Douglas Dynamics, Inc.	2,200	51,986
Ducommun, Inc. (a)	200	12,732
DXP Enterprises, Inc. (a)	400	33,048
Energy Recovery, Inc. (a)	300	4,410
Enpro, Inc.	300	51,735
EVI Industries, Inc. (a)	100	1,635
Federal Signal Corp.	800	73,912
FTAI Aviation Ltd.	19,300	2,779,972
FTC Solar, Inc. (a)	0	164
FuelCell Energy, Inc. (a)	21	190
Gates Industrial Corp. PLC (a)	1,000	20,570
GATX Corp.	800	123,968
GE Vernova, Inc. (b)	780	256,565
General Dynamics Corp.	3,200	843,168
Gibraltar Industries, Inc. (a)	800	47,120
Global Industrial Co.	500	12,395
Gorman-Rupp Co. (The)	400	15,168
Graco, Inc.	70,000	5,900,300
Great Lakes Dredge & Dock Corp. (a)	3,300	37,257
Griffon Corp.	2,900	206,683
H&E Equipment Services, Inc.	2,900	141,984

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
HEICO Corp.	4,100	$974,734
HEICO Corp., Class A	67,800	12,616,224
Helios Technologies, Inc.	400	17,856
Herc Holdings, Inc.	300	56,799
Hudson Technologies, Inc. (a)	2,600	14,508
Hyliion Holdings Corp. (a)	400	1,044
IDEX Corp. (b)	31,812	6,657,933
Insteel Industries, Inc.	400	10,804
Intuitive Machines, Inc. (a)	2,900	52,664
Karat Packaging, Inc.	100	3,026
L3Harris Technologies, Inc.	700	147,196
Lockheed Martin Corp.	17,600	8,552,544
LSI Industries, Inc.	200	3,884
Manitex International, Inc. (a)	4,500	26,100
Manitowoc Co., Inc. (The) (a)	3,800	34,694
Masterbrand, Inc. (a)	200	2,922
Matrix Service Co. (a)	1,100	13,167
Mayville Engineering Co., Inc. (a)	600	9,432
McGrath RentCorp	900	100,638
Mercury Systems, Inc. (a)	2,000	84,000
Miller Industries, Inc.	300	19,608
Momentus, Inc. (a)	2	16
MRC Global, Inc. (a)	3,800	48,564
Northann Corp. (a)	21	6
Northrop Grumman Corp.	10,500	4,927,545
Northwest Pipe Co. (a)	400	19,304
Nuvve Holding Corp. (a)	2	6
Orion Group Holdings, Inc. (a)	200	1,466
Park Aerospace Corp.	500	7,325
Proto Labs, Inc. (a)	1,300	50,817
RBC Bearings, Inc. (a)	45,540	13,622,836
Redwire Corp. (a)	100	1,646
Rocket Lab USA, Inc. (a)	58,200	1,482,354
SES AI Corp. (a)	13,400	29,346
Shyft Group, Inc. (The)	3,400	39,916
Simpson Manufacturing Co., Inc.	32,000	5,306,560
Standardaero, Inc. (a)	136,832	3,387,960
Standex International Corp.	100	18,699
Sterling Infrastructure, Inc. (a)	3,400	572,730
Tecnoglass, Inc.	1,600	126,912
Tennant Co.	200	16,306
Thermon Group Holdings, Inc. (a)	1,500	43,155
Titan Machinery, Inc. (a)	2,200	31,086
Transcat, Inc. (a)	300	31,722
Triumph Group, Inc. (a)	900	16,794
Tutor Perini Corp. (a)	3,100	75,020
Ultralife Corp. (a)	900	6,705
Vicor Corp. (a)	1,400	67,648
Virgin Galactic Holdings, Inc. (a)	2,890	16,993
Wabash National Corp.	700	11,991
Westinghouse Air Brake Technologies Corp.	400	75,836
WillScot Holdings Corp. (a)	46,408	1,552,348

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Woodward, Inc.	2,600	$432,692

		94,347,820

Commercial & Professional Services — 0.5%
ACCO Brands Corp.	13,300	69,825
Asure Software, Inc. (a)	100	941
Bitcoin Depot, Inc. (a)	2,400	3,888
CACI International, Inc., Class A (a)	600	242,436
CBIZ, Inc. (a)	700	57,281
CECO Environmental Corp. (a)	1,000	30,230
Civeo Corp.	1,125	25,560
Concentrix Corp.	100	4,327
Copart, Inc. (a)	113,560	6,517,208
CoreCivic, Inc. (a)	2,000	43,480
CRA International, Inc.	100	18,720
CSG Systems International, Inc.	400	20,444
Ennis, Inc.	800	16,872
First Advantage Corp. (a)	14	262
Fiverr International Ltd. (a)	4,300	136,439
Forrester Research, Inc. (a)	1,600	25,072
Franklin Covey Co. (a)	600	22,548
GEO Group, Inc. (a)	3,100	86,738
Healthcare Services Group, Inc. (a)	6,200	72,013
HNI Corp.	34	1,713
Huron Consulting Group, Inc. (a)	1,100	136,686
IBEX Holdings Ltd. (a)	1,600	34,384
ICF International, Inc.	400	47,684
Jacobs Solutions, Inc.	300	40,086
Kelly Services, Inc., Class A	1,100	15,334
Legalzoom.com, Inc. (a)	4,400	33,044
Li-Cycle Holdings Corp. (a)	25	45
Liquidity Services, Inc. (a)	1,000	32,290
Matthews International Corp., Class A	1,300	35,984
Millennium Corp. (a),(b),(d)	60,879	2,815,654
Mistras Group, Inc. (a)	600	5,436
NV5 Global, Inc. (a)	200	3,768
Parsons Corp. (a)	300	27,675
Paycom Software, Inc.	1,300	266,461
Pitney Bowes, Inc.	100	724
Quad/Graphics, Inc.	2,300	16,031
RCM Technologies, Inc. (a)	500	11,080
Resources Connection, Inc.	300	2,559
ShiftPixy, Inc. (a),(d)	1	6
Tetra Tech, Inc.	100	3,984
TrueBlue, Inc. (a)	1,100	9,240
TTEC Holdings, Inc.	10,900	54,391
UL Solutions, Inc., Class A	118,912	5,931,331
Upwork, Inc. (a)	24,400	398,940
Verisk Analytics, Inc., Class A	3,300	908,919
Viad Corp. (a)	100	4,251
Waste Connections, Inc.	2,500	428,950

		18,660,934

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Consumer Discretionary Distribution & Retail — 0.0%
Destination XL Group, Inc. (a)	1,200	$3,228

Consumer Durables & Apparel — 0.2%
Acushnet Holdings Corp.	2,800	199,024
Allbirds, Inc., Class A (a)	395	2,753
Bassett Furniture Industries, Inc.	200	2,766
Beazer Homes USA, Inc. (a)	3,300	90,618
DR Horton, Inc.	2,300	321,586
Ethan Allen Interiors, Inc.	1,300	36,543
Figs, Inc., Class A (a)	500	3,095
Fossil Group, Inc. (a)	12,200	20,374
Funko, Inc., Class A (a)	800	10,712
G-III Apparel Group Ltd. (a)	1,400	45,668
GoPro, Inc., Class A (a)	29,400	32,046
Hooker Furnishings Corp.	200	2,802
Installed Building Products, Inc.	100	17,525
iRobot Corp. (a)	7,000	54,250
JAKKS Pacific, Inc. (a)	600	16,890
Johnson Outdoors, Inc., Class A	300	9,900
KB Home	5,700	374,604
Landsea Homes Corp. (a)	900	7,641
Legacy Housing Corp. (a)	500	12,340
Leggett & Platt, Inc.	4,700	45,120
Levi Strauss & Co., Class A	600	10,380
MasterCraft Boat Holdings, Inc. (a)	100	1,907
Mohawk Industries, Inc. (a)	900	107,217
NIKE, Inc., Class B	71,300	5,395,271
Peloton Interactive, Inc., Class A (a)	83,500	726,450
SharkNinja, Inc. (a)	700	68,152
Skechers USA, Inc., Class A (a)	9,400	632,056
Superior Group of Cos., Inc.	200	3,306
Tempur Sealy International, Inc.	500	28,345
Tri Pointe Homes, Inc. (a)	4,600	166,796
Under Armour, Inc., Class A (a)	5,200	43,056
Unifi, Inc. (a)	1,800	11,250
United Homes Group, Inc. (a)	19,416	82,130
Universal Electronics, Inc. (a)	900	9,900

		8,592,473

Consumer Services — 1.0%
Accel Entertainment, Inc. (a)	700	7,476
ADT, Inc.	228,425	1,578,417
Airbnb, Inc., Class A (a),(b)	53,500	7,030,435
American Public Education, Inc. (a)	800	17,256
Amesite, Inc. (a)	33	157
BJ’s Restaurants, Inc. (a)	400	14,054
Bloomin’ Brands, Inc.	400	4,884
Carnival Corp. (a)	35,500	884,660
Carriage Services, Inc.	1,100	43,835
Cava Group, Inc. (a)	25,200	2,842,560
Chegg, Inc. (a)	23,900	38,479
Coursera, Inc. (a)	5,600	47,600

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc.	100	$5,286
Dine Brands Global, Inc.	1,000	30,100
DoorDash, Inc., Class A (a)	68,400	11,474,100
Duolingo, Inc. (a)	3,500	1,134,805
European Wax Center, Inc., Class A (a)	500	3,335
First Watch Restaurant Group, Inc. (a)	200	3,722
GEN Restaurant Group, Inc. (a)	500	3,740
KinderCare Learning Cos., Inc. (a)	68,528	1,219,798
Kura Sushi USA, Inc., Class A (a)	300	27,174
Lincoln Educational Services Corp. (a)	500	7,910
Lindblad Expeditions Holdings, Inc. (a)	2,800	33,208
Norwegian Cruise Line Holdings Ltd. (a)	101,100	2,601,303
PlayAGS, Inc. (a)	4,200	48,426
Potbelly Corp. (a)	400	3,768
Royal Caribbean Cruises Ltd. (b)	5,866	1,353,228
Sabre Corp. (a)	62,600	228,490
Shake Shack, Inc., Class A (a)	100	12,980
Sonder Holdings, Inc. (a)	25	79
Sweetgreen, Inc., Class A (a)	6,400	205,184
Viking Holdings Ltd. (a)	115,868	5,105,144
Wingstop, Inc.	5,000	1,421,000
Xponential Fitness, Inc., Class A (a)	400	5,380

		37,437,973

Diversified Financials — 2.6%
Affiliated Managers Group, Inc.	1,802	333,226
Affirm Holdings, Inc. (a)	6,300	383,670
AG Mortgage Investment Trust, Inc.	700	4,655
Alerus Financial Corp.	400	7,696
Angel Oak Mortgage REIT, Inc.	100	928
ARES Commercial Real Estate Corp.	200	1,178
Atlanticus Holdings Corp. (a)	100	5,578
AvidXchange Holdings, Inc. (a)	525,917	5,437,982
Bain Capital Specialty Finance, Inc.	4,000	70,080
Barings BDC, Inc.	2,300	22,011
BlackRock TCP Capital Corp.	10,501	91,464
Bridge Investment Group Holdings, Inc., Class A	2,800	23,520
Brightsphere Investment Group, Inc.	38,539	1,015,117
BrightSpire Capital, Inc.	2,100	11,844
Capital Southwest Corp.	6,300	137,466
Carlyle Secured Lending, Inc.	3,300	59,169
Cass Information Systems, Inc.	400	16,364
Cboe Global Markets, Inc.	2,600	508,040
Charles Schwab Corp. (The)	25,249	1,868,678
Cherry Hill Mortgage Investment Corp.	3,400	8,976
Chicago Atlantic Real Estate Finance, Inc.	1,700	26,214
Chimera Investment Corp.	1,498	20,972
CION Investment Corp.	5,700	64,980
CME Group, Inc.	49,831	11,572,253
Coinbase Global, Inc., Class A (a)	4,500	1,117,350
Corebridge Financial, Inc.	68,528	2,051,043
Credit Acceptance Corp. (a)	200	93,892

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Crescent Capital BDC, Inc.	3,800	$73,036
Dave, Inc. (a)	600	52,152
Donnelley Financial Solutions, Inc. (a)	700	43,911
Ellington Financial, Inc.	12	145
Encore Capital Group, Inc. (a)	100	4,777
Enova International, Inc. (a)	100	9,588
Euronet Worldwide, Inc. (a)	100	10,284
Evercore, Inc., Class A	300	83,157
EVERTEC, Inc.	400	13,812
EZCORP, Inc., Class A (a)	11,300	138,086
Federated Hermes, Inc.	4,900	201,439
FirstCash Holdings, Inc.	671	69,516
Flywire Corp. (a)	107,822	2,223,290
Franklin Resources, Inc.	28,600	580,294
GCM Grosvenor, Inc., Class A	2,000	24,540
Gladstone Capital Corp.	300	8,532
Global Payments, Inc.	58,026	6,502,394
Green Dot Corp., Class A (a)	10,500	111,720
Hercules Capital, Inc.	9,000	180,810
I3 Verticals, Inc., Class A (a)	3,028	69,765
Interactive Brokers Group, Inc., Class A	4,400	777,348
Intercontinental Exchange, Inc.	1,200	178,812
Invesco Ltd.	14,900	260,452
Invesco Mortgage Capital, Inc.	100	805
Jefferies Financial Group, Inc.	1,200	94,080
Ladder Capital Corp., Class A	100	1,119
Lazard, Inc.	10,400	535,392
LendingClub Corp. (a)	5,600	90,664
LendingTree, Inc. (a)	2,700	104,625
loanDepot, Inc., Class A (a)	200	408
MarketAxess Holdings, Inc.	20,034	4,528,485
Marqeta, Inc., Class A (a)	600,298	2,275,129
Mastercard, Inc., Class A	15,200	8,003,864
Medallion Financial Corp.	1,400	13,146
Merchants Bancorp	250	9,118
Moneylion, Inc. (a)	1,413	121,532
Monroe Capital Corp.	2,100	17,850
MSCI, Inc., Class A	4,700	2,820,047
Nasdaq, Inc.	140,656	10,874,115
New Mountain Finance Corp.	6,200	69,812
Oaktree Specialty Lending Corp.	31	474
OFS Capital Corp.	2,100	16,947
Open Lending Corp., Class A (a)	5,700	34,029
Oportun Financial Corp. (a)	5,800	22,504
Oppenheimer Holdings, Inc., Class A	700	44,863
OppFi, Inc.	4,800	36,768
Oxford Square Capital Corp.	15,600	38,064
Palmer Square Capital BDC, Inc.	900	13,680
Paymentus Holdings, Inc., Class A (a)	600	19,602
Payoneer Global, Inc. (a)	43,900	440,756
PayPal Holdings, Inc. (a)	300	25,605
Paysafe Ltd. (a)	2,075	35,483

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Paysign, Inc. (a)	1,500	$4,530
Perella Weinberg Partners	1,600	38,144
Piper Sandler Cos.	5,615	1,684,219
Portman Ridge Finance Corp.	1,800	29,412
Priority Technology Holdings, Inc. (a)	100	1,175
Prospect Capital Corp.	1,200	5,172
Regional Management Corp.	200	6,796
Repay Holdings Corp. (a)	18,650	142,300
Rithm Property Trust, Inc.	2,000	5,940
Robinhood Markets, Inc., Class A (a)	175,600	6,542,856
Runway Growth Finance Corp.	600	6,576
S&P Global, Inc.	12	5,976
Saratoga Investment Corp.	1,300	31,096
Shift4 Payments, Inc., Class A (a)	8,216	852,656
Silvercrest Asset Management Group, Inc., Class A	300	5,517
Sixth Street Specialty Lending, Inc.	6,400	136,320
SLR Investment Corp.	3,700	59,792
SoFi Technologies, Inc. (a)	249,500	3,842,300
Sprott, Inc.	200	8,434
Stellus Capital Investment Corp.	3,800	52,288
StoneX Group, Inc. (a)	1,000	97,970
Toast, Inc., Class A (a)	33,700	1,228,365
TPG RE Finance Trust, Inc.	18,600	158,100
Trinity Capital, Inc.	300	4,341
TriplePoint Venture Growth BDC Corp., Class B	9,200	67,896
Upstart Holdings, Inc. (a)	20,900	1,286,813
Virtu Financial, Inc., Class A	1,200	42,816
Visa, Inc., Class A	36,800	11,630,272
Waterstone Financial, Inc.	200	2,688
WhiteHorse Finance, Inc.	3,200	30,976
WisdomTree, Inc.	12,100	127,050

		94,999,958

Energy — 0.5%
Antero Resources Corp. (a)	300	10,515
Baytex Energy Corp.	1,314	3,390
Berry Corp.	4,000	16,520
BP PLC (b)	74,273	365,421
Centrus Energy Corp., Class A (a)	800	53,288
Cheniere Energy, Inc.	15,200	3,266,024
Chevron Corp. (b)	1,217	176,270
Clean Energy Fuels Corp. (a)	100	251
CNX Resources Corp. (a)	2,800	102,676
Crescent Energy Co., Class A	249,073	3,638,956
CVR Energy, Inc.	4,200	78,708
Devon Energy Corp. (b)	6,357	208,065
DHT Holdings, Inc.	13,400	124,486
Diamondback Energy, Inc. (b)	7,273	1,191,536
Dorian LPG Ltd.	3,200	77,984
DT Midstream, Inc.	100	9,943
Enerflex Ltd.	2,400	23,880
EnLink Midstream LLC	15,200	215,080

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Excelerate Energy, Inc., Class A	2,500	$75,625
Forum Energy Technologies, Inc. (a)	400	6,196
FutureFuel Corp.	4,300	22,747
Granite Ridge Resources, Inc.	400	2,584
Hallador Energy Co. (a)	1,100	12,595
Hess Corp. (b)	16,319	2,170,590
Kinetik Holdings, Inc.	2,380	134,970
Kodiak Gas Services, Inc.	104,722	4,275,799
Lightbridge Corp. (a)	1,200	5,676
Marathon Petroleum Corp. (b)	3,200	446,400
Nabors Industries Ltd. (a)	300	17,151
NACCO Industries, Inc., Class A	100	2,982
Natural Gas Services Group, Inc. (a)	400	10,720
Navigator Holdings Ltd.	5,500	84,425
Nordic American Tankers Ltd.	43,200	108,000
North American Construction Group Ltd.	1,600	34,576
Obsidian Energy Ltd. (a)	100	579
Oil States International, Inc. (a)	3,700	18,722
Ovintiv, Inc.	4,218	170,829
PBF Energy, Inc., Class A (b)	17,600	467,280
Precision Drilling Corp. (a)	900	54,963
Profire Energy, Inc. (a)	500	1,270
ProPetro Holding Corp. (a)	600	5,598
Range Resources Corp.	100	3,598
Shell PLC (b)	45,721	1,426,249
Solaris Energy Infrastructure, Inc., Class A	3,600	103,608
Teekay Corp. (a)	4,900	33,957
Teekay Tankers Ltd., Class A	2,863	113,919
TETRA Technologies, Inc. (a)	900	3,222
Transocean Ltd. (a)	633	2,374
Vermilion Energy, Inc.	9,500	89,300
Vital Energy, Inc. (a)	2,250	69,570
Vitesse Energy, Inc.	2,400	60,000
W&T Offshore, Inc.	29,900	49,634
World Kinect Corp.	1,400	38,514

		19,687,215

Financial Services — 0.1%
Curo Group Holdings LLC (a),(b)	645,803	3,108,250
PennantPark Investment Corp.	15,000	106,200

		3,214,450

Food & Staples Retailing — 0.2%
BBB Foods, Inc., Class A (a)	57,107	1,614,986
Dollar General Corp.	19,700	1,493,654
Dollar Tree, Inc. (a)	800	59,952
Grocery Outlet Holding Corp. (a)	100	1,561
Guardian Pharmacy Services, Inc., Class A (a)	45,689	925,659
Ingles Markets, Inc., Class A	400	25,776
Maplebear, Inc. (a)	33,000	1,366,860
Natural Grocers by Vitamin Cottage, Inc., Class C	500	19,860
PriceSmart, Inc.	600	55,302
SpartanNash Co.	800	14,656

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Village Super Market, Inc., Class A	200	$6,378
Walgreens Boots Alliance, Inc.	79,500	741,735
Weis Markets, Inc.	1,100	74,492

		6,400,871

Food, Beverage & Tobacco — 0.2%
B&G Foods, Inc., Class A	4,900	33,761
Cal-Maine Foods, Inc.	100	10,292
Campbell’s Co.	16,700	699,396
Celsius Holdings, Inc. (a)	600	15,804
Conagra Brands, Inc.	79,000	2,192,250
Fresh Del Monte Produce, Inc.	500	16,605
Freshpet, Inc. (a)	2,500	370,275
Hain Celestial Group, Inc. (The) (a)	4,000	24,600
Hormel Foods Corp.	18,300	574,071
J M Smucker Co. (The)	8,600	947,032
Laird Superfood, Inc. (a)	400	3,152
Lifeway Foods, Inc. (a)	100	2,480
Limoneira Co.	400	9,784
MGP Ingredients, Inc.	1,400	55,118
National Beverage Corp.	1,600	68,272
Oatly Group AB, ADR (a)	200	132
Tootsie Roll Industries, Inc.	130	4,203
Turning Point Brands, Inc.	300	18,030
Tyson Foods, Inc., Class A	4,200	241,248
Universal Corp.	900	49,356
Village Farms International, Inc. (a)	3,000	2,313
Vita Coco Co., Inc. (The) (a)	7,100	262,061
Vital Farms, Inc. (a)	500	18,845
WK Kellogg Co.	2,300	41,377

		5,660,457

Health Care Equipment & Services — 0.7%
Accolade, Inc. (a)	1,600	5,472
Accuray, Inc. (a)	700	1,386
agilon health, Inc. (a)	4,900	9,310
Alignment Healthcare, Inc. (a)	200	2,250
Alphatec Holdings, Inc. (a)	700	6,426
American Well Corp., Class A (a)	435	3,154
AMN Healthcare Services, Inc. (a)	2,600	62,192
AngioDynamics, Inc. (a)	5,400	49,464
Ardent Health Partners, Inc. (a)	57,106	975,370
Assure Holdings Corp. (a)	0	80
AtriCure, Inc. (a)	9,600	293,376
Avanos Medical, Inc. (a)	800	12,736
BrightSpring Health Services, Inc. (a)	68,627	1,168,718
Brookdale Senior Living, Inc. (a)	9	45
Butterfly Network, Inc. (a)	600	1,872
CareCloud, Inc. (a)	100	366
Castle Biosciences, Inc. (a)	300	7,995
Cencora, Inc.	18,800	4,223,984
Centene Corp. (a)	12,500	757,250
Cerus Corp. (a)	2,600	4,004

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Cigna Group (b)	9,576	$2,644,317
Community Health Systems, Inc. (a)	28,400	84,916
CorVel Corp. (a)	500	55,630
Cosmos Health, Inc. (a)	47	31
CVRx, Inc. (a)	200	2,534
Definitive Healthcare Corp. (a)	2,100	8,631
Dexcom, Inc. (a)	21,600	1,679,832
DocGo, Inc. (a)	200	848
Elevance Health, Inc. (b)	800	295,120
Ensign Group, Inc.	100	13,286
Fulgent Genetics, Inc. (a)	800	14,776
GeneDx Holdings Corp. (a)	400	30,744
GoodRx Holdings, Inc., Class A (a)	13,400	62,310
Guardant Health, Inc. (a)	28,400	867,620
Health Catalyst, Inc. (a)	900	6,363
HealthStream, Inc.	700	22,260
Hims & Hers Health, Inc. (a)	5,600	135,408
Humana, Inc. (b)	21,737	5,514,894
InfuSystem Holdings, Inc. (a)	500	4,225
Inogen, Inc. (a)	1,900	17,423
Integra LifeSciences Holdings Corp. (a)	7,500	170,100
Intuitive Surgical, Inc. (a)	400	208,784
iRadimed Corp.	400	22,000
iSpecimen, Inc. (a)	26	69
Joint Corp. (The) (a)	600	6,378
LeMaitre Vascular, Inc.	800	73,712
LivaNova PLC (a)	2,400	111,144
McKesson Corp.	300	170,973
Merit Medical Systems, Inc. (a)	2,900	280,488
Molina Healthcare, Inc. (a)	400	116,420
National Research Corp.	100	1,764
Nevro Corp. (a)	5,900	21,948
Novocure Ltd. (a)	12,700	378,460
OPKO Health, Inc. (a)	1	1
OraSure Technologies, Inc. (a)	200	722
Outset Medical, Inc. (a)	6,800	7,548
Owens & Minor, Inc. (a)	1,600	20,912
PACS Group, Inc. (a)	6,500	85,215
Pennant Group, Inc. (a)	2,500	66,300
Phreesia, Inc. (a)	300	7,548
PROCEPT BioRobotics Corp. (a)	800	64,416
Progyny, Inc. (a)	2,800	48,300
Pulmonx Corp. (a)	3,100	21,049
RxSight, Inc. (a)	3,600	123,768
Sensus Healthcare, Inc. (a)	1,100	7,612
SI-BONE, Inc. (a)	2,900	40,658
SiNtx Technologies, Inc. (a)	43	151
Tactile Systems Technology, Inc. (a)	1,300	22,269
Talkspace, Inc. (a)	5,600	17,304
Tandem Diabetes Care, Inc. (a)	13,800	497,076
Teladoc Health, Inc. (a)	23,700	215,433
TruBridge, Inc. (a)	1,200	23,664

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
U.S. Physical Therapy, Inc.	300	$26,613
Varex Imaging Corp. (a)	1,100	16,049
Veeva Systems, Inc., Class A (a)	5,100	1,072,275
Viemed Healthcare, Inc. (a)	1,100	8,822
Waystar Holding Corp. (a)	68,527	2,514,941
Zynex, Inc. (a)	2,400	19,224

		25,536,728

Household & Personal Products — 0.0%
Energizer Holdings, Inc.	600	20,934
Estee Lauder Cos., Inc. (The), Class A	12,700	952,246
Herbalife Ltd. (a)	700	4,683
Honest Co., Inc. (a)	300	2,079
Medifast, Inc. (a)	2,500	44,050
Nature’s Sunshine Products, Inc. (a)	400	5,864
Nu Skin Enterprises, Inc., Class A	11,400	78,546
Olaplex Holdings, Inc. (a)	27,100	46,883
Spectrum Brands Holdings, Inc.	2,200	185,878
USANA Health Sciences, Inc. (a)	200	7,178
WD-40 Co.	300	72,804

		1,421,145

Insurance — 1.2%
Abacus Life, Inc. (a)	231,338	1,811,376
American Coastal Insurance Corp., Class C (a)	1,000	13,460
Arch Capital Group Ltd.	36,905	3,408,177
Arthur J Gallagher & Co.	11,416	3,240,432
Bowhead Specialty Holdings, Inc. (a)	23,342	829,108
Brighthouse Financial, Inc. (a)	3,400	163,336
CNA Financial Corp.	1,000	48,370
Crawford & Co., Class A	300	3,468
eHealth, Inc. (a)	4,500	42,300
Employers Holdings, Inc.	800	40,984
F&G Annuities & Life, Inc.	1,100	45,584
Globe Life, Inc.	2,100	234,192
Greenlight Capital Re Ltd., Class A (a)	1,000	14,000
Hagerty, Inc., Class A (a)	1,400	13,510
HCI Group, Inc.	1,600	186,448
Heritage Insurance Holdings, Inc. (a)	4,600	55,660
Horace Mann Educators Corp.	2,000	78,460
James River Group Holdings Ltd.	8,000	38,960
Kemper Corp.	2,200	146,168
Kinsale Capital Group, Inc.	18,900	8,790,957
Lemonade, Inc. (a)	6,827	250,414
Lincoln National Corp.	23,600	748,356
Marsh & McLennan Cos., Inc.	800	169,928
MBIA, Inc. (a)	1,200	7,752
Mercury General Corp.	1,600	106,368
ProAssurance Corp. (a)	2,000	31,820
Progressive Corp. (The)	5,500	1,317,855
RLI Corp.	82,500	13,598,475
Selective Insurance Group, Inc.	100	9,352
Selectquote, Inc. (a)	700	2,604

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Skyward Specialty Insurance Group, Inc. (a)	5,300	$267,862
Tiptree, Inc.	900	18,774
Trupanion, Inc. (a)	1,600	77,120
TWFG, Inc. (a)	14,105	434,434
United Fire Group, Inc.	1,400	39,830
Universal Insurance Holdings, Inc.	3,400	71,604
W R Berkley Corp.	130,500	7,636,860

		43,994,358

Materials — 0.6%
AdvanSix, Inc.	500	14,245
Agnico Eagle Mines Ltd.	100	7,821
Alcoa Corp.	4,600	173,788
Alto Ingredients, Inc. (a)	200	312
Amcor PLC	9,600	90,336
American Vanguard Corp.	2,400	11,112
Ampco-Pittsburgh Corp. (a)	300	627
Ardagh Metal Packaging SA	3,300	9,933
ASP Isotopes, Inc. (a)	900	4,077
Aspen Aerogels, Inc. (a)	300	3,564
Avino Silver & Gold Mines Ltd. (a)	1,100	969
B2Gold Corp.	256,500	625,860
Centerra Gold, Inc.	10,400	59,176
Century Aluminum Co. (a)	1,200	21,864
CF Industries Holdings, Inc.	600	51,192
Chemours Co. (The)	5,900	99,710
Clearwater Paper Corp. (a)	1,000	29,770
Coeur Mining, Inc. (a)	80,600	461,032
DuPont de Nemours, Inc. (b)	14,571	1,111,039
Ecovyst, Inc. (a)	2,600	19,864
FMC Corp.	100	4,861
Fortuna Mining Corp. (a)	18,000	77,220
Franco-Nevada Corp.	15,100	1,775,609
Galiano Gold, Inc. (a)	300	369
Gatos Silver, Inc. (a)	3,600	50,328
Ginkgo Bioworks Holdings, Inc. (a)	10,112	99,300
Gold Royalty Corp. (a)	4,200	5,082
Huntsman Corp.	800	14,424
Hycroft Mining Holding Corp. (a)	40	88
Innospec, Inc.	100	11,006
Intrepid Potash, Inc. (a)	1,300	28,496
Kinross Gold Corp.	5,300	49,131
Knife River Corp. (a)	3,100	315,084
Koppers Holdings, Inc.	100	3,240
Kronos Worldwide, Inc.	200	1,950
Linde PLC	24,392	10,212,199
Lithium Americas Corp. (a)	15	44
LSB Industries, Inc. (a)	4,900	37,191
Martin Marietta Materials, Inc.	400	206,600
McEwen Mining, Inc. (a)	4,300	33,454
Metalla Royalty & Streaming Ltd. (a)	200	502
Metallus, Inc. (a)	2,100	29,673

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Mosaic Co.	35,500	$872,590
MP Materials Corp. (a)	2,500	39,000
Myers Industries, Inc.	400	4,416
New Gold, Inc. (a)	30,700	76,136
Newmont Corp.	7,000	260,540
Northern Dynasty Minerals Ltd. (a)	2,400	1,396
Nucor Corp.	900	105,039
O-I Glass, Inc. (a)	3,800	41,192
Olin Corp.	1,100	37,180
Origin Materials, Inc. (a)	700	896
Osisko Gold Royalties Ltd.	500	9,050
Packaging Corp. of America	2,300	517,799
Pan American Silver Corp.	300	6,066
Ramaco Resources, Inc., Class A	5,500	56,430
Ranpak Holdings Corp. (a)	4,900	33,712
Rayonier Advanced Materials, Inc. (a)	8,700	71,775
Royal Gold, Inc.	100	13,185
Ryerson Holding Corp.	500	9,255
Sandstorm Gold Ltd.	30,400	169,632
Schnitzer Steel Industries, Inc.	100	1,522
Scotts Miracle-Gro Co.	400	26,536
Sensient Technologies Corp.	100	7,126
Sherwin-Williams Co. (b)	2,930	995,995
Silvercorp Metals, Inc.	4,500	13,500
Southern Copper Corp.	962	87,667
SSR Mining, Inc. (a)	39,800	277,008
SunCoke Energy, Inc.	3,100	33,170
Teck Resources Ltd., Class B (b)	20,456	829,190
Tredegar Corp. (a)	2,100	16,128
Trilogy Metals, Inc. (a)	2,700	3,132
TriMas Corp.	700	17,213
Trinseo PLC	2,900	14,790
Triple Flag Precious Metals Corp.	5,100	76,704
Tronox Holdings PLC, Class A	1,200	12,084
U.S. Antimony Corp. (a)	2,900	5,133
Universal Stainless & Alloy Products, Inc. (a)	300	13,209

		20,507,538

Media & Entertainment — 1.4%
Alphabet, Inc., Class A (b)	66,741	12,634,071
Altice USA, Inc., Class A (a)	11,000	26,510
AMC Networks, Inc., Class A (a)	1,600	15,840
Angi, Inc. (a)	13,400	22,244
Bumble, Inc., Class A (a)	100	814
BuzzFeed, Inc. (a)	123	328
Cardlytics, Inc. (a)	100	371
Entravision Communications Corp., Class A	900	2,115
Eventbrite, Inc., Class A (a)	18,500	62,160
EverQuote, Inc., Class A (a)	200	3,998
EW Scripps Co. (The), Class A (a)	7,300	16,133
Gannett Co., Inc. (a)	4,200	21,252
Gray Television, Inc.	100	315

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
iHeartMedia, Inc., Class A (a)	4,100	$8,118
Learfield Communications LLC (a),(b)	91,802	6,793,348
Liberty Broadband Corp., Class C (a),(b)	1,023	76,480
Liberty Broadband Corp., Class A (a),(b)	753	55,993
Liberty Media Corp.-Liberty Formula One, Class C (a),(b)	4,812	445,880
Liberty Media Corp.-Liberty Live, Class C (a),(b)	5,522	375,827
Liberty Media Corp.-Liberty Live, Class A (a),(b)	3,399	226,238
Lionsgate Studios Corp. (a)	100	760
MediaAlpha, Inc., Class A (a)	1,400	15,806
Meta Platforms, Inc., Class A (b)	20,892	12,232,475
Netflix, Inc. (a)	3,300	2,941,356
New York Times Co., Class A	4,500	234,225
Nextdoor Holdings, Inc. (a)	2,200	5,214
Playstudios, Inc. (a)	4,200	7,812
Reddit, Inc., Class A (a)	20,600	3,366,864
Reservoir Media, Inc. (a)	600	5,430
ROBLOX Corp., Class A (a)	139,700	8,083,042
Roku, Inc. (a)	6,000	446,040
Snap, Inc., Class A (a)	146,400	1,576,728
Spotify Technology SA (a)	6,700	2,997,446
TechTarget, Inc. (a)	1,100	21,802
TKO Group Holdings, Inc. (a)	200	28,422
Townsquare Media, Inc., Class A	1,200	10,908
Travelzoo (a)	1,300	25,935
TrueCar, Inc. (a)	700	2,611
ZoomInfo Technologies, Inc., Class A (a)	1,400	14,714

		52,805,625

Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
10X Genomics, Inc., Class A (a)	17,600	252,736
180 Life Sciences Corp. (a)	31	56
4D Molecular Therapeutics, Inc. (a)	2,300	12,811
89bio, Inc. (a)	5,500	43,010
Aadi Bioscience, Inc. (a)	700	2,209
AbCellera Biologics, Inc. (a)	36,400	106,652
Absci Corp. (a)	9,600	25,152
ACADIA Pharmaceuticals, Inc. (a)	19,300	354,155
Aclaris Therapeutics, Inc. (a)	12,600	31,248
Acumen Pharmaceuticals, Inc. (a)	6,300	10,836
Adaptimmune Therapeutics PLC, ADR (a)	721	388
Adicet Bio, Inc. (a)	12,942	12,450
ADMA Biologics, Inc. (a)	43,900	752,885
Adverum Biotechnologies, Inc. (a)	570	2,662
Aerovate Therapeutics, Inc. (a)	1,800	4,770
Agilent Technologies, Inc.	3,400	456,756
Agios Pharmaceuticals, Inc. (a)	100	3,286
Aldeyra Therapeutics, Inc. (a)	6,500	32,435
Alector, Inc. (a)	9,100	17,199
Allogene Therapeutics, Inc. (a)	48,200	102,666
Allovir, Inc. (a)	6,100	2,562
Alnylam Pharmaceuticals, Inc. (a)	200	47,062
Altimmune, Inc. (a)	700	5,047

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
ALX Oncology Holdings, Inc. (a)	12,100	$20,207
Amgen, Inc. (b)	19,100	4,978,224
Amphastar Pharmaceuticals, Inc. (a)	1,600	59,408
Amylyx Pharmaceuticals, Inc. (a)	4,900	18,522
AN2 Therapeutics, Inc. (a)	6,800	9,384
AnaptysBio, Inc. (a)	4,400	58,256
Anavex Life Sciences Corp. (a)	8,100	86,994
Anika Therapeutics, Inc. (a)	800	13,168
Apogee Therapeutics, Inc. (a)	300	13,590
Applied DNA Sciences, Inc. (a)	42	9
Aquestive Therapeutics, Inc. (a)	200	712
Arcus Biosciences, Inc. (a)	100	1,489
Ardelyx, Inc. (a)	7,500	38,025
Arrowhead Pharmaceuticals, Inc. (a)	6,000	112,800
Arvinas, Inc. (a)	3,100	59,427
Assertio Holdings, Inc. (a)	14,250	12,413
Atea Pharmaceuticals, Inc. (a)	5,400	18,090
Athira Pharma, Inc. (a)	3,800	2,229
Atossa Therapeutics, Inc. (a)	100	94
aTyr Pharma, Inc. (a)	1,100	3,982
Aura Biosciences, Inc. (a)	100	822
Avid Bioservices, Inc. (a)	6,500	80,275
Avidity Biosciences, Inc. (a)	700	20,356
Bausch Health Cos., Inc. (a)	3,000	24,180
BioAtla, Inc. (a)	2,900	1,715
BioCardia, Inc. (a)	47	102
BioCryst Pharmaceuticals, Inc. (a)	41,800	314,336
Biofrontera, Inc. (a)	14	15
Biogen, Inc. (a)	3,700	565,804
Biohaven Ltd. (a)	1,400	52,290
Biomea Fusion, Inc. (a)	6,100	23,668
Bio-Path Holdings, Inc. (a)	1	1
Biote Corp., Class A (a)	400	2,472
Bristol-Myers Squibb Co.	42,300	2,392,488
Bruker Corp.	200	11,724
C4 Therapeutics, Inc. (a)	14,400	51,840
Cabaletta Bio, Inc. (a)	11,200	25,424
Cara Therapeutics, Inc. (a)	966	5,912
Cardiff Oncology, Inc. (a)	1,300	5,642
CareDx, Inc. (a)	10,800	231,228
Caribou Biosciences, Inc. (a)	20,800	33,072
Carisma Therapeutics, Inc. (a)	22	9
Cartesian Therapeutics, Inc. (a)	40	716
Cassava Sciences, Inc. (a)	8,100	19,116
Celcuity, Inc. (a)	400	5,236
Century Therapeutics, Inc. (a)	800	808
Climb Bio, Inc. (a)	1,700	3,060
Codexis, Inc. (a)	8,800	41,976
Collegium Pharmaceutical, Inc. (a)	1,300	37,245
Compass Therapeutics, Inc. (a)	500	725
Corcept Therapeutics, Inc. (a)	7,700	388,003
Corvus Pharmaceuticals, Inc. (a)	2,000	10,700

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Curis, Inc. (a)	95	$291
Cytokinetics, Inc. (a)	1,000	47,040
Danaher Corp.	20,500	4,705,775
Day One Biopharmaceuticals, Inc. (a)	300	3,801
Design Therapeutics, Inc. (a)	4,800	29,616
Dynavax Technologies Corp. (a)	300	3,831
Dyne Therapeutics, Inc. (a)	1,300	30,628
Editas Medicine, Inc. (a)	18,900	24,003
Elevation Oncology, Inc. (a)	1,200	675
Eli Lilly & Co. (b)	16,432	12,685,504
Emergent BioSolutions, Inc. (a)	12,400	118,544
Enanta Pharmaceuticals, Inc. (a)	3,300	18,975
Erasca, Inc. (a)	12,000	30,120
Esperion Therapeutics, Inc. (a)	45,300	99,660
Essa Pharma, Inc. (a)	1,100	1,969
Eton Pharmaceuticals, Inc. (a)	500	6,660
Exelixis, Inc. (a)	24,500	815,850
EyePoint Pharmaceuticals, Inc. (a)	2,200	16,390
Fate Therapeutics, Inc. (a)	14,600	24,090
FibroGen, Inc. (a)	18,300	9,690
Fortress Biotech, Inc. (a)	20	41
Fulcrum Therapeutics, Inc. (a)	11,200	52,640
Generation Bio Co. (a)	2,500	2,650
Gossamer Bio, Inc. (a)	21,400	19,358
Harmony Biosciences Holdings, Inc. (a)	1,900	65,379
Harrow, Inc. (a)	3,500	117,425
Harvard Bioscience, Inc. (a)	1,200	2,532
Heron Therapeutics, Inc. (a)	12,900	19,737
HilleVax, Inc. (a)	300	621
Hookipa Pharma, Inc. (a)	60	121
Humacyte, Inc. (a)	2,200	11,110
Ideaya Biosciences, Inc. (a)	8,800	226,160
Ikena Oncology, Inc. (a)	1,700	2,788
Immunic, Inc. (a)	3,100	3,100
Immunome, Inc. (a)	400	4,248
Inotiv, Inc. (a)	200	828
Inozyme Pharma, Inc. (a)	600	1,662
Insmed, Inc. (a)	8,200	566,128
Intellia Therapeutics, Inc. (a)	23,400	272,844
Intra-Cellular Therapies, Inc. (a)	1,000	83,520
Invivyd, Inc. (a)	6,000	2,659
Ionis Pharmaceuticals, Inc. (a)	17,000	594,320
IQVIA Holdings, Inc. (a)	4,100	805,691
Ironwood Pharmaceuticals, Inc. (a)	20,900	92,587
KalVista Pharmaceuticals, Inc. (a)	1,800	15,246
Karyopharm Therapeutics, Inc. (a)	3,300	2,232
Keros Therapeutics, Inc. (a)	200	3,166
Kezar Life Sciences, Inc. (a)	1,650	11,088
Kodiak Sciences, Inc. (a)	4,500	44,775
Kura Oncology, Inc. (a)	3,600	31,356
Kymera Therapeutics, Inc. (a)	6,500	261,495
Kyverna Therapeutics, Inc. (a)	800	2,992

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Larimar Therapeutics, Inc. (a)	2,733	$10,577
Legend Biotech Corp., ADR (a)	3,200	104,128
LENZ Therapeutics, Inc.	228	6,582
Lineage Cell Therapeutics, Inc. (a)	200	101
Liquidia Corp. (a)	5,000	58,800
Lyell Immunopharma, Inc. (a)	3,900	2,496
Lyra Therapeutics, Inc. (a)	9,300	1,920
MacroGenics, Inc. (a)	14,400	46,800
MannKind Corp. (a)	48,700	313,141
Maravai LifeSciences Holdings, Inc., Class A (a)	7,300	39,785
Medpace Holdings, Inc. (a)	2,600	863,798
Merck & Co., Inc.	67,900	6,754,692
Mersana Therapeutics, Inc. (a)	11,600	16,588
MiMedx Group, Inc. (a)	4,100	39,442
Mind Medicine MindMed, Inc. (a)	394	2,742
Mirum Pharmaceuticals, Inc. (a)	4,200	173,670
Monte Rosa Therapeutics, Inc. (a)	400	2,776
Mural Oncology PLC (a)	400	1,288
Natera, Inc. (a)	6,500	1,028,950
Nektar Therapeutics (a)	26,800	24,924
Nkarta, Inc. (a)	1,200	2,988
NovaBay Pharmaceuticals, Inc. (a)	31	19
Novavax, Inc. (a)	21,000	168,840
Nurix Therapeutics, Inc. (a)	1,600	30,144
Nuvalent, Inc., Class A (a)	1,400	109,592
Nuvation Bio, Inc. (a)	9,200	24,472
Ocean Biomedical, Inc. (a)	34	19
Ocular Therapeutix, Inc. (a)	700	5,978
Olema Pharmaceuticals, Inc. (a)	3,500	20,405
Omeros Corp. (a)	1,900	18,772
OnKure Therapeutics, Inc., Class A (a)	270	2,322
Organogenesis Holdings, Inc. (a)	7,800	24,960
ORIC Pharmaceuticals, Inc. (a)	400	3,228
Personalis, Inc. (a)	3,100	17,918
Perspective Therapeutics, Inc. (a)	2,310	7,369
Petros Pharmaceuticals, Inc. (a)	35	14
Pfizer, Inc.	154,700	4,104,191
Phathom Pharmaceuticals, Inc. (a)	1,800	14,616
Phio Pharmaceuticals Corp. (a)	4	7
Pliant Therapeutics, Inc. (a)	3,400	44,778
PMV Pharmaceuticals, Inc. (a)	8,300	12,533
Precision BioSciences, Inc. (a)	19	72
Prelude Therapeutics, Inc. (a)	5,800	7,395
Prime Medicine, Inc. (a)	100	292
PTC Therapeutics, Inc. (a)	8,100	365,634
Puma Biotechnology, Inc. (a)	3,700	11,285
Quanterix Corp. (a)	1,400	14,882
Rallybio Corp. (a)	1,200	1,152
Rani Therapeutics Holdings, Inc., Class A (a)	1,300	1,781
RAPT Therapeutics, Inc. (a)	6,700	10,586
Recursion Pharmaceuticals, Inc., Class A (a)	2,200	14,872
REGENXBIO, Inc. (a)	2,300	17,779

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Relay Therapeutics, Inc. (a)	9,300	$38,316
Relmada Therapeutics, Inc. (a)	3,200	1,664
Repligen Corp. (a)	1,200	172,728
Replimune Group, Inc. (a)	5,900	71,449
Rezolute, Inc. (a)	300	1,470
Rigel Pharmaceuticals, Inc. (a)	990	16,652
Royalty Pharma PLC, Class A	33,900	864,789
Sage Therapeutics, Inc. (a)	1,200	6,516
Sana Biotechnology, Inc. (a)	2,500	4,075
Sangamo Therapeutics, Inc. (a)	13,900	14,178
Savara, Inc. (a)	5,200	15,964
Scholar Rock Holding Corp. (a)	9,200	397,624
Seer, Inc. (a)	8,900	20,559
Shattuck Labs, Inc. (a)	3,500	4,235
Solid Biosciences, Inc. (a)	273	1,092
Spruce Biosciences, Inc. (a)	700	294
Spyre Therapeutics, Inc. (a)	4,700	109,416
Sutro Biopharma, Inc. (a)	11,400	20,976
Syndax Pharmaceuticals, Inc. (a)	8,200	108,404
Tango Therapeutics, Inc. (a)	200	618
Tarsus Pharmaceuticals, Inc. (a)	1,400	77,518
Tectonic Therapeutic, Inc. (a)	50	2,309
Tempest Therapeutics, Inc. (a)	41	34
Theriva Biologics, Inc. (a)	31	54
Thermo Fisher Scientific, Inc.	15,400	8,011,542
Travere Therapeutics, Inc. (a)	19,700	343,174
Twist Bioscience Corp. (a)	4,700	218,409
Ultragenyx Pharmaceutical, Inc. (a)	13,300	559,531
Vanda Pharmaceuticals, Inc. (a)	4,200	20,118
Vaxart, Inc. (a)	200	132
Ventyx Biosciences, Inc. (a)	14,800	32,412
Verastem, Inc. (a)	1,008	5,211
Verve Therapeutics, Inc. (a)	4,100	23,124
Vigil Neuroscience, Inc. (a)	500	850
Vir Biotechnology, Inc. (a)	400	2,936
Viridian Therapeutics, Inc. (a)	5,000	95,850
Vistagen Therapeutics, Inc. (a)	147	434
Vor BioPharma, Inc. (a)	500	555
WaVe Life Sciences Ltd. (a)	400	4,948
Werewolf Therapeutics, Inc. (a)	3,700	5,476
Xencor, Inc. (a)	7,600	174,648
Xenon Pharmaceuticals, Inc. (a)	3,100	121,520
Y-mAbs Therapeutics, Inc. (a)	3,000	23,490
Zentalis Pharmaceuticals, Inc. (a)	15,100	45,753

		60,323,769

Real Estate — 0.2%
Agree Realty Corp. (b)	4,700	331,115
Brandywine Realty Trust	300	1,680
CareTrust REIT, Inc.	14,000	378,700
Chatham Lodging Trust	200	1,790
City Office REIT, Inc.	100	552

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Community Healthcare Trust, Inc.	1,800	$34,578
CTO Realty Growth, Inc.	3,000	59,130
Digital Realty Trust, Inc. (b)	106	18,797
Diversified Healthcare Trust	11,500	26,450
Easterly Government Properties, Inc.	900	10,224
EastGroup Properties, Inc.	500	80,245
Elme Communities	500	7,635
Equinix, Inc. (b)	802	756,198
Equity Commonwealth (a)	18,000	31,860
Franklin Street Properties Corp.	3,300	6,039
FrontView REIT, Inc.	100	1,813
Getty Realty Corp.	3,000	90,390
Global Medical REIT, Inc.	500	3,860
Hudson Pacific Properties, Inc.	2,900	8,787
Lineage, Inc.	68,528	4,013,685
LTC Properties, Inc.	300	10,365
NETSTREIT Corp.	400	5,660
Office Properties Income Trust	1,600	1,599
Omega Healthcare Investors, Inc. (b)	100	3,785
Orion Office REIT, Inc.	200	742
Paramount Group, Inc.	3,800	18,772
Piedmont Office Realty Trust, Inc., Class A	5,000	45,750
Plymouth Industrial REIT, Inc.	1,300	23,140
Postal Realty Trust, Inc., Class A	200	2,610
SBA Communications Corp. (b)	2,786	567,787
Service Properties Trust	2,300	5,842
Uniti Group, Inc.	600	3,300
Universal Health Realty Income Trust	300	11,163
Veris Residential, Inc.	1,300	21,619

		6,585,662

Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. (a)	1,100	3,630
Avalon GloboCare Corp. (a)	3	10
Douglas Elliman, Inc. (a)	900	1,503
Forestar Group, Inc. (a)	1,200	31,104
Landbridge Co. LLC, Class A	45,685	2,951,251
Opendoor Technologies, Inc. (a)	19,800	31,680
RE/MAX Holdings, Inc., Class A (a)	100	1,067
Redfin Corp. (a)	28,500	224,295
RMR Group, Inc. (The), Class A	900	18,576
Seritage Growth Properties, Class A (a)	1,000	4,120

		3,267,236

Retailing — 0.7%
1stdibs.com, Inc. (a)	2,200	7,788
Advance Auto Parts, Inc.	300	14,187
Amazon.com, Inc. (a),(b)	58,366	12,804,917
America’s Car-Mart, Inc. (a)	14,934	765,367
Arko Corp.	600	3,954
Beyond, Inc. (a)	10,500	51,765
Big 5 Sporting Goods Corp.	700	1,253
Camping World Holdings, Inc., Class A	184,426	3,887,700

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
CarMax, Inc. (a)	1,300	$106,288
CarParts.com, Inc. (a)	4,100	4,428
Carvana Co. (a)	29,500	5,999,120
Cato Corp. (The), Class A	1,600	6,240
Children’s Place, Inc. (a)	400	4,184
Citi Trends, Inc. (a)	900	23,625
Designer Brands, Inc., Class A	9,200	49,128
EVgo, Inc. (a)	29,900	121,095
Floor & Decor Holdings, Inc., Class A (a)	200	19,940
Groupe Dynamite, Inc. (a)	13,671	184,981
Groupon, Inc. (a)	1,122	13,632
Guess?, Inc.	1,800	25,308
Haverty Furniture Cos., Inc.	400	8,904
J Jill, Inc.	1,000	27,620
Kohl’s Corp.	25,600	359,424
Monro, Inc.	1,200	29,760
Ollie’s Bargain Outlet Holdings, Inc. (a)	100	10,973
Petco Health & Wellness Co., Inc. (a)	49,500	188,595
PetMed Express, Inc. (a)	1,800	8,676
Qurate Retail, Inc., Series A (a)	89,000	29,370
RealReal, Inc. (The) (a)	25,200	275,436
Rent the Runway, Inc., Class A (a)	25	213
RH (a)	500	196,795
Ross Stores, Inc. (b)	7,416	1,121,818
Shoe Carnival, Inc.	100	3,308
Sleep Number Corp. (a)	100	1,524
Sonic Automotive, Inc., Class A	100	6,335
Sportsman’s Warehouse Holdings, Inc. (a)	1,600	4,272
Stitch Fix, Inc., Class A (a)	10,500	45,255
ThredUp, Inc., Class A (a)	1,200	1,668
Warby Parker, Inc., Class A (a)	400	9,684
Wayfair, Inc., Class A (a)	2,600	115,232

		26,539,762

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc. (a),(b)	789	95,303
Alpha & Omega Semiconductor Ltd. (a)	900	33,327
Ambarella, Inc. (a)	1,300	94,562
Applied Materials, Inc.	1,800	292,734
Astera Labs, Inc. (a)	25,842	3,422,773
AXT, Inc. (a)	9,700	21,049
Broadcom, Inc. (b)	25,782	5,977,299
CEVA, Inc. (a)	800	25,240
Credo Technology Group Holding Ltd. (a)	23,300	1,565,993
Enphase Energy, Inc. (a),(b)	700	48,076
Everspin Technologies, Inc. (a)	1,700	10,863
Ichor Holdings Ltd. (a)	100	3,222
Impinj, Inc. (a)	3,200	464,832
Intel Corp.	155,700	3,121,785
inTEST Corp. (a)	1,700	14,603
KLA Corp.	3,600	2,268,432
Kopin Corp. (a)	3,300	4,488

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Lam Research Corp.	59,900	$4,326,577
Marvell Technology, Inc. (b)	4,130	456,159
Maxeon Solar Technologies Ltd. (a)	21	158
MaxLinear, Inc. (a)	16,800	332,304
Microchip Technology, Inc. (b)	5,217	299,195
NVIDIA Corp. (b)	109,512	14,706,366
ON Semiconductor Corp. (a),(b)	1,183	74,588
PDF Solutions, Inc. (a)	1,400	37,912
Penguin Solutions, Inc. (a)	4,100	78,679
Pixelworks, Inc. (a)	1,000	730
Qorvo, Inc. (a)	1,900	132,867
QUALCOMM, Inc.	33,800	5,192,356
Rambus, Inc. (a)	7,000	370,020
Semtech Corp. (a)	27,343	1,691,165
Silicon Laboratories, Inc. (a)	500	62,110
SiTime Corp. (a)	1,800	386,154
SolarEdge Technologies, Inc. (a)	13,300	180,880
Synaptics, Inc. (a)	2,700	206,064
Veeco Instruments, Inc. (a)	3,730	99,964
Wolfspeed, Inc. (a)	29,300	195,138

		46,293,967

Software & Services — 2.6%
8x8, Inc. (a)	20,000	53,400
A10 Networks, Inc.	3,400	62,560
ACI Worldwide, Inc. (a)	140,854	7,311,731
Adobe, Inc. (a)	14,100	6,269,988
Alkami Technology, Inc. (a)	9,164	336,136
AppLovin Corp., Class A (a)	21,100	6,832,813
Arteris, Inc. (a)	100	1,019
Asana, Inc., Class A (a)	18,300	370,941
Atlassian Corp., Class A (a)	900	219,042
Backblaze, Inc., Class A (a)	4,600	27,692
Bill Holdings, Inc. (a)	16,021	1,357,139
BlackBerry Ltd. (a)	4,500	17,010
Blend Labs, Inc., Class A (a)	7,600	31,996
Brightcove, Inc. (a)	5,900	25,665
C3.ai, Inc., Class A (a)	12,400	426,932
Cerence, Inc. (a)	7,200	56,520
Clear Secure, Inc., Class A	100	2,664
Clearwater Analytics Holdings, Inc., Class A (a)	62,739	1,726,577
Cloudflare, Inc., Class A (a)	3,700	398,416
CoreCard Corp. (a)	200	4,540
CPI Card Group, Inc. (a)	200	5,978
CyberArk Software Ltd. (a)	22,843	7,610,145
Digital Turbine, Inc. (a)	23,800	40,222
DocuSign, Inc. (a)	200	17,988
DoubleVerify Holdings, Inc. (a)	2,600	49,946
eGain Corp. (a)	1,100	6,853
Elastic NV (a)	4,500	445,860
EPAM Systems, Inc. (a)	500	116,910
Expensify, Inc., Class A (a)	10,800	36,180

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Fastly, Inc., Class A (a)	4,400	$41,536
Five9, Inc. (a)	700	28,448
Fortinet, Inc. (a)	91,200	8,616,576
Freshworks, Inc., Class A (a)	3,600	58,212
Gartner, Inc. (a)	1,400	678,258
Guidewire Software, Inc. (a)	300	50,574
Hackett Group, Inc. (The)	1,100	33,792
HubSpot, Inc. (a)	1,100	766,447
Informatica, Inc., Class A (a)	100	2,593
Information Services Group, Inc.	2,100	7,014
Intuit, Inc.	500	314,250
Klaviyo, Inc., Class A (a)	13,800	569,112
LivePerson, Inc. (a)	17,100	25,992
Logility Supply Chain Solutions, Inc., Class A	1,700	18,836
Microsoft Corp. (b)	31,024	13,076,616
Mitek Systems, Inc. (a)	800	8,904
Monday.com Ltd. (a)	7,200	1,695,168
MongoDB, Inc. (a)	200	46,562
N-able, Inc. (a)	300	2,802
NCR Voyix Corp. (a)	26,371	364,975
Nutanix, Inc., Class A (a)	27,300	1,670,214
Oblong, Inc. (a)	1	4
Okta, Inc. (a),(b)	6,870	541,356
Olo, Inc., Class A (a)	24,300	186,624
ON24, Inc. (a)	3,000	19,380
Onestream, Inc. (a)	136,984	3,906,784
Ooma, Inc. (a)	1,700	23,902
Pagaya Technologies Ltd., Class A (a)	2,500	23,225
PagerDuty, Inc. (a)	4,300	78,518
Palo Alto Networks, Inc. (a)	4,100	746,036
Porch Group, Inc. (a)	100	492
Q2 Holdings, Inc. (a)	51,357	5,169,082
Qualys, Inc. (a)	1,300	182,286
Rackspace Technology, Inc. (a)	2,400	5,304
Red Violet, Inc. (a)	300	10,860
Rimini Street, Inc. (a)	1,300	3,471
RingCentral, Inc., Class A (a)	4,500	157,545
Rubrik, Inc., Class A (a)	15,421	1,007,917
Salesforce, Inc.	1,100	367,763
Samsara, Inc., Class A (a)	21,000	917,490
SEMrush Holdings, Inc., Class A (a)	800	9,504
ServiceTitan, Inc., Class A (a)	18,273	1,879,743
Snowflake, Inc., Class A (a)	69,400	10,716,054
SoundThinking, Inc. (a)	300	3,918
Sprout Social, Inc., Class A (a)	2,200	67,562
Synchronoss Technologies, Inc. (a)	400	3,840
Telos Corp. (a)	1,900	6,498
Tenable Holdings, Inc. (a)	6,000	236,280
Teradata Corp. (a)	2,300	71,645
Twilio, Inc., Class A (a),(b)	11,614	1,255,241
UiPath, Inc., Class A (a)	80,600	1,024,426
Unisys Corp. (a)	11,400	72,162

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Upland Software, Inc. (a)	6,300	$27,342
Varonis Systems, Inc. (a)	19,000	844,170
Weave Communications, Inc. (a)	8,000	127,360
WM Technology, Inc. (a)	3,900	5,382
Workiva, Inc. (a)	300	32,850
Yext, Inc. (a)	3,500	22,260
Zeta Global Holdings Corp., Class A (a)	27,500	494,725
Zoom Communications, Inc., Class A (a)	4,700	383,567
Zscaler, Inc. (a)	16,900	3,048,929
Zuora, Inc., Class A (a)	12,900	127,968

		95,749,209

Technology Hardware & Equipment — 1.3%
Aeva Technologies, Inc. (a)	240	1,140
AEye, Inc. (a)	30	38
Amphenol Corp., Class A	195,204	13,556,918
Apple, Inc. (b)	54,439	13,632,614
Applied Optoelectronics, Inc. (a)	600	22,116
Aviat Networks, Inc. (a)	100	1,811
Bel Fuse, Inc., Class B	600	49,482
Cambium Networks Corp. (a)	1,600	1,032
Cisco Systems, Inc.	7,300	432,160
CommScope Holding Co., Inc. (a)	48,600	253,206
CompoSecure, Inc., Class A	5,100	78,183
Comtech Telecommunications Corp. (a)	4,200	16,842
Crane NXT Co.	1,400	81,508
Extreme Networks, Inc. (a)	5,500	92,070
FARO Technologies, Inc. (a)	1,600	40,576
Frequency Electronics, Inc. (a)	600	11,112
Identiv, Inc. (a)	600	2,196
Ingram Micro Holding Corp. (a)	22,843	442,926
IPG Photonics Corp. (a)	500	36,360
Kimball Electronics, Inc. (a)	500	9,365
Lantronix, Inc. (a)	5,600	23,072
Lumentum Holdings, Inc. (a)	1,700	142,715
Methode Electronics, Inc.	3,200	37,728
MicroVision, Inc. (a)	200	262
NETGEAR, Inc. (a)	700	19,509
NetScout Systems, Inc. (a)	5,200	112,632
nLight, Inc. (a)	2,100	22,029
PC Connection, Inc.	100	6,927
Ribbon Communications, Inc. (a)	900	3,744
Teledyne Technologies, Inc. (a)	34,500	16,012,485
Viasat, Inc. (a)	5,900	50,209
Vishay Precision Group, Inc. (a)	500	11,735
Western Digital Corp. (a),(b)	16,351	975,010

		46,179,712

Telecommunication Services — 0.0%
Bandwidth, Inc., Class A (a)	3,400	57,868
Globalstar, Inc. (a)	100	207
IDT Corp., Class B	800	38,016
Lumen Technologies, Inc. (a)	114,700	609,057

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
NII Holdings, Inc. (a),(d)	50,677	$13,176
Spok Holdings, Inc.	1,000	16,050

		734,374

Transportation — 0.5%
American Airlines Group, Inc. (a)	12,500	217,875
Canadian Pacific Kansas City Ltd.	140,000	10,131,800
Copa Holdings SA, Class A	800	70,304
Covenant Logistics Group, Inc.	400	21,804
Delta Air Lines, Inc.	5,600	338,800
Expeditors International of Washington, Inc.	6,600	731,082
Forward Air Corp. (a)	600	19,350
Frontier Group Holdings, Inc. (a)	2,100	14,931
Genco Shipping & Trading Ltd.	9,100	126,854
Heartland Express, Inc.	6,900	77,418
JetBlue Airways Corp. (a)	6,700	52,662
Lyft, Inc., Class A (a)	93,377	1,204,563
Marten Transport Ltd.	4,299	67,107
Old Dominion Freight Line, Inc.	500	88,200
Pangaea Logistics Solutions Ltd.	3,000	16,080
Radiant Logistics, Inc. (a)	1,600	10,720
Schneider National, Inc., Class B	3,800	111,264
Seanergy Maritime Holdings Corp.	3,530	24,534
Uber Technologies, Inc. (a)	83,100	5,012,592
U-Haul Holding Co. (a)	700	48,363
United Parcel Service, Inc., Class B	1,401	176,666
Universal Logistics Holdings, Inc.	300	13,782
Werner Enterprises, Inc.	700	25,144

		18,601,895

Utilities — 0.2%
Algonquin Power & Utilities Corp.	9,700	43,165
Artesian Resources Corp., Class A	400	12,648
Constellation Energy Corp.	100	22,371
Hawaiian Electric Industries, Inc. (a)	7,900	76,867
National Fuel Gas Co.	100	6,068
NextEra Energy, Inc. (b)	37,463	2,685,722
PG&E Corp.	182,449	3,681,821
Pinnacle West Capital Corp.	5,400	457,758
Unitil Corp.	200	10,838
York Water Co. (The)	500	16,360

		7,013,618

Total North America		868,520,271

Oceania — 0.0%
Energy — 0.0%
Imperial Petroleum, Inc. (a)	40	120

Total Oceania		120

South America — 0.0%
Banks — 0.0%
Banco Bradesco SA, ADR (a)	93,900	179,349

Capital Goods — 0.0%
Embraer SA, ADR (a)	2,000	73,360

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Consumer Services — 0.0%
Afya Ltd., Class A (a)	200	$3,176
Despegar.com Corp. (a)	2,000	38,500

		41,676

Diversified Financials — 0.0%
Dlocal Ltd. (a)	14,500	163,270

Energy — 0.0%
Geopark Ltd.	7,000	64,890
Gran Tierra Energy, Inc. (a)	6,290	45,477
Transportadora de Gas del Sur SA, Class B, ADR (a)	200	5,854
Ultrapar Participacoes SA, ADR	13,100	34,453

		150,674

Food, Beverage & Tobacco — 0.0%
Ambev SA, ADR	74,700	138,195
BRF SA, ADR	1,500	6,105

		144,300

Materials — 0.0%
Gerdau SA, ADR	131,980	380,102
Loma Negra Cia Industrial Argentina SA, ADR (a)	200	2,388
Nexa Resources SA (a)	500	4,400
Wheaton Precious Metals Corp.	300	16,872

		403,762

Media & Entertainment — 0.0%
VTEX, Class A (a)	3,300	19,437

Telecommunication Services — 0.0%
Telefonica Brasil SA, ADR	300	2,265

Utilities — 0.0%
Cia Paranaense de Energia - Copel, ADR	1,700	10,081

Total South America		1,188,174

TOTAL COMMON STOCK (COST $811,064,798)		894,631,122

PREFERRED STOCK — 0.0%
North America — 0.0%
Health Care Equipment & Services — 0.0%
ATI Physical Therapy, Inc. (a),(b),(d)	3,039	2,203,275

Total North America		2,203,275

TOTAL PREFERRED STOCK (COST $3,008,610)		2,203,275

	Principal Amount
ASSET-BACKED SECURITIES — 6.7%
Europe — 0.8%
AGL CLO 25 Ltd., Series 2023-25A, Class E, 3 mo. TSFR + 8.66%, 13.28%, 07/21/36 (b),(e),(f)	$2,500,000	2,553,380
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 3 mo. TSFR + 4.68%, 9.34%, 10/15/36 (b),(e),(f)	1,000,000	1,017,747
Ares LXVI CLO Ltd., Series 2022-66A, Class ER, 3 mo. TSFR + 7.00%, 11.63%, 07/25/36 (b),(e),(f)	2,000,000	2,029,076

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 8.36%, 07/15/37 (b),(e),(f)	$1,000,000	$1,008,391
Series 2023-1A, Class D, 3 mo. TSFR + 4.90%, 9.55%, 04/16/36 (b),(e),(f)	1,000,000	1,009,274
Series 2023-2A, Class E, 3 mo. TSFR + 8.48%, 13.11%, 07/18/36 (b),(e),(f)	1,000,000	1,024,078
Birch Grove CLO 7 Ltd., Series 2023-7A, Class E, 3 mo. TSFR + 8.64%, 13.26%, 10/20/36 (b),(e),(f)	3,100,000	3,191,974
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 11.37%, 04/20/37 (b),(e),(f)	1,000,000	1,026,011
Dryden 107 CLO Ltd., Series 2023-107A, Class E, 3 mo. TSFR + 7.73%, 12.25%, 08/15/35 (b),(e),(f)	500,000	511,365
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class D, 3 mo. TSFR + 5.84%, 10.46%, 07/20/36 (b),(e),(f)	1,000,000	1,017,963
Katayma CLO I Ltd., Series 2023-1A, Class D, 3 mo. TSFR + 5.25%, 9.87%, 10/20/36 (b),(e),(f)	3,580,000	3,651,496
KKR CLO 43 Ltd., Series 2022-43A, Class ER, 3 mo. TSFR + 7.97%, 12.63%, 01/15/36 (b),(e),(f)	2,000,000	2,061,514
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 7.97%, 07/21/37 (b),(e),(f)	2,000,000	2,022,928
OCP CLO Ltd., Series 2023-28A, Class E, 3 mo. SOFR + 8.40%, 13.05%, 07/16/36 (b),(e),(f)	1,000,000	1,026,082
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class E, 3 mo. TSFR + 8.58%, 13.20%, 04/20/36 (b),(e),(f)	2,000,000	2,022,814
Pikes Peak CLO 17 Ltd., Series 2024-17A, Class E, 3 mo. TSFR + 5.75%, 10.32%, 01/15/38 (b),(e),(f)	1,500,000	1,500,000
Silver Point CLO 2 Ltd., Series 2023 - 2X, Class D1, 3 mo. TSFR + 5.56%, 10.18%, 04/20/35 (b),(c),(f)	1,000,000	1,011,055
Vibrant CLO XVI Ltd., Series 2023-16A, Class C, 3 mo. TSFR + 5.84%, 10.50%, 04/15/36 (b),(e),(f)	1,000,000	1,008,624

Total Europe		28,693,772

North America — 5.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + ..43%, 4.77%, 12/25/36 (b),(f)	2,314,294	693,955
Allegro CLO XV Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 3.65%, 8.27%, 07/20/35 (b),(e),(f)	1,500,000	1,502,874
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class E, 3 mo. TSFR + 6.84%, 11.46%, 07/20/37 (b),(e),(f)	1,250,000	1,254,376
Apidos CLO XXV Ltd., Series 2016-25A, Class E1R3, 3 mo. TSFR + 5.35%, 9.68%, 01/20/37 (b),(e),(f)	1,000,000	1,000,000
ARES LI CLO Ltd., Series 2019-51A, Class ER2, 3 mo. TSFR + 6.25%, 10.81%, 10/15/37 (b),(e),(f)	2,000,000	1,996,750
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. TSFR + 7.60%, 12.26%, 10/15/32 (b),(e),(f)	250,000	250,082
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 3 mo. TSFR + 8.24%, 12.86%, 10/20/36 (b),(e),(f)	1,150,000	1,183,663
ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class E, 3 mo. TSFR + 5.25%, 0.00%, 01/24/38 (b),(e),(f),(g)	1,000,000	1,000,000
ARES LVI CLO Ltd.,
Series 2020-56A, Class ER2, 3 mo. TSFR + 5.35%, 0.00%, 01/25/38 (b),(e),(f),(g)	2,000,000	2,000,000
Series 2020-56A, Class ER, 3 mo. TSFR + 6.76%, 11.39%, 10/25/34 (b),(e),(f)	1,000,000	996,250
Ares LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 8.52%, 04/20/37 (b),(e),(f)	1,000,000	1,019,420
Atlantic Avenue Ltd., Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 9.37%, 04/20/37 (b),(e),(f)	2,500,000	2,551,007
Bain Capital Credit CLO Ltd.,
Series 2020-4A, Class D1AR, 3 mo. TSFR + 4.75%, 9.37%, 10/20/36 (b),(e),(f)	1,000,000	1,014,901
Series 2020-4A, Class ER, 3 mo. TSFR + 7.98%, 12.60%, 10/20/36 (b),(e),(f)	1,000,000	1,035,281
Balboa Bay Loan Funding Ltd.,
Series 2021-1A, Class E, 3 mo. TSFR + 6.42%, 11.04%, 07/20/34 (b),(e),(f)	1,000,000	978,058
Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 11.57%, 07/20/37 (b),(e),(f)	1,000,000	1,007,853
Series 2023-2A, Class E, 3 mo. TSFR + 7.25%, 11.87%, 10/20/36 (b),(e),(f)	1,100,000	1,115,618

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ballyrock CLO 25 Ltd., Series 2023-25A, Class D, 3 mo. TSFR + 7.79%, 12.42%, 01/25/36 (b),(e),(f)	$875,000	$875,914
Ballyrock CLO Ltd., Series 2022-19A, Class C, 3 mo. TSFR + 3.50%, 8.12%, 04/20/35 (b),(e),(f)	1,350,000	1,354,672
Barings CLO Ltd.,
Series 2023-3A, Class D, 3 mo. TSFR + 4.50%, 9.16%, 10/15/36 (b),(e),(f)	1,500,000	1,526,416
Series 2019-3A, Class ERR, 3 mo. TSFR + 5.85%, 10.20%, 01/20/36 (b),(e),(f)	1,000,000	1,000,000
Series 2021-2A, Class E, 3 mo. TSFR + 6.51%, 11.17%, 07/15/34 (b),(e),(f)	1,000,000	999,072
Series 2023-3A, Class E, 3 mo. TSFR + 7.33%, 11.99%, 10/15/36 (b),(e),(f)	1,000,000	1,023,699
BBAM U.S. CLO II Ltd.,
Series 2023-2A, Class C2, 3 mo. TSFR + 7.00%, 11.66%, 10/15/38 (b),(e),(f)	2,000,000	2,047,934
Series 2023-2A, Class D, 3 mo. TSFR + 8.15%, 12.81%, 10/15/38 (b),(e),(f)	4,300,000	4,418,001
BBAM U.S. CLO III Ltd., Series 2023-3A, Class C2, 3 mo. TSFR + 7.35%, 12.01%, 10/15/38 (b),(e),(f)	4,600,000	4,726,054
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.33%, 03/25/37 (b),(f)	664,249	236,198
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. TSFR + 3.76%, 8.38%, 04/20/34 (b),(e),(f)	2,000,000	1,997,448
Series 2016-10A, Class DRR, 3 mo. TSFR + 7.01%, 11.63%, 04/20/34 (b),(e),(f)	1,000,000	1,003,040
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. TSFR + 7.01%, 11.67%, 07/15/34 (b),(e),(f)	1,000,000	996,688
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. TSFR + 6.96%, 11.62%, 10/15/34 (b),(e),(f)	1,000,000	998,497
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 3 mo. TSFR + 6.93%, 11.55%, 04/20/35 (b),(e),(f)	1,000,000	1,001,989
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. TSFR + 3.91%, 8.54%, 04/25/34 (b),(e),(f)	1,800,000	1,802,938
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class ER, 3 mo. TSFR + 6.00%, 10.62%, 07/20/37 (b),(e),(f)	1,000,000	990,064
BHG Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (b),(e)	312,000	297,490
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 11.75%, 07/25/34 (b),(e),(f)	1,000,000	985,820
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. TSFR + 6.66%, 11.32%, 04/15/34 (b),(e),(f)	250,000	247,688
BlueMountain CLO XXXII Ltd., Series 2021-32A, Class D, 3 mo. TSFR + 3.66%, 8.32%, 10/15/34 (b),(e),(f)	2,000,000	1,997,570
BPCRE Ltd., Series 2022-FL2, Class B, 1 mo. TSFR + 3.80%, 8.18%, 01/16/37 (b),(e),(f)	1,000,000	999,986
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 7.98%, 07/20/34 (b),(e),(f)	1,400,000	1,399,674
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 11.38%, 07/20/34 (b),(e),(f)	2,000,000	1,996,934
Bryant Park Funding Ltd.,
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 8.37%, 05/15/37 (b),(e),(f)	1,250,000	1,260,383
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 9.57%, 05/15/37 (b),(e),(f)	2,000,000	2,015,052
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 11.79%, 04/15/37 (b),(e),(f)	1,250,000	1,252,369
BSPRT Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 8.31%, 07/15/39 (b),(e),(f)	1,277,000	1,262,069
Canyon CLO Ltd., Series 2021-3A, Class D, 3 mo. TSFR + 3.31%, 7.97%, 07/15/34 (b),(e),(f)	1,000,000	1,002,291
Capital Four US CLO III Ltd., Series 2022-2A, Class D1, 3 mo. TSFR + 5.80%, 10.42%, 01/21/35 (b),(e),(f)	1,000,000	1,000,252
Carlyle U.S. CLO Ltd.,
Series 2019-1A, Class CR, 3 mo. TSFR + 3.61%, 8.23%, 04/20/31 (b),(e),(f)	1,500,000	1,502,976
Series 2024-8A, Class E, 3 mo. TSFR + 5.50%, 9.82%, 01/25/37 (b),(e),(f)	1,350,000	1,350,000
Series 2021-9A, Class E, 3 mo. TSFR + 6.89%, 11.51%, 10/20/34 (b),(e),(f)	1,000,000	996,191
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 12.52%, 01/27/36 (b),(e),(f)	1,500,000	1,547,499
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.86%, 11.48%, 07/20/34 (b),(e),(f)	1,000,000	979,436

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CBAM Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 11.71%, 07/15/37 (b),(e),(f)	$1,000,000	$1,006,001
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. TSFR + 6.87%, 11.50%, 07/23/34 (b),(e),(f)	1,500,000	1,494,375
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. TSFR + 3.57%, 8.19%, 04/20/34 (b),(e),(f)	1,000,000	1,010,937
Series 2016-6A, Class ERR, 3 mo. TSFR + 6.98%, 11.60%, 04/20/34 (b),(e),(f)	1,250,000	1,246,956
Cedar Funding XVII CLO Ltd., Series 2023-17A, Class E, 3 mo. TSFR + 8.16%, 12.78%, 07/20/36 (b),(e),(f)	1,000,000	1,024,264
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (b),(h)	343,182	279,300
CIFC Funding Ltd.,
Series 2021-5A, Class ER, 3 mo. TSFR + 5.10%, 0.00%, 01/15/38 (b),(e),(f),(g)	1,000,000	1,000,000
Series 2019-3A, Class CR, 3 mo. TSFR + 3.31%, 7.96%, 10/16/34 (b),(e),(f)	1,140,000	1,138,005
Series 2021-6A, Class D, 3 mo. TSFR + 3.36%, 8.02%, 10/15/34 (b),(e),(f)	1,000,000	1,003,486
Series 2021-2A, Class E, 3 mo. TSFR + 6.46%, 11.12%, 04/15/34 (b),(e),(f)	1,000,000	1,002,384
Series 2019-2A, Class ER, 3 mo. TSFR + 6.85%, 11.50%, 04/17/34 (b),(e),(f)	1,000,000	1,002,759
Series 2019-3A, Class DR, 3 mo. TSFR + 7.06%, 11.71%, 10/16/34 (b),(e),(f)	1,000,000	996,250
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 2.02%, 10/15/52 (b),(e),(f),(i)	1,746,095	18,594
Series 2020-4, Class XB, 2.78%, 12/15/52 (b),(e),(f),(i)	1,000,000	65,590
Series 2021-1, Class XA, 2.88%, 04/15/53 (b),(e),(f),(i)	572,309	15,417
Series 2021-2, Class XA, 2.98%, 07/15/54 (b),(e),(f),(i)	642,216	22,465
Series 2020-4, Class XA, 3.83%, 12/15/52 (b),(e),(f),(i)	439,060	11,435
Series 2020-1, Class E, 4.65%, 03/15/50 (b),(e),(f)	125,000	112,005
Series 2017-2, Class M, 5.38%, 12/25/27 (b),(e),(f)	1,000,000	938,071
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (b),(e)	1,000,000	985,864
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (b),(e)	235,933	238,773
CWABS Asset-Backed Certificates Trust, Series 2005-10, Class MF2, 4.13%, 02/25/36 (b),(f)	268,168	254,610
Dividend Solar Loans LLC, Series 2018-1, Class B, 4.29%, 07/20/38 (b),(e)	1,735,668	1,550,698
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. TSFR + 6.41%, 10.93%, 08/20/34 (b),(e),(f)	1,000,000	982,686
Eaton Vance CLO Ltd., Series 2013-1A, Class C3R, 3 mo. TSFR + 3.66%, 8.32%, 01/15/34 (b),(e),(f)	2,500,000	2,504,100
Elmwood CLO 21 Ltd., Series 2022-8A, Class DR, 3 mo. TSFR + 4.00%, 8.62%, 10/20/36 (b),(e),(f)	1,000,000	1,009,074
Elmwood CLO 26 Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.45%, 11.08%, 04/18/37 (b),(e),(f)	1,605,200	1,650,057
Exeter Automobile Receivables Trust,
Series 2024-5A, Class E, 7.22%, 05/17/32 (b),(e)	1,414,000	1,390,433
Series 2024-4A, Class E, 7.65%, 02/17/32 (b),(e)	1,480,000	1,493,637
Series 2024-1A, Class E, 7.89%, 08/15/31 (b),(e)	1,426,000	1,452,883
FIGRE Trust,
Series 2024-HE4, Class F, 8.48%, 09/25/54 (b),(e),(f)	251,000	248,587
Series 2024-HE5, Class F, 8.63%, 10/25/54 (b),(e),(f)	251,000	250,296
Flatiron CLO 21 Ltd., Series 2021-1A, Class ER, 3 mo. TSFR + 5.90%, 10.52%, 10/19/37 (b),(e),(f)	2,500,000	2,490,342
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 11.49%, 10/20/34 (b),(e),(f)	1,500,000	1,481,900
Foundation Finance Trust, Series 2024-1A, Class D, 8.13%, 12/15/49 (b),(e)	718,000	750,381
FS Rialto Issuer LLC,
Series 2022-FL5, Class B, 1 mo. TSFR + 3.37%, 7.74%, 06/19/37 (b),(e),(f)	155,000	153,715
Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 7.85%, 01/19/39 (b),(e),(f)	1,000,000	983,765
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 8.29%, 06/19/37 (b),(e),(f)	1,000,000	987,415
Galaxy 30 CLO Ltd., Series 2022-30A, Class ER, 3 mo. TSFR + 5.90%, 10.30%, 01/15/38 (b),(e),(f)	1,000,000	1,000,000
Galaxy 31 CLO Ltd.,
Series 2023-31A, Class D, 3 mo. TSFR + 5.25%, 9.91%, 04/15/36 (b),(e),(f)	1,500,000	1,508,364

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-31A, Class E, 3 mo. TSFR + 8.43%, 13.09%, 04/15/36 (b),(e),(f)	$2,000,000	$2,018,044
Galaxy 32 CLO Ltd., Series 2023-32A, Class D, 3 mo. TSFR + 4.30%, 8.92%, 10/20/36 (b),(e),(f)	1,000,000	1,017,397
GLS Auto Receivables Issuer Trust,
Series 2024-3A, Class E, 7.25%, 06/16/31 (b),(e)	813,000	808,775
Series 2024-4A, Class E, 7.51%, 08/15/31 (b),(e)	1,005,000	1,002,758
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (b),(e)	361,000	354,046
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (b),(e)	829,000	846,368
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 8.27%, 04/15/34 (b),(e),(f)	1,000,000	1,000,689
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.33%, 06/25/34 (b),(h)	293,502	230,391
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 5.01%, 05/25/36 (b),(f)	1,527,000	311,647
Series 2006-6, Class AF3, 5.73%, 03/25/36 (b),(f)	793,583	233,899
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (b),(h)	318,704	247,292
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 11.59%, 04/20/34 (b),(e),(f)	1,500,000	1,495,680
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 11.79%, 01/30/35 (b),(e),(f)	1,000,000	985,462
HalseyPoint CLO II Ltd., Series 2020-2A, Class ER, 3 mo. TSFR + 7.50%, 12.80%, 07/20/37 (b),(e),(f)	1,500,000	1,510,858
HPS Loan Management Ltd., Series 2021-16A, Class E, 3 mo. TSFR + 6.76%, 11.39%, 01/23/35 (b),(e),(f)	1,000,000	998,137
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. TSFR + 7.46%, 12.08%, 10/20/34 (b),(e),(f)	1,500,000	1,494,957
KKR CLO 49 Ltd., Series 49A, Class ER, 3 mo. TSFR + 6.82%, 11.44%, 10/20/37 (b),(e),(f)	1,000,000	1,021,483
Lendbuzz Securitization Trust, Series 2024-2A, Class C, 7.45%, 05/15/31 (b),(e)	366,000	374,251
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1 mo. TSFR + .43%, 4.77%, 11/25/36 (b),(f)	2,817,887	829,318
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 7.95%, 10/25/37 (b),(f)	707,679	487,561
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 4.69%, 10/25/37 (b),(f)	1,478,094	218,193
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 4.81%, 10/25/37 (b),(f)	2,153,098	320,779
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 7.52%, 06/19/37 (b),(e),(f)	1,213,000	1,213,450
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 8.07%, 06/19/37 (b),(e),(f)	1,000,000	1,000,347
MF1 Ltd., Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 6.57%, 02/19/37 (b),(e),(f)	847,000	822,174
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class ER2, 3 mo. TSFR + 6.00%, 10.32%, 01/15/36 (b),(e),(f)	1,000,000	1,000,000
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 9.71%, 01/21/37 (b),(e),(f)	1,000,000	1,018,375
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (b),(h)	849,776	226,731
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER2, 3 mo. TSFR + 5.15%, 0.00%, 01/20/39 (b),(e),(f),(g)	1,000,000	1,000,000
New Mountain CLO 2 Ltd., Series CLO-2A, Class ER, 3 mo. TSFR + 5.70%, 10.06%, 01/15/38 (b),(e),(f)	1,500,000	1,500,000
Oaktree CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 7.38%, 12.04%, 01/15/35 (b),(e),(f)	1,000,000	1,000,968
OCP CLO Ltd., Series 2017-13A, Class ER2, 3 mo. TSFR + 5.90%, 10.46%, 11/26/37 (b),(e),(f)	1,500,000	1,494,387
Octane Receivables Trust, Series 2024-3A, Class E, 7.66%, 11/22/32 (b),(e)	250,000	248,485
OHA Credit Funding 10 Ltd., Series 2021-10A, Class E, 3 mo. TSFR + 6.51%, 11.14%, 01/18/36 (b),(e),(f)	1,000,000	996,682
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (b),(e)	4,199,750	4,119,669

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Palmer Square CLO Ltd., Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 8.55%, 04/16/37 (b),(e),(f)	$1,000,000	$1,021,397
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 3 mo. TSFR + 3.00%, 7.66%, 04/15/31 (b),(e),(f)	1,500,000	1,501,368
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 11.91%, 04/20/35 (b),(e),(f)	1,000,000	983,521
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 5.43%, 05/25/35 (b),(f)	488,000	287,903
Pikes Peak CLO 10, Series 2022-10A, Class ER, 3 mo. TSFR + 5.90%, 10.29%, 01/22/38 (b),(e),(f)	1,000,000	1,000,000
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. TSFR + 6.69%, 11.18%, 05/18/34 (b),(e),(f)	1,000,000	1,000,246
Pikes Peak CLO 8, Series 2021-8A, Class ER, 3 mo. TSFR + 5.75%, 0.00%, 01/20/38 (b),(e),(f),(g)	1,000,000	1,000,000
Post CLO Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.71%, 11.37%, 10/15/34 (b),(e),(f)	1,000,000	1,001,069
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 11.52%, 04/17/34 (b),(e),(f)	500,000	478,332
RAD CLO 28 Ltd., Series 2024-28A, Class E, 3 mo. TSFR + 5.25%, 0.00%, 04/20/38 (b),(e),(f),(g)	1,000,000	1,000,000
RAD CLO 9 Ltd., Series 2020-9A, Class ER, 3 mo. TSFR + 5.75%, 0.00%, 01/15/38 (b),(e),(f),(g)	1,000,000	1,000,000
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 6.37%, 04/25/35 (b),(f)	2,253,000	1,855,618
RASC Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 5.25%, 02/25/36 (b),(f)	334,519	259,741
Regional Management Issuance Trust, Series 2022-1, Class D, 6.72%, 03/15/32 (b),(e)	256,000	250,031
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 11.14%, 07/25/31 (b),(e),(f)	2,250,000	2,241,322
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. TSFR + 3.46%, 8.14%, 07/10/34 (b),(e),(f)	1,000,000	999,827
Series 2021-4A, Class D, 3 mo. TSFR + 7.21%, 11.89%, 07/10/34 (b),(e),(f)	500,000	489,105
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. TSFR + 6.06%, 10.72%, 04/15/36 (b),(e),(f)	1,000,000	990,099
RR 34 Ltd., Series 2024-34RA, Class DR, 3 mo. TSFR + 5.50%, 10.06%, 10/15/39 (b),(e),(f)	2,000,000	1,992,406
RR15 Ltd., Series 2021-15A, Class C, 3 mo. TSFR + 3.16%, 7.82%, 04/15/36 (b),(e),(f)	1,000,000	998,781
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (b),(e),(f)	917,760	957,135
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 2.55%, 08/25/35 (b),(h)	333,674	257,842
Series 2004-2, Class MF4, 2.55%, 08/25/35 (b),(h)	363,971	258,754
Sculptor CLO XXIX Ltd., Series 29A, Class D1, 3 mo. TSFR + 3.46%, 8.09%, 10/22/34 (b),(e),(f)	2,000,000	1,997,544
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 8.83%, 04/25/37 (b),(e),(f)	1,000,000	1,017,347
Silver Point CLO 2 Ltd., Series 2023-2A, Class D2, 3 mo. TSFR + 7.64%, 12.26%, 04/20/35 (b),(e),(f)	4,958,678	5,026,924
Silver Point CLO 5 Ltd., Series 2024-5A, Class D2, 3 mo. TSFR + 4.35%, 9.08%, 10/20/37 (b),(e),(f)	1,095,000	1,109,386
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 11.39%, 07/15/34 (b),(e),(f)	2,400,000	2,201,698
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 8.10%, 05/17/39 (b),(e),(f)	1,000,000	1,001,827
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 02/20/51 (b),(e)	728,371	690,630
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (b),(e)	1,173,811	1,137,251
Symphony CLO 40 Ltd., Series 2023-40A, Class D2R, 3 mo. TSFR + 4.00%, 8.42%, 01/05/38 (b),(e),(f)	1,300,000	1,300,000
Symphony CLO 46 Ltd., Series 2024-46A, Class E, 3 mo. TSFR + 5.65%, 10.09%, 01/20/38 (b),(e),(f)	2,000,000	2,000,000
Symphony CLO Ltd., Series 2023-38A, Class D, 3 mo. TSFR + 5.20%, 9.83%, 04/24/36 (b),(e),(f)	1,000,000	1,008,065
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (b),(e)	252,000	254,074
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (b),(e),(f)	3,644,000	3,714,559
Trestles CLO V Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 6.61%, 11.23%, 10/20/34 (b),(e),(f)	1,500,000	1,514,644
Trestles CLO VI Ltd., Series 2023-6A, Class E, 3 mo. TSFR + 6.50%, 11.13%, 01/25/36 (b),(e),(f)	1,000,000	1,006,703
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 06/15/28 (b),(e)	577,000	610,233
Trinitas CLO IV Ltd., Series 2024-27X, Class D1, 3 mo. TSFR + 4.30%, 8.93%, 04/18/37 (b),(c),(f)	1,000,000	1,013,812

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount		Value
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. TSFR + 7.08%, 11.70%, 01/25/34 (b),(e),(f)	$1,000,000		$945,503
Trinitas CLO XXI Ltd., Series 2022-21A, Class E, 3 mo. TSFR + 8.66%, 13.28%, 01/20/36 (b),(e),(f)	2,000,000		1,998,044
Trinitas CLO XXIV Ltd., Series 2024-24A, Class E, 3 mo. TSFR + 7.34%, 11.97%, 04/05/37 (b),(e),(f)	1,000,000		1,035,919
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, 3 mo. TSFR + 4.30%, 8.93%, 04/18/37 (b),(e),(f)	2,750,000		2,787,983
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, 3 mo. TSFR + 4.00%, 8.63%, 04/25/37 (b),(e),(f)	4,750,000		4,795,049
Trinitas CLO XXX Ltd.,
Series 2024-30A, Class D1A, 3 mo. TSFR + 3.50%, 8.17%, 10/23/37 (b),(e),(f)	3,000,000		3,025,557
Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 11.57%, 10/23/37 (b),(e),(f)	1,750,000		1,761,580
Upstart Securitization Trust, Series 2021-5, Class C, 4.15%, 11/20/31 (b),(e)	1,200,000		1,164,007
Vibrant CLO XII Ltd., Series 2021-12A, Class DR, 3 mo. TSFR + 6.94%, 11.56%, 04/20/34 (b),(e),(f)	1,000,000		986,572
Vibrant CLO XIV Ltd., Series 2021-14A, Class D, 3 mo. TSFR + 7.12%, 11.74%, 10/20/34 (b),(e),(f)	1,000,000		978,565
Voya CLO Ltd.,
Series 2020-3A, Class DR, 3 mo. TSFR + 3.51%, 8.13%, 10/20/34 (b),(e),(f)	1,100,000		1,100,909
Series 2018-3A, Class E, 3 mo. TSFR + 6.01%, 10.67%, 10/15/31 (b),(e),(f)	1,500,000		1,470,146
Series 2021-1A, Class E, 3 mo. TSFR + 6.61%, 11.27%, 07/15/34 (b),(e),(f)	1,000,000		999,553
Wellfleet CLO Ltd., Series 2022-2A, Class ER, 3 mo. TSFR + 7.75%, 12.38%, 10/18/37 (b),(e),(f)	2,000,000		2,024,612
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + .79%, 5.13%, 05/25/36 (b),(f)	3,126,160		2,877,799

Total North America			216,278,511

TOTAL ASSET-BACKED SECURITIES (COST $245,651,933)			244,972,283

CONVERTIBLE BONDS — 0.0%
Asia — 0.0%
Internet — 0.0%
Alibaba Group Holding Ltd., 0.50%, 06/01/31 (b),(e)	333,000		354,312

Total Asia			354,312

TOTAL CONVERTIBLE BONDS (COST $331,663)			354,312

BANK DEBT — 4.0%
Europe — 0.2%
Entertainment — 0.1%
McLaren Racing Ltd., GBP Term Loan, 3 mo. GBP LIBOR + 5.50%, 10.82%, 12/31/35 (b),(d),(f)	2,484,942	GBP	3,124,525

Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.00%, 11/14/28 (b),(f)	$606,916		644,241

Software — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 8.42%, 06/29/29 (b),(f)	1,854,029	EUR	1,709,241
GBP Term Loan B2, 10.80%, 07/30/29 (b)	2,600,970	GBP	2,971,241

			4,680,482

Total Europe			8,449,248

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
North America — 3.7%
Commercial Services — 0.0%
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 6.00%, 10.60%, 05/02/30 (b),(f)	$997,964	$1,001,287
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.19%, 06/02/28 (b),(f)	132,873	131,022

		1,132,309

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 11.28%, 05/02/28 (b),(f)	8,387,925	8,290,038

Distribution/Wholesale — 0.0%
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.10%, 11/30/30 (b),(f)	567,267	568,566

Diversified Financial Services — 0.3%
Arcline FM Holdings LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.05%, 06/23/28 (b),(f)	1,111,701	1,117,104
Atlas CC Acquisition Corp.,
Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.03%, 05/25/28 (b),(f)	849,363	567,375
Term Loan C, 3 mo. USD Term SOFR + 4.25%, 9.03%, 05/25/28 (b),(f)	172,759	115,403
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.62%, 12/29/27 (b),(f)	1,802,178	1,607,687
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 9.99%, 14.64%, 07/19/28 (b),(d),(f)	1,351,417	1,395,338
2024 PIK 2nd Out Term Loan, 13.00%, 07/19/28 (b)	5,751,251	5,295,924
Dynacast International LLC, 2024 Term Loan, 5.75%, 05/30/30 (b),(d),(j)	1,858,564	1,816,746

		11,915,577

Food — 0.3%
H-Food Holdings LLC,
2023 CO-OP Term Loan, 3 mo. USD Term SOFR + 3.69%, 8.21%, 11/01/30 (b),(f)	7,931,032	5,313,791
2024 CO-OP Adhoc Steerco Term Loan B2, PRIME + 6.00%, 13.50%, 10/25/31 (b),(f)	591,646	396,403
2024 CO-OP Adhoc Steerco Term Loan B3, PRIME + 6.00%, 13.50%, 10/25/31 (b),(f)	268,213	179,703
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.32%, 05/01/31 (b),(f)	3,240,732	3,284,482

		9,174,379

Food Service — 0.1%
TKC Holdings, Inc.,
2022 PIK Toggle Holdco Term Loan, 6 mo. USD Term SOFR + 13.50%, 13.50%, 02/15/27 (b),(d),(f)	3,660,501	3,303,602
2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.36%, 05/15/28 (b),(d),(f)	1,200,805	1,213,570

		4,517,172

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.85%, 12/14/29 (b),(f)	2,809,765	2,451,520

Healthcare-Services — 0.5%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.70%, 10/01/27 (b),(f)	98,793	95,473
Symplr Software, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.19%, 12/22/27 (b),(f)	1,776,612	1,622,828
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.84%, 03/02/27 (b),(f)	10,446,015	10,080,404
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.69%, 06/20/28 (b),(f)	1,374,122	1,283,086
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 12.94%, 01/12/29 (b),(f)	2,500,059	2,206,302

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.19%, 01/15/28 (b),(f)	$2,901,098	$2,756,044

		18,044,137

Home Furnishings — 0.1%
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.92%, 10/30/27 (b),(f)	1,180,355	1,175,928
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.94%, 10/30/27 (b),(f)	3,807,527	3,789,670

		4,965,598

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.58%, 07/08/31 (b),(f)	3,591,930	3,382,017
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.62%, 12/21/27 (b),(f)	127,033	79,872

		3,461,889

Housewares — 0.2%
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, CME Term SOFR + 4.00%, 10.50%, 10/06/29 (b),(d),(f)	8,742,239	7,553,162

Insurance — 0.2%
Asurion LLC,
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.94%, 01/31/28 (b),(f)	1,390,178	1,354,437
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.94%, 01/20/29 (b),(f)	2,633,350	2,535,415
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.92%, 08/19/28 (b),(f)	774,020	774,020
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.25%, 8.82%, 09/19/30 (b),(f)	1,501,745	1,496,384

		6,160,256

Investment Company Security — 0.4%
ATI Holdings Acquisition, Inc. , 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (b),(d)	842,503	842,503
Bulldog Purchaser, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.58%, 06/27/31 (b),(f)	997,500	1,003,315
Infinity Bidco U.S. LLC,
2021 Incremental Fixed Term Loan, 0.00%, 04/01/28 (b),(d),(g)	3,052,531	2,670,965
Fixed Term Loan, 13.50%, 06/30/25 (b),(d)	7,123,400	6,232,975
New Millennium HoldCo, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.50%, 10.07%, 05/14/25 (b),(d),(f)	1,025,632	1,030,760
Solaris U.S. Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.76%, 10/29/30 (b),(d),(f)	2,967,127	2,848,442

		14,628,960

Iron/Steel — 0.1%
Titan Purchaser, Inc., Term Loan B, 3 mo. USD Term SOFR + 6.00%, 10.32%, 03/01/30 (b),(d),(f)	2,838,419	2,863,255

IT Services — 0.0%
Optiv Security, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.87%, 07/31/26 (b),(f)	1,377,923	1,130,324

Machinery-Diversified — 0.3%
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 3 mo. USD Term SOFR + 6.50%, 11.37%, 05/21/29 (b),(f)	1,122,432	1,122,432
2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 10.87%, 05/21/29 (b),(f)	9,045,028	9,031,461

		10,153,893

Media — 0.2%
A-L Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 5.00%, 9.57%, 06/30/28 (b),(f)	5,363,370	5,406,277

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount		Value
Metal Fabricate/Hardware — 0.1%
Dynacast International LLC, 2021 First Out Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.36%, 07/22/25 (b),(d),(f)	$3,919,971		$3,841,572

Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.78%, 06/09/28 (b),(f)	49,389		44,404

Packaging & Containers — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.67%, 10/29/28 (b),(f)	2,343,440		2,261,186

Pipelines — 0.0%
Epic Y-Grade Services LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.34%, 06/29/29 (b),(f)	1,495,000		1,496,166

Retail — 0.1%
LSF9 Atlantis Holdings LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.85%, 03/31/29 (b),(f)	771,392		780,070
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.12%, 04/17/28 (b),(f)	2,098,204		1,685,424

			2,465,494

Software — 0.3%
Castle U.S. Holding Corp.,
EUR Term Loan, 3 mo. EURIBOR + 3.75%, 6.65%, 01/29/27 (b),(f)	2,072,406	EUR	1,195,004
USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.53%, 01/29/27 (b),(f)	$7,293,303		4,271,761
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.92%, 02/10/28 (b),(f)	7,042,604		6,267,917

			11,734,682

Telecommunications — 0.0%
Global Tel*Link Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 7.50%, 12.07%, 08/06/29 (b),(f)	1,454,917		1,418,544

Total North America			135,679,360

Oceania — 0.1%
Diversified Financial Services — 0.1%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 10.92%, 08/06/29 (b),(d),(f)	3,574,470	AUD	2,179,231

Total Oceania			2,179,231

TOTAL BANK DEBT (COST $147,753,204)			146,307,839

CORPORATE BONDS & NOTES — 9.4%
Africa — 0.4%
Chemicals — 0.3%
Sasol Financing USA LLC,
4.38%, 09/18/26 (b)	$7,252,000		6,940,852
6.50%, 09/27/28 (b)	2,652,000		2,545,954

			9,486,806

Electric — 0.0%
Eskom Holdings Soc Ltd., 7.13%, 02/11/25 (b),(c)	1,712,000		1,710,654

Mining — 0.1%
Stillwater Mining Co., 4.00%, 11/16/26 (b),(c)	2,760,000		2,618,550

Total Africa			13,816,010

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount		Value
Asia — 0.8%
Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd.,
4.00%, 07/30/27 (b),(c)	$2,424,000		$2,183,581
4.20%, 08/04/27 (b),(c)	5,774,000		5,217,918

			7,401,499

Electric — 0.3%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27 (b),(c)	1,350,887		1,290,801
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(c)	3,508,888		3,516,583
Minejesa Capital BV, 4.63%, 08/10/30 (b),(c)	4,859,319		4,684,229

			9,491,613

Energy-Alternate Sources — 0.1%
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (b),(c)	3,326,000		3,367,575

Iron/Steel — 0.0%
Krakatau Posco PT, 6.38%, 06/11/29 (b),(c)	2,034,000		2,032,328

Lodging — 0.2%
Melco Resorts Finance Ltd.,
5.63%, 07/17/27 (b),(c)	2,063,000		1,996,724
5.75%, 07/21/28 (b),(c)	3,231,000		3,081,670
Wynn Macau Ltd.,
5.50%, 01/15/26 - 10/01/27 (b),(c)	1,835,000		1,792,751
5.63%, 08/26/28 (b),(c)	1,737,000		1,672,871

			8,544,016

Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(c),(k)	3,607,000		58,614

Total Asia			30,895,645

Europe — 1.2%
Agriculture — 0.2%
MHP Lux SA,
6.25%, 09/19/29 (b),(e)	689,000		578,760
GBP Term Loan B2, 6.25%, 09/19/29 (b),(c)	3,232,000		2,714,880
GBP Term Loan B2, 6.95%, 04/03/26 (b),(c)	2,457,000		2,275,796

			5,569,436

Auto Manufacturers — 0.1%
Mclaren Finance PLC, 7.50%, 08/01/26 (b),(e)	4,193,000		4,169,599

Distribution/Wholesale — 0.3%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29 (b),(c)	8,877,000		8,862,309

Healthcare-Services — 0.1%
Kedrion SpA, 6.50%, 09/01/29 (b),(e)	4,693,000		4,413,767

Retail — 0.3%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (b),(e)	8,565,000	GBP	11,168,580

Water — 0.2%
Southern Water Services Finance Ltd.,
1.63%, 03/30/27 (b),(c)	1,521,000	GBP	1,561,844
6.64%, 03/31/26 (b),(c)	743,000	GBP	862,007
Thames Water Utilities Finance PLC,
1.25%, 01/31/32 (b),(c)	1,186,000	EUR	904,189

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount		Value
2.38%, 04/22/40 (b),(c)	495,000	GBP	451,472
2.63%, 01/24/32 (b),(c)	1,188,000	GBP	1,103,887
4.00%, 04/18/27 (b),(c)	545,000	EUR	431,036
5.13%, 09/28/37 (b),(c)	295,000	GBP	290,316
5.50%, 02/11/41 (b),(c)	200,000	GBP	196,678
6.75%, 11/16/28 (b),(c)	1,380,000	GBP	1,390,328
7.13%, 04/30/31 (b),(c)	612,000	GBP	624,773
7.75%, 04/30/44 (b),(c)	200,000	GBP	209,267
8.25%, 04/25/40 (b),(c)	200,000	GBP	212,135

			8,237,932

Total Europe			42,421,623

Middle East — 1.3%
Commercial Banks — 0.1%
Akbank TAS, 7.50%, 01/20/30 (b),(c)	$4,075,000		$4,116,972

Commercial Services — 0.1%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (b),(c)	3,241,000		3,357,676

Electric — 0.4%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (b),(c)	5,297,000		5,277,136
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (b),(c)	3,000,000		2,891,427
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30 (b),(c)	6,633,000		6,684,525

			14,853,088

Investment Company Security — 0.3%
Gaci First Investment Co., 5.38%, 10/13/22 (b),(c)	10,525,000		8,739,171
Magellan Capital Holdings Ltd., 8.38%, 07/08/29 (b),(c),(f)	2,761,000		2,849,998

			11,589,169

Real Estate — 0.2%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27 (b),(c)	4,430,000		4,588,519

Telecommunications — 0.2%
Turk Telekomunikasyon AS, 7.38%, 05/20/29 (b),(c)	7,014,000		7,145,022

Total Middle East			45,650,446

North America — 4.1%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29 (b),(e)	7,886,000		6,899,847

Airlines — 0.1%
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29 (b),(c)	5,081,000		5,004,175

Auto Manufacturers — 0.1%
Rivian Holdings LLC, 10.50%, 10/15/26 (b),(e),(f)	2,624,000		2,629,820

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(e)	2,143,000		1,970,881

Commercial Banks — 0.1%
Banco Mercantil del Norte SA, 8.38%, 02/20/49 (b),(c),(f),(l)	3,029,000		3,021,992

Commercial Services — 0.1%
Sotheby’s,
5.88%, 06/01/29 (b),(e)	1,119,000		992,319
7.38%, 10/15/27 (b),(e)	1,471,000		1,454,605
Verde Purchaser LLC, 10.50%, 11/30/30 (b),(e)	1,757,000		1,892,254

			4,339,178

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Diversified Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/49 (b),(d),(h),(k)	$436,000	$103,550

Food Service — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(e)	2,026,000	2,003,072
10.50%, 05/15/29 (b),(e)	9,832,000	9,898,255

		11,901,327

Hand/Machine Tools — 0.2%
Werner FinCo LP,
11.50%, 06/15/28 (b),(e)	4,355,000	4,828,894
PIK, 14.50%, 10/15/28 (b),(e)	2,494,219	2,513,025

		7,341,919

Healthcare-Services — 0.3%
8.00%, 08/01/27 - 08/01/28 (b),(e)	8,289,485	6,900,635
Pediatrix Medical Group, Inc., 5.38%, 02/15/30 (b),(e)	1,388,000	1,325,416
Team Health Holdings, Inc., PIK, 13.50%, 06/30/28 (b),(e)	1,008,185	1,114,044
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(e)	1,518,200	1,290,470

		10,630,565

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (b),(e)	740,000	704,869
10.75%, 06/30/32 (b),(e)	3,114,000	2,865,174

		3,570,043

Housewares — 0.1%
SWF Holdings I Corp., 6.50%, 10/01/29 (b)	2,633,400	1,896,048

Insurance — 0.1%
Acrisure LLC,
6.00%, 08/01/29 (b),(e)	1,119,000	1,073,236
8.25%, 02/01/29 (b),(e)	1,335,000	1,382,394
8.50%, 06/15/29 (b),(e)	80,000	83,368

		2,538,998

Leisure Time — 0.0%
Viking Cruises Ltd., 7.00%, 02/15/29 (b),(e)	936,000	941,136

Lodging — 0.1%
Full House Resorts, Inc., 8.25%, 02/15/28 (b),(e)	3,534,000	3,506,612

Media — 0.2%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(e)	8,607,000	8,607,654

Oil & Gas — 0.7%
Petroleos Mexicanos,
5.95%, 01/28/31 (b)	5,049,000	4,263,807
6.35%, 02/12/48 (b)	4,593,000	3,017,663
6.50%, 03/13/27 (b)	8,200,000	7,927,541
6.75%, 09/21/47 (b)	7,691,000	5,287,353
6.88%, 08/04/26 (b)	4,389,000	4,312,697
7.69%, 01/23/50 (b)	2,329,000	1,757,231

		26,566,292

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(e)	$3,647,000	$3,689,674

Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 14.75%, 11/14/28 (b),(e)	472,541	505,390

Pipelines — 0.2%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(e)	8,352,000	9,072,619

REITS — 0.0%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	1,779,000	1,733,791

Retail — 0.5%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(e)	4,829,000	2,970,248
Guitar Center Holdings, Inc., 12.50%, 12/13/30 (b),(d)	5,490,025	1,509,757
LSF9 Atlantis Holdings LLC, 7.75%, 02/15/26 (b),(e)	7,274,000	7,316,640
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(e)	991,000	748,214
7.88%, 05/01/29 (b),(e)	5,987,000	3,631,753
Victra Holdings LLC, 8.75%, 09/15/29 (b),(e)	956,000	999,516

		17,176,128

Telecommunications — 0.4%
Digicel Intermediate Holdings Ltd., 9.00%, 05/25/27 (b),(h)	2,149,571	2,126,248
Digicel Midco Ltd., PIK, 10.50%, 11/25/28 (b),(h)	4,716,113	4,220,921
Millicom International Cellular SA, 4.50%, 04/27/31 (b),(c)	7,532,000	6,600,490
Total Play Telecomunicaciones SA de CV,
6.38%, 09/20/28 (b),(c)	2,417,000	1,868,139
10.50%, 12/31/28 (b),(c)	498,000	448,578

		15,264,376

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
7.00%, 06/15/32 (b),(e)	1,585,000	1,616,240
7.88%, 12/01/30 (b),(e)	959,000	1,009,364

		2,625,604

Total North America		151,537,619

South America — 1.6%
Airlines — 0.3%
Azul Secured Finance II LLP, PIK, 0.00%, 01/28/25 (b),(e),(g)	787,389	795,263
Azul Secured Finance LLP,
10.88%, 05/28/30 (b),(e),(h)	2,418,826	1,386,350
11.50%, 05/28/29 (b),(e),(h)	4,557,720	2,577,938
11.93%, 08/28/28 (b),(e)	3,124,488	3,143,675
Latam Airlines Group SA, 7.88%, 04/15/30 (b),(c)	4,000,000	4,049,440

		11,952,666

Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(c)	2,883,000	2,636,942

Electric — 0.0%
Generacion Mediterranea SA, 11.00%, 11/01/31 (b),(c)	1,909,000	1,839,321

Engineering & Construction — 0.0%
ATP Tower Holdings LLC, 4.05%, 04/27/26 (b),(c)	1,245,000	1,195,693

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Iron/Steel — 0.4%
Samarco Mineracao SA,
PIK, 0.00%, 06/30/31 (b),(c),(g)	$6,232,864	$6,087,573
PIK, 9.50%, 06/30/31 (b),(e)	8,839,284	8,633,237

		14,720,810

Media — 0.2%
VTR Comunicaciones SpA,
4.38%, 04/15/29 (b),(c)	3,800,000	3,346,452
5.13%, 01/15/28 (b),(c)	2,840,000	2,642,907

		5,989,359

Oil & Gas — 0.5%
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(c)	11,931,000	8,975,772
5.63%, 06/19/47 (b),(c)	6,987,000	4,449,969
Trident Energy Finance PLC, 12.50%, 11/30/29 (b),(c)	4,000,000	4,192,000

		17,617,741

Pipelines — 0.0%
Acu Petroleo Luxembourg S.a.r.l, 7.50%, 01/13/32 (b),(c)	259,818	255,597

Telecommunications — 0.1%
Telecom Argentina SA, 9.50%, 07/18/31 (b),(c)	3,006,000	3,085,659

Total South America		59,293,788

TOTAL CORPORATE BONDS & NOTES (COST $343,629,929)		343,615,131

SOVEREIGN DEBT — 5.5%
Argentina Republic Government International Bonds,
0.75%, 07/09/30 (b),(h)	2,664,232	2,053,324
3.50%, 07/09/41 (b),(h)	9,870,535	6,160,875
Bhama Government International Bonds, 6.00%, 11/21/28 (b),(c)	2,608,000	2,484,120
Chile Government International Bonds,
3.24%, 02/06/28 (b)	6,321,000	5,971,923
4.85%, 01/22/29 (b)	6,799,000	6,722,769
Colombia Government International Bonds,
7.75%, 11/07/36 (b)	4,422,000	4,324,274
8.00%, 11/14/35 (b)	9,338,000	9,389,359
8.38%, 11/07/54 (b)	5,788,000	5,606,546
Dominican Republic International Bonds,
5.50%, 02/22/29 (b),(c)	3,200,000	3,094,400
5.95%, 01/25/27 (c)	7,000,000	6,951,000
6.00%, 07/19/28 (b),(c)	7,064,000	6,996,892
6.88%, 01/29/26 (b),(c)	10,818,000	10,893,726
Ecuador Government International Bonds,
0.00%, 07/31/30 (b),(c),(g)	2,060,753	1,123,676
5.50%, 07/31/35 (b),(c),(h)	1,901,865	1,077,318
6.90%, 07/31/30 (b),(c),(h)	6,877,706	4,780,947
El Salvador Government International Bonds, 0.25%, 04/17/30 (b),(c)	4,700,000	86,111
Georgia Government International Bonds, 2.75%, 04/22/26 (b),(c)	2,615,000	2,462,310
Iraq International Bonds,
5.80%, 01/15/28 (b),(c)	9,782,267	9,878,504
5.80%, 01/15/28 (b),(e)	3,476,139	3,438,278
Ivory Coast Government International Bonds, 6.38%, 03/03/28 (b),(c)	2,086,000	2,072,729

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount		Value
Lebanon Government International Bonds,
5.80%, 04/14/23 (b),(c),(k)	$5,567,000		$712,576
6.10%, 10/04/22 (b),(c),(k)	11,167,000		1,430,515
6.15%, 06/19/30 (b),(c),(k)	10,738,000		1,374,464
6.38%, 03/09/24 (b),(c),(k)	43,778,000		5,539,537
6.65%, 04/22/30 (b),(c),(k)	6,000,000		768,000
8.25%, 04/19/30 (b),(c),(k)	44,888,000		5,754,013
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (b),(c)	4,216,000	EUR	4,712,323
Mexico Government International Bonds,
3.25%, 04/16/30 (b)	$4,762,000		4,142,069
5.00%, 05/07/29 (b)	10,854,000		10,468,838
Mexico Udibonos,
4.00%, 11/15/40 (b)	11,102,202	MXN	445,819
4.50%, 11/22/35 (b)	31,720,576	MXN	1,387,910
Nigeria Government International Bonds,
6.13%, 09/28/28 (b),(c)	$3,779,000		3,423,774
8.25%, 09/28/51 (b),(c)	4,618,000		3,680,200
10.38%, 12/09/34 (b),(c)	5,427,000		5,540,967
Panama Government International Bonds, 3.88%, 03/17/28 (b)	7,859,000		7,242,308
Provincia de Buenos Aires, 6.63%, 09/01/37 (b),(c),(h)	3,497,990		2,327,912
Republic of South Africa Government International Bonds,
4.30%, 10/12/28 (b)	9,648,000		9,024,508
4.85%, 09/27/27 - 09/30/29 (b)	4,193,000		3,940,389
Republic of Tajikistan International Bonds, 7.13%, 09/14/27 (b),(c)	548,000		536,404
Republic of Uzbekistan International Bonds,
5.38%, 05/29/27 - 02/20/29 (b),(c)	3,695,000	EUR	3,821,206
6.90%, 02/28/32 (b),(c)	$4,584,000		4,470,413
7.85%, 10/12/28 (b),(c)	3,407,000		3,517,973
Romanian Government International Bonds,
5.13%, 09/24/31 (b),(c)	3,200,000	EUR	3,238,733
5.75%, 03/24/35 (b),(c)	$8,700,000		7,762,810
6.00%, 09/24/44 (b),(c)	4,770,000	EUR	4,758,904
Senegal Government International Bonds, 7.75%, 06/10/31 (b),(c)	$1,203,000		1,073,697
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(c)	7,430,000		7,000,041

TOTAL SOVEREIGN DEBT (COST $197,141,804)			203,665,384

MORTGAGE-BACKED SECURITIES — 17.8%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 6.62%, 11/25/33 (b),(f)	208,392		185,337

Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC,
Series 1A, Class E, 3 mo. SONIO + 2.80%, 7.59%, 07/22/31 (b),(e),(f)	550,695	GBP	586,003
Series 1X, Class D, 3 mo. SONIO + 1.90%, 6.69%, 07/22/31 (b),(c),(f)	84,178	GBP	94,844
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class E, 3 mo. EURIBOR + 2.70%, 5.71%, 08/17/33 (b),(e),(f)	98,185	EUR	100,804
Series 1X, Class E, 3 mo. EURIBOR + 2.70%, 5.71%, 08/17/26 (b),(c),(f)	98,186	EUR	100,804
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 1.55%, 4.55%, 02/20/30 (b),(c),(f)	54,897	EUR	48,423

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount		Value
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.00%, 5.00%, 02/20/30 (b),(c),(f)	548,975	EUR	409,458
Taurus UK DAC, Series 2021-UK4X, Class E, 3 mo. SONIO + 3.10%, 7.83%, 08/17/31 (b),(c),(f)	69,652	GBP	85,687

			1,426,023

Total Europe			1,611,360

North America — 17.7%
Collateralized Mortgage Obligation (Residential) — 2.3%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(e),(f)	$972,000		$678,019
Series 2021-E, Class B2, 3.97%, 12/25/60 (b),(e),(f)	762,000		474,803
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.82%, 08/25/34 (b),(f)	290,669		247,276
Series 2004-22CB, Class M, 6.00%, 10/25/34 (b),(f)	370,630		255,509
Series 2004-2CB, Class M, 6.01%, 03/25/34 (b),(f)	320,842		254,350
Series 2004-4CB, Class M, 5.69%, 04/25/34 (b),(f)	167,161		132,765
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 4.95%, 05/25/35 (b),(f)	266,732		198,127
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 4.95%, 06/25/35 (b),(f)	283,578		212,976
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 4.85%, 08/25/35 (b),(f)	1,610,503		990,827
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 5.61%, 11/25/35 (b),(f)	281,703		243,407
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 5.14%, 11/20/35 (b),(f)	6,310,829		5,597,112
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 6.53%, 12/25/35 (b),(f)	256,970		257,357
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 6.83%, 01/25/36 (b),(f)	1,607,985		1,400,924
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	405,151		180,797
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 5.25%, 08/25/36 (b),(f)	553,757		265,008
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 4.79%, 07/25/36 (b),(f)	702,998		219,041
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 4.95%, 07/25/36 (b),(f)	683,299		228,706
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 4.85%, 07/25/36 (b),(f)	510,830		231,187
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	713,156		216,938
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 5.15%, 10/25/36 (b),(f)	672,864		268,035
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 4.85%, 10/25/36 (b),(f)	711,214		267,225
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	565,729		136,721
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 5.20%, 11/25/36 (b),(f)	493,590		234,433
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 5.05%, 01/25/37 (b),(f)	285,747		208,158
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 5.05%, 01/25/37 (b),(f)	1,115,519		484,535
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 5.10%, 01/25/37 (b),(f)	1,153,279		504,838
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	739,620		395,589
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 4.95%, 04/25/36 (b),(f)	685,792		249,066
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 4.95%, 02/25/36 (b),(f)	337,311		210,824
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 4.95%, 04/25/36 (b),(f)	606,364		252,686
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 4.76%, 09/20/46 (b),(f)	306,623		250,774
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 4.69%, 09/20/46 (b),(f)	178,952		161,636
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 4.95%, 10/25/46 (b),(f)	264,554		223,679
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 4.66%, 02/20/47 (b),(f)	325,390		258,367
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 4.69%, 02/20/47 (b),(f)	313,632		247,322
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 4.90%, 05/20/46 (b),(f)	521,096		433,797
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 4.83%, 07/25/46 (b),(f)	153,731		157,724
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 4.97%, 07/25/46 (b),(f)	360,690		271,814
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .32%, 4.69%, 07/20/46 (b),(f)	592,190		483,045
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 4.85%, 08/25/37 (b),(f)	382,231		261,442
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 4.90%, 08/25/37 (b),(f)	2,148,235		763,781
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 4.95%, 08/25/37 (b),(f)	807,842		393,030

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 4.92%, 08/25/37 (b),(f)	$703,300	$201,515
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 4.95%, 08/25/47 (b),(f)	857,905	336,713
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 4.95%, 09/25/37 (b),(f)	1,820,596	712,448
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 4.85%, 09/25/37 (b),(f)	637,305	241,249
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 4.95%, 03/25/37 (b),(f)	562,181	236,364
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 4.95%, 05/25/37 (b),(f)	895,569	402,652
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 4.87%, 08/25/47 (b),(f)	391,731	331,875
Series 2007-J1, Class 3A1, 4.16%, 11/25/36 (b),(h)	335,893	219,832
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 6.21%, 11/25/47 (b),(f)	298,432	253,939
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 5.67%, 03/25/47 (b),(f)	209,517	173,555
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 4.81%, 08/25/47 (b),(f)	128,238	121,604
American Home Mortgage Investment Trust, Series 2004-4, Class 6A2, 6.00%, 02/25/45 (b),(h)	7,500,000	5,774,077
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(e),(f)	109,000	87,670
Balboa Bay Loan Funding Ltd., Series 2023-2A, Class D, 3 mo. TSFR + 4.50%, 9.12%, 10/20/36 (b),(e),(f)	1,250,000	1,269,053
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 4.84%, 10/20/36 (b),(f)	3,804,599	1,201,283
Banc of America Mortgage Trust, Series 2004-F, Class B1, 6.76%, 07/25/34 (b),(f)	221,909	192,915
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(e)	100,000	84,696
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 6.21%, 09/25/34 (b),(f)	229,455	198,021
Series 2005-10, Class 2B1, 5.11%, 01/25/36 (b),(f)	399,559	245,663
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 5.09%, 02/25/36 (b),(f)	1,155,088	993,738
Series 2006-3, Class 22A1, 4.32%, 05/25/36 (b),(f)	332,704	236,427
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 4.77%, 08/25/36 (b),(f)	240,232	197,754
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 4.90%, 07/25/37 (b),(f)	2,521,694	605,010
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.99%, 06/25/54 (b),(e),(f)	3,006,000	2,943,713
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.64%, 02/25/37 (b),(f)	225,415	176,823
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	1,020,486	347,176
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 5.17%, 04/25/35 (b),(f)	419,538	367,459
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 7.09%, 08/25/34 (b),(f)	658,346	259,796
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 4.89%, 09/25/36 (b),(f)	809,988	290,304
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 5.10%, 09/25/36 (b),(f)	745,929	603,671
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 5.05%, 06/25/37 (b),(f)	280,905	233,933
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B3A, 4.13%, 10/25/66 (b),(e),(f)	100,000	66,430
Series 2022-1, Class B1, 4.07%, 12/27/66 (b),(e),(f)	100,000	83,454
Series 2022-1, Class B2, 4.07%, 12/27/66 (b),(e),(f)	100,000	78,997
Series 2022-2, Class B1, 3.96%, 02/25/67 (b),(e),(f)	100,000	80,810
Series 2022-3, Class B2, 4.21%, 02/25/67 (b),(e),(f)	100,000	78,197
Series 2022-5, Class B1, 4.71%, 03/25/67 (b),(e),(f)	1,000,000	898,121
COLT Trust, Series 2021-RPL1, Class B2, 4.62%, 09/25/61 (b),(e),(f)	446,000	303,947
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(f)	340,241	246,551
CSMC Trust,
Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (b),(e),(f)	800,000	551,435
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (b),(e),(f)	100,000	75,471

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (b),(e),(f)	$226,899	$179,166
Series 2021-NQM8, Class B2, 4.25%, 10/25/66 (b),(e),(f)	100,000	80,385
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B1, 3.17%, 04/25/66 (b),(e),(f)	100,000	74,417
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(e),(f)	100,000	71,026
Series 2021-3, Class B2, 4.13%, 08/25/66 (b),(e),(f)	100,000	73,136
Series 2021-4, Class B2, 4.44%, 11/25/66 (b),(e),(f)	100,000	78,580
Series 2022-1, Class B1, 4.27%, 01/25/67 (b),(e),(f)	100,000	79,666
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 4.71%, 10/25/36 (b),(f)	1,278,864	401,582
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 4.90%, 03/19/45 (b),(f)	959,316	884,364
Ellington Financial Mortgage Trust, Series 2021-3, Class B2, 4.29%, 09/25/66 (b),(e),(f)	100,000	77,961
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 4.95%, 02/25/37 (b),(f)	739,613	229,397
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 5.00%, 04/25/37 (b),(f)	952,649	246,301
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (b),(e),(f)	3,736,894	2,958,372
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 6.11%, 09/25/35 (b),(f)	269,260	216,788
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 5.24%, 11/19/35 (b),(f)	1,024,615	692,288
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 4.84%, 05/19/46 (b),(f)	536,612	272,723
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 4.71%, 08/19/37 (b),(f)	7,207,075	5,837,349
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 4.81%, 07/25/47 (b),(f)	410,490	299,129
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 4.02%, 05/25/36 (b),(f)	214,409	177,015
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 4.83%, 04/25/37 (b),(f)	217,388	218,959
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 4.93%, 08/25/37 (b),(f)	4,307,302	3,663,373
JP Morgan Mortgage Trust,
Series 2005-A5, Class IB1, 5.41%, 08/25/35 (b),(f)	602,602	446,786
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 7.85%, 03/25/54 (b),(e),(f)	4,000,000	4,095,008
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	495,382	470,324
Lehman XS Trust,
Series 2006-17, Class WF41, 6.23%, 11/25/36 (b),(h)	288,287	269,720
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 5.60%, 08/25/47 (b),(f)	252,451	227,876
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.97%, 11/25/35 (b),(f)	400,656	248,410
Series 2005-A5, Class M1, 5.18%, 06/25/35 (b),(f)	625,097	542,756
MFA Trust, Series 2021-INV2, Class B1, 4.39%, 11/25/56 (b),(e),(f)	100,000	79,750
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 6.33%, 09/25/34 (b),(f)	251,625	185,365
Series 2004-9, Class B1, 5.42%, 11/25/34 (b),(f)	272,093	227,220
Series 2005-1, Class B1, 5.63%, 03/25/35 (b),(f)	469,858	316,924
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.81%, 01/25/26 (b),(e),(f)	100,000	69,541
Series 2022-NQM1, Class B2, 3.81%, 01/25/26 (b),(e),(f)	100,000	66,083
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 4.79%, 10/25/36 (b),(f)	286,764	246,097
Preston Ridge Partners Mortgage LLC,
Series 2021-6, Class A2, 6.47%, 07/25/26 (b),(e),(h)	103,024	100,845
Series 2021-8, Class A2, 6.60%, 09/25/26 (b),(e),(f)	131,532	128,334

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-9, Class A2, 6.97%, 10/25/26 (b),(e),(f)	$247,658	$245,537
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 5.63%, 09/25/46 (b),(f)	310,578	242,862
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 4.87%, 06/25/37 (b),(f)	1,427,868	1,059,036
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(e),(f)	251,000	255,819
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (b),(e),(f)	5,513,000	5,601,147
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (b)	308,899	241,805
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b),(e)	1,474,417	1,515,726
Series 2024-INV1, Class B1, 7.25%, 08/25/59 (b),(e),(f)	1,054,000	1,028,810
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.78%, 11/25/49 (b),(e),(f)	2,158,000	1,486,316
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(e)	123,000	107,956
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(e),(f)	100,000	70,562
Series 2021-4, Class B2, 4.14%, 08/25/56 (b),(e),(f)	268,000	198,526
Series 2021-6, Class B2, 3.94%, 11/25/66 (b),(e),(f)	100,000	69,097
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(e),(f)	135,000	101,020
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 4.87%, 01/25/37 (b),(f)	404,828	424,495
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.86%, 09/25/33 (b),(f)	193,423	136,432
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 6.32%, 10/25/45 (b),(f)	583,696	453,450
Towd Point Mortgage Trust,
Series 2020-1, Class B3, 4.59%, 01/25/60 (b),(e),(f)	2,690,000	1,889,456
Series 2021-1, Class B2, 4.31%, 11/25/61 (b),(e),(f)	494,000	353,902
TRK Trust,
Series 2021-INV2, Class B2, 4.37%, 11/25/56 (b),(e),(f)	1,000,000	647,765
Series 2022-INV1, Class B1, 4.01%, 02/25/57 (b),(e),(f)	111,000	82,542
Series 2022-INV1, Class B2, 4.01%, 02/25/57 (b),(e),(f)	100,000	59,215
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 5.28%, 01/25/45 (b),(f)	244,921	215,614
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 5.25%, 12/25/45 (b),(f)	479,827	343,134
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 5.35%, 04/25/45 (b),(f)	461,251	345,699
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 5.40%, 07/25/45 (b),(f)	156,151	148,903
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 5.90%, 01/25/46 (b),(f)	182,774	176,876
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.26%, 12/25/46 (b),(f)	1,224,200	984,580
Series 2007-HY6, Class 1A1, 4.22%, 06/25/37 (b),(f)	278,860	225,908
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	224,051	180,667
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 5.13%, 12/25/35 (b),(f)	235,468	255,360
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (b)	335,764	261,725
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	487,786	435,149
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 5.58%, 02/25/47 (b),(f)	224,080	182,431

		85,968,529

Commercial Mortgage-Backed Securities — 3.4%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(e)	130,000	81,054
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 8.22%, 06/17/39 (b),(e),(f)	1,000,000	1,001,586
AREIT Trust, Series 2022-CRE6, Class C, 1 mo. SOFR + 2.15%, 6.75%, 01/20/37 (b),(e),(f)	100,000	99,128
BAHA Trust, Series 2024-MAR, Class C, 7.77%, 12/10/29 (b),(e),(f)	1,000,000	1,024,948

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(e)	$290,000	$220,933
Series 2024-V11, Class XD, 1.87%, 11/15/57 (b),(e),(f),(i)	1,000,000	77,950
Series 2024-V7, Class XD, 2.85%, 06/15/29 (b),(e),(f),(i)	1,000,000	105,166
Series 2024-V8, Class XD, 2.95%, 07/15/57 (b),(e),(f),(i)	1,000,000	112,482
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. TSFR + 2.20%, 6.59%, 07/15/35 (b),(e),(f)	525,000	522,247
Series 2018-ATLS, Class E, 1 mo. TSFR + 3.30%, 7.69%, 07/15/35 (b),(e),(f)	2,103,000	2,083,398
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 8.09%, 03/15/41 (b),(e),(f)	4,781,807	4,720,107
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.55%, 03/11/44 (b),(e),(f)	5,006,000	4,237,028
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 7.73%, 12/15/38 (b),(e),(f)	145,351	144,907
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 7.60%, 04/15/34 (b),(e),(f)	100,000	94,562
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 6.86%, 06/15/38 (b),(e),(f)	460,287	460,700
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 7.31%, 06/15/38 (b),(e),(f)	208,664	208,705
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 8.26%, 06/15/38 (b),(e),(f)	876,738	876,909
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 7.44%, 01/17/39 (b),(e),(f)	216,000	205,184
BX Trust,
Series 2018-GW, Class F, 1 mo. TSFR + 2.72%, 7.12%, 05/15/35 (b),(e),(f)	106,000	105,760
Series 2022-FOX2, Class E, 1 mo. TSFR + 2.96%, 7.36%, 04/15/39 (b),(e),(f)	734,135	715,687
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 8.53%, 03/15/35 (b),(e),(f)	148,000	148,942
Cali, Series 2024-SUN, Class E, 1 mo. TSFR + 4.62%, 9.11%, 07/15/41 (b),(e),(f)	1,000,000	1,002,769
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. TSFR + 2.45%, 6.85%, 12/15/37 (b),(e),(f)	1,000,000	999,601
Series 2019-LIFE, Class F, 1 mo. TSFR + 2.85%, 7.25%, 12/15/37 (b),(e),(f)	1,000,000	999,573
Series 2019-LIFE, Class G, 1 mo. TSFR + 3.55%, 7.95%, 12/15/37 (b),(e),(f)	129,000	128,928
CD Mortgage Trust, Series 2016-CD1, Class D, 2.76%, 08/10/49 (b),(e),(f)	422,000	259,208
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.94%, 09/10/45 (b),(e),(f)	91,143	84,436
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(e)	100,000	83,969
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(e)	697,000	445,429
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.71%, 02/10/47 (b),(e),(f)	591,000	472,520
Series 2014-CR18, Class D, 4.68%, 07/15/47 (b),(e),(f)	328,198	317,036
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(e)	1,439,000	1,272,974
Series 2019-GC44, Class 180B, 3.40%, 08/15/57 (b),(e),(f)	160,000	141,313
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(e)	239,000	189,869
Series 2015-CR23, Class C, 4.33%, 05/10/48 (b),(f)	123,000	115,683
Series 2015-CR23, Class D, 4.33%, 05/10/48 (b),(f)	502,000	405,094
Series 2015-CR25, Class D, 3.77%, 08/10/48 (b),(f)	479,000	446,613
Series 2015-CR27, Class D, 3.45%, 10/10/48 (b),(e),(f)	3,065,000	2,859,391
Series 2015-LC21, Class C, 4.31%, 07/10/48 (b),(f)	1,113,000	1,090,888
Series 2015-LC21, Class D, 4.31%, 07/10/48 (b),(f)	1,348,000	1,290,253
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.18%, 06/15/57 (b),(f)	843,000	657,352
Series 2015-C4, Class E, 3.55%, 11/15/48 (b),(f)	100,000	91,498
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(e),(f)	5,568,000	4,679,091
Series 2016-C5, Class C, 4.63%, 11/15/48 (b),(f)	355,000	340,397

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(e),(f)	$604,000	$457,802
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(e)	163,000	130,205
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(e)	1,409,000	955,296
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class E, 6.96%, 11/10/41 (b),(e),(f)	1,000,000	988,624
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, 1 mo. TSFR + 3.23%, 7.63%, 11/15/38 (b),(e),(f)	1,210,591	1,196,436
Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 8.13%, 11/15/38 (b),(e),(f)	1,034,795	1,017,387
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 8.32%, 01/25/51 (b),(e),(f)	102,000	105,013
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.35%, 7.92%, 07/25/41 (b),(e),(f)	128,000	126,136
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 1 mo. TSFR + 5.65%, 10.14%, 12/15/29 (b),(e),(f)	1,000,000	1,004,771
FREMF Mortgage Trust, Series 2017-KGX1, Class CFX, 3.59%, 10/25/27 (b),(e),(f)	1,000,000	871,071
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 7.95%, 11/15/36 (b),(e),(f)	312,000	304,978
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 8.56%, 05/15/26 (b),(e),(f)	1,019,000	538,172
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 9.31%, 05/15/26 (b),(e),(f)	1,000,000	464,347
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 10.56%, 05/15/26 (b),(e),(f)	1,000,000	295,032
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.60%, 11/10/45 (b),(e),(f)	177,047	161,147
Series 2013-GC10, Class E, 4.54%, 02/10/46 (b),(e),(f)	3,900,000	3,509,364
Series 2014-GC20, Class D, 4.93%, 04/10/47 (b),(e),(f)	456,571	359,827
Series 2014-GC24, Class B, 4.42%, 09/10/47 (b),(f)	100,000	91,914
Series 2014-GC24, Class C, 4.44%, 09/10/47 (b),(f)	303,000	272,403
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(e)	1,415,000	1,228,605
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(e)	1,593,000	1,079,684
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 6.83%, 10/19/35 (b),(f)	376,489	296,788
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. TSFR + 3.45%, 7.85%, 05/15/38 (b),(e),(f)	1,072,000	1,062,403
Hilton USA Trust,
Series 2016-HHV, Class F, 4.19%, 11/05/38 (b),(e),(f)	17,614,000	16,776,296
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(e)	1,068,000	53,060
ICNQ Mortgage Trust,
Series 2024-MF, Class E, 6.35%, 11/06/34 (b),(e),(f)	1,000,000	938,931
Series 2024-MF, Class F, 6.35%, 11/06/34 (b),(e),(f)	1,000,000	905,859
Series 2024-MF, Class X, 0.45%, 11/06/34 (b),(e),(f),(i)	1,000,000	19,981
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.72%, 01/15/49 (b),(f)	102,000	93,637
Series 2016-JP3, Class D, 3.42%, 08/15/49 (b),(e),(f)	100,000	77,204
Series 2021-MHC, Class F, 1 mo. TSFR + 3.31%, 7.71%, 04/15/38 (b),(e),(f)	100,000	99,771
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.05%, 09/15/47 (b),(e),(f)	100,000	87,365
Series 2014-C26, Class C, 4.27%, 01/15/48 (b),(f)	642,000	619,379
Series 2015-C31, Class E, 4.62%, 08/15/48 (b),(e),(f)	1,093,000	403,421
Series 2016-C1, Class C, 4.70%, 03/17/49 (b),(f)	651,000	623,413
Series 2016-C1, Class E, 4.70%, 03/15/49 (b),(e),(f)	3,126,000	2,420,206
JW Trust, Series 2024-BERY, Class E, 1 mo. TSFR + 3.54%, 7.94%, 11/15/39 (b),(e),(f)	1,000,000	998,766
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 6.86%, 03/15/38 (b),(e),(f)	912,104	894,765
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.40%, 04/20/48 (b),(e),(f)	121,000	117,104
Series 2017-5, Class C, 4.67%, 03/10/50 (b),(e),(f)	967,000	853,117

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-5, Class D, 4.67%, 03/10/50 (b),(e),(f)	$1,125,000	$867,590
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 1 mo. TSFR + 3.11%, 7.50%, 07/15/36 (b),(e),(f)	100,000	99,584
MHC Commercial Mortgage Trust, Series 2021-MHC, Class G, 1 mo. TSFR + 3.32%, 7.71%, 04/15/38 (b),(e),(f)	1,149,600	1,149,800
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 6.46%, 05/15/38 (b),(e),(f)	265,600	261,653
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 6.91%, 05/15/38 (b),(e),(f)	876,000	853,832
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 7.66%, 01/15/27 (b),(e),(f)	91,161	90,986
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 8.35%, 01/15/27 (b),(e),(f)	713,794	711,866
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(e)	393,000	391,004
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(e),(f)	1,441,000	982,494
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(e),(f)	991,000	694,180
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.59%, 08/15/49 (b),(e),(f)	3,200,500	2,405,317
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. TSFR + 2.83%, 7.23%, 07/15/36 (b),(e),(f)	102,000	80,464
Series 2019-MILE, Class E, 1 mo. TSFR + 3.58%, 7.98%, 07/15/36 (b),(e),(f)	135,000	95,597
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 7.49%, 03/15/35 (b),(e),(f)	98,250	98,749
NCMF Trust, Series 2022-MFP, Class C, 1 mo. TSFR + 2.84%, 7.23%, 03/15/39 (b),(e),(f)	1,000,000	991,966
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 7.13%, 04/15/32 (b),(e),(f)	1,301,000	1,237,394
OPG Trust, Series 2021-PORT, Class J, 1 mo. TSFR + 3.46%, 7.86%, 10/15/36 (b),(e),(f)	78,650	78,269
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(e)	1,000,000	862,050
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(e)	1,204,000	998,365
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(e)	339,000	258,942
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(e)	121,000	94,981
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 7.40%, 11/25/36 (b),(e),(f)	100,000	99,907
Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 7.95%, 06/25/37 (b),(e),(f)	290,000	290,048
Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 8.65%, 06/25/37 (b),(e),(f)	1,303,000	1,303,195
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(e),(f)	1,691,000	1,475,962
Series 2019-6, Class D, 4.63%, 10/25/52 (b),(e),(f)	227,000	181,357
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 1 mo. TSFR + 2.51%, 6.91%, 05/15/38 (b),(e),(f)	1,000,000	936,050
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.81%, 10/10/48 (b),(e),(f)	295,000	209,603
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (b),(e),(f)	1,720,000	1,359,997
SREIT Trust, Series 2021-IND, Class G, 1 mo. TSFR + 3.38%, 7.78%, 10/15/38 (b),(e),(f)	1,556,000	1,520,601
Starwood Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. TSFR + 3.02%, 7.42%, 11/15/36 (b),(e),(f)	1,000,000	991,009
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 8.06%, 11/15/36 (b),(e),(f)	125,000	123,295
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 8.71%, 11/15/36 (b),(e),(f)	1,000,000	977,899
STWD Trust, Series 2021-FLWR, Class G, 1 mo. TSFR + 3.79%, 8.18%, 07/15/36 (b),(e),(f)	223,000	221,496
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(e),(f)	112,000	72,276
Series 2018-C9, Class D, 4.95%, 03/15/51 (b),(e),(f)	331,000	201,772
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(e)	103,000	65,847

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (b),(e),(f)	$3,260,544	$3,300,316
Series 2023-3, Class M2, 8.27%, 08/25/53 (b),(e),(f)	248,927	252,523
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(e),(f)	992,000	891,405
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(e)	4,590,000	4,545,041
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	5,146,000	2,187,132
Series 2015-NXS4, Class D, 3.67%, 12/15/48 (b),(f)	100,000	92,937
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(e),(f)	465,000	434,285
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(e)	4,253,000	3,471,056
Series 2016-NXS5, Class E, 4.97%, 01/15/59 (b),(e),(f)	100,000	72,487
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (b),(e),(f)	2,074,000	1,989,964
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C, 1 mo. TSFR + 4.08%, 8.48%, 11/15/27 (b),(e),(f)	2,696,000	2,708,695
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 9.33%, 11/15/27 (b),(e),(f)	1,000,000	1,006,600
Series 2022-WMRK, Class E, 1 mo. TSFR + 5.68%, 10.07%, 11/15/27 (b),(e),(f)	1,000,000	1,003,885
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (b),(e),(f)	109,000	8,591

		123,421,262

Interest Only Commercial Mortgage-Backed Securities — 2.4%
Bank5,
Series 2024-5YR11, Class XD, 2.32%, 11/15/57 (b),(e),(f),(i)	1,000,000	97,216
Series 2024-5YR5, Class XD, 3.01%, 02/15/29 (b),(e),(f),(i)	1,000,000	106,615
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.18%, 06/15/55 (b),(e),(f),(i)	4,299,000	547,164
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.17%, 07/15/56 (b),(e),(f),(i)	1,000,000	100,964
California Housing Finance Agency, Series X, 0.29%, 01/15/35 (b),(f),(i)	14,214,701	217,513
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (b),(e),(f),(i)	19,612,000	268,763
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.20%, 12/15/72 (b),(e),(f),(i)	5,347,000	306,618
Series 2019-GC43, Class XD, 0.60%, 11/10/52 (b),(e),(f),(i)	5,918,000	158,324
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 0.81%, 08/10/47 (b),(f),(i)	2,639,102	509
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.67%, 06/15/57 (b),(f),(i)	24,963,926	52,175
Series 2015-C3, Class XA, 0.65%, 08/15/48 (b),(f),(i)	56,724,766	77,373
Series 2019-C18, Class XD, 1.41%, 12/15/52 (b),(e),(f),(i)	4,452,333	247,897
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (b),(e),(f),(i)	64,579,000	389,088
Federal Home Loan Mortgage Corp.,
Series 303, Class C28, 4.50%, 01/15/43 (i)	8,521,721	1,649,456
Series 4941, Class IO, 4.00%, 12/15/47 (i)	6,127,946	1,218,285
Series 4976, Class MI, 4.50%, 05/25/50 (i)	13,121,633	2,722,411
Series 5036, Class IB, 5.00%, 10/25/48 (i)	10,570,250	2,550,252
Series 5036, Class KI, 4.00%, 06/25/48 (i)	15,723,539	3,079,958
Series 5093, Class AI, 3.50%, 04/25/51 (i)	11,663,161	1,876,941
Series 5104, Class GI, 3.50%, 06/25/49 (i)	8,663,580	1,656,095
Series 5134, Class BI, 4.50%, 08/25/51 (i)	16,014,010	3,578,026
Series 5146, Class BI, 4.00%, 08/25/50 (i)	20,250,532	3,940,754
Series 5236, Class KI, 4.00%, 11/25/51 (i)	27,177,840	5,347,784
Series 5322, Class DI, 3.00%, 10/25/51 (i)	14,329,591	2,197,013
Series K049, Class X3, 1.55%, 10/25/43 (b),(f),(i)	2,177,000	9,738
Series K061, Class X1, 0.15%, 11/25/26 (b),(f),(i)	15,457,251	43,373
Series K071, Class X1, 0.28%, 11/25/27 (b),(f),(i)	85,401,121	543,066

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K085, Class X3, 2.31%, 12/25/45 (b),(f),(i)	$1,000,000	$77,437
Series K095, Class X3, 2.10%, 08/25/47 (b),(f),(i)	9,297,000	755,893
Series K102, Class X3, 1.89%, 12/25/46 (b),(f),(i)	1,000,000	78,401
Series K115, Class X3, 2.96%, 09/25/48 (b),(f),(i)	1,000,000	129,011
Series K118, Class X3, 2.69%, 10/25/48 (b),(f),(i)	652,000	78,861
Series K119, Class X3, 2.73%, 09/25/48 (b),(f),(i)	1,525,000	188,464
Series K122, Class X3, 2.63%, 01/25/49 (b),(f),(i)	1,000,000	121,152
Series K128, Class X3, 2.78%, 04/25/31 (b),(f),(i)	1,000,000	134,125
Series K143, Class X3, 3.14%, 04/25/50 (b),(f),(i)	1,000,000	174,804
Series K154, Class X1, 0.29%, 11/25/32 (b),(f),(i)	30,559,502	492,375
Series KLU1, Class X3, 4.07%, 01/25/31 (b),(f),(i)	14,448,063	1,335,232
Series KLU2, Class X1, 0.96%, 08/25/29 (b),(f),(i)	54,596,717	1,874,305
Series KLU2, Class X3, 3.92%, 08/25/29 (b),(f),(i)	8,108,913	879,987
Series KS11, Class XFX, 1.59%, 06/25/29 (b),(f),(i)	24,898,782	1,298,646
Series KW10, Class X3, 2.72%, 10/25/32 (b),(f),(i)	5,935,000	634,428
Federal National Mortgage Association,
Series 2020-41, Class GI, 4.00%, 10/15/44 (i)	31,663,908	5,907,472
Series 2020-62, Class GI, 4.00%, 06/25/48 (i)	8,114,606	1,620,941
Series 2020-65, Class JI, 4.00%, 09/25/50 (i)	10,591,085	2,208,326
Series 2021-67, Class GI, 3.50%, 10/25/51 (i)	26,182,001	4,520,453
Series 2021-91, Class NI, 3.50%, 01/25/52 (i)	21,837,810	3,800,914
Series 2022-4, Class WI, 3.00%, 02/25/52 (i)	28,053,698	3,201,320
Series 409, Class C14, 3.50%, 04/25/42 (i)	11,846,840	1,868,673
Series 413, Class C35, 4.50%, 10/25/40 (i)	9,625,021	1,760,205
Government National Mortgage Association,
Series 2014-188, Class IB, 4.00%, 12/20/44 (i)	11,507,461	1,556,660
Series 2020-127, Class IY, 4.00%, 08/20/50 (i)	11,076,215	2,239,644
Series 2021-158, Class JI, 5.00%, 02/20/50 (i)	11,285,678	2,386,323
Series 2022-125, Class CI, 5.00%, 06/20/52 (i)	19,977,906	3,749,573
Series 2022-125, Class IO, 4.50%, 06/20/52 (i)	24,765,384	4,837,571
Series 2022-159, Class IA, 4.50%, 12/20/48 (i)	16,855,775	3,062,694
Series 2022-93, Class ID, 4.00%, 07/20/50 (i)	15,565,499	2,990,288
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(e),(f),(g),(i)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.23%, 07/10/52 (b),(e),(f),(i)	2,219,000	102,007
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.42%, 11/13/52 (b),(e),(f),(i)	4,231,000	236,437
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (b),(e),(f),(i)	20,401,000	133,688

		87,419,833

U.S. Government Sponsored Agency Securities — 9.6%
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 5.50%, 02/12/72 (m)	100,000,000	98,585,900
TBA, 30 Year Maturity, 6.50%, 01/12/72 (m)	250,000,000	255,283,250

		353,869,150

Total North America		650,678,774

TOTAL MORTGAGE-BACKED SECURITIES (COST $697,236,031)		652,290,134

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 1.2%
North America — 1.2%
U.S. Treasury Bills
0.00%, 01/28/25 (g)	$12,500,000	$12,462,105
0.00%, 03/11/25 (g)	12,500,000	12,401,090
0.00%, 04/22/25 (g)	12,500,000	12,340,169
U.S. Treasury Bonds
4.50%, 11/15/54 (b)	911,000	868,573
4.63%, 11/15/44 (b)	1,271,000	1,232,374
U.S. Treasury Notes
4.13%, 11/15/27 (b)	1,041,000	1,036,406
4.13%, 11/30/29 (b)	1,412,000	1,395,958
4.13%, 11/30/31 (b)	1,273,000	1,245,821
4.25%, 11/15/34 (b)	1,317,000	1,282,674
4.25%, 11/30/26 (b)	303,000	302,940

Total North America		44,568,110

TOTAL U.S. TREASURY OBLIGATIONS (COST $44,393,191)		44,568,110

	Shares
CLOSED-END FUND — 0.9%
Pershing Square Holdings Ltd.	710,832	33,871,145

TOTAL CLOSED-END FUND (COST $34,214,941)		33,871,145

WARRANTS — 0.1%
ATI Penny Warrant (a),(b)	111,184	4,447
ATI Warrant (a),(b)	100,595	0
McLaren Racing Ltd. (a),(b),(d)	22,935	4,050,046

TOTAL WARRANTS (COST $0)		4,054,493

INVESTMENTS IN INVESTEE FUNDS — 10.3%
North America — 10.3%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $11,177,549) (a),(n)	3	14,044,624
Asgard Fixed Income Risk Premia Fund (cost $114,197,961) (a),(n)	116,681	155,950,941
Atreides Co. Series K DIs - SpaceX (Common) (cost $1,762,684) (a),(n)	1	5,181,539
Kirkoswald Global Ltd. (cost $37,370,000) (a),(n)	37,370	40,132,466
PIMCO ILS Fund SP II (cost $7,382,531) (a),(n)	3	2,258,492
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(n)	1	158,584,551

Total North America		376,152,613

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $264,890,725)		376,152,613

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(d)	1,040	0
Gracell Biotechnologies, Inc. (a),(d)	5,000	0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Pershing Square SPARC Holdings Ltd. (a),(d)	505,024	$0
Pershing Square Tontine Holdings Ltd. (a),(d)	2,020,101	0
Sinovac Biotech Ltd. (a),(d)	200	1,294
Strongbridge Biopharma (a),(d)	5,000	0
Tectonic Therapeutic (a),(d)	450	0

TOTAL RIGHTS (COST $0)		1,294

TOTAL LONG-TERM INVESTMENTS (COST $2,789,316,829)		2,946,687,135

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 1.1%
Exchange-Traded Call Options — 0.3%
NAT GAS EURO OPT APR25	5.00 USD	3/26/25	50	250	$38,896	$10,300	$(28,596)
NAT GAS EURO OPT JAN 26	6.00 USD	12/26/25	25	150	95,500	97,400	1,900
NAT GAS EURO OPT FEB 26	6.00 USD	1/27/26	25	150	95,500	99,750	4,250
NAT GAS EURO OPT MAR 26	6.00 USD	2/24/26	25	150	95,500	62,725	(32,775)
NAT GAS EURO OPT APR 26	6.00 USD	3/26/26	25	150	95,500	20,250	(75,250)
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	25	150	95,500	21,350	(74,150)
NAT GAS EURO OPT JUN 26	6.00 USD	5/26/26	25	150	95,500	26,075	(69,425)
NAT GAS EURO OPT JUL 26	6.00 USD	6/25/26	25	150	95,500	32,650	(62,850)
NAT GAS EURO OPT AUG 26	6.00 USD	7/28/26	25	150	95,500	36,050	(59,450)
NAT GAS EURO OPT SEP 26	6.00 USD	8/26/26	25	150	95,500	36,750	(58,750)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	25	150	95,500	41,950	(53,550)
NAT GAS EURO OPT NOV 26	6.00 USD	10/27/26	25	150	95,500	60,525	(34,975)
NAT GAS EURO OPT DEC 26	6.00 USD	11/24/26	25	150	95,500	90,825	(4,675)
NAT GAS EURO OPT JAN26	4.50 USD	12/26/25	25	113	118,250	194,900	76,650
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	25	113	118,250	173,925	55,675
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	113	118,250	113,475	(4,775)
NAT GAS EURO OPT APR26	4.50 USD	3/26/26	25	113	118,250	55,450	(62,800)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	113	118,250	57,575	(60,675)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	113	118,250	68,625	(49,625)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	113	118,250	82,925	(35,325)
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	118,250	88,850	(29,400)
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	88,750	(29,500)
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	98,175	(20,075)
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	128,300	10,050
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	118,250	181,825	63,575
CRUDE OIL FUT JUN 25	95.00 USD	5/15/25	125	11,875	86,931	58,750	(28,181)
CRUDE OIL FUT DEC 25	90.00 USD	11/17/25	52	4,680	93,786	67,080	(26,706)
CRUDE OIL FUT JUN 25	85.00 USD	5/15/25	26	2,210	32,057	25,220	(6,837)
LME Copper 3Mo Call	12,000.00 USD	6/04/25	25	300,000	171,952	17,344	(154,608)
SOYBEAN OIL DEC 25	50.00 USD	11/21/25	160	8,000	240,587	216,480	(24,107)
CBOE MKT VOLATILITY INDX JAN 25	30.00 USD	1/22/25	2,127	63,810	115,962	112,731	(3,231)
NAT GAS EURO OPT FEB 25	6.50 USD	1/28/25	10	65	2,246	2,390	144
NAT GAS EURO OPT FEB 25	6.75 USD	1/28/25	2	13	445	400	(45)
CBOE MKT VOLATILITY INDX MAR 25	35.00 USD	3/18/25	8,935	312,725	964,176	964,980	804

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CBOE MKT VOLATILITY INDX MAR 25	30.00 USD	3/18/25	1,702	51,060	$168,620	$221,260	$52,640
NAT GAS EURO OPT FEB 25	5.50 USD	1/28/25	2	11	325	1,026	701
CRUDE OIL FUT MAR 25	95.00 USD	2/14/25	205	19,475	59,029	26,650	(32,379)
NAT GAS EURO OPT FEB 25	3.25 USD	1/28/25	100	325	263,792	514,600	250,808
iShares iBoxx $ Investment Grade Corporate Bond ETF	112.00 USD	1/17/25	331	37,072	3,319	1,820	(1,499)
CBOE MKT VOLATILITY INDX MAR 25	34.00 USD	3/18/25	2,553	86,802	414,988	288,489	(126,499)
CBOE MKT VOLATILITY INDX MAR 25	38.00 USD	3/18/25	1,277	48,526	155,180	111,099	(44,081)
iShares iBoxx $ Investment Grade Corporate Bond ETF	111.00 USD	1/17/25	216	23,976	2,814	5,184	2,370
Invesco S&P 500 Equal Weight ETF	182.00 USD	1/31/25	510	92,820	62,341	33,150	(29,191)
iShares iBoxx $ Investment Grade Corporate Bond ETF	111.00 USD	1/31/25	531	58,941	7,985	7,434	(551)
DJ EURO STOXX 50 JAN 25	4,925.00 EUR	1/03/25	251	1,236,175	37,842	9,880	(27,962)
DJ EURO STOXX 50 JAN 25	4,975.00 EUR	1/17/25	1,702	8,467,450	384,284	308,528	(75,756)
NAT GAS EURO OPT MAR 25	5.75 USD	2/25/25	2	12	425	286	(139)
NAT GAS EURO OPT MAR 25	5.50 USD	2/25/25	2	11	365	346	(19)
NAT GAS EURO OPT FEB 25	7.00 USD	1/28/25	2	14	305	336	31
NAT GAS EURO OPT FEB 25	6.00 USD	2/01/25	112	672	30,618	38,752	8,134
LME Copper 3Mo Call	10,500.00 USD	12/03/25	40	420,000	340,123	274,410	(65,713)
SILVER MAR25	40.00 USD	2/25/25	102	4,080	568,537	21,420	(547,117)
LME Copper 3Mo Call	11,500.00 USD	12/03/25	40	460,000	431,623	157,630	(273,993)
LME Copper 3Mo Call	12,500.00 USD	12/03/25	50	625,000	354,373	115,200	(239,173)
California Carbon Allowance Vintage DEC25	40.00 USD	12/15/25	1,150	46,000	4,524,938	3,509,800	(1,015,138)
LEAN HOGS APR 25	100.00 USD	4/16/25	65	6,500	26,736	20,800	(5,936)
LEAN HOGS JUN 25	110.00 USD	6/17/25	21	2,310	10,528	16,590	6,062
NAT GAS EURO OPT FEB 25	3.50 USD	1/28/25	20	70	28,806	76,120	47,314
NAT GAS EURO OPT MAR 25	3.50 USD	2/25/25	36	126	58,713	57,996	(717)
SILVER MAR25	31.50 USD	2/25/25	48	1,512	380,533	107,280	(273,253)
California Carbon Allowance Vintage DEC25	45.00 USD	12/15/25	225	10,125	564,934	386,775	(178,159)
CBOE MKT VOLATILITY INDX JAN 25	34.00 USD	1/22/25	2,127	72,318	120,296	91,461	(28,835)

					$13,314,410	$9,839,072	$(3,475,338)

Exchange-Traded Put Options — 0.4%
CRUDE OIL FUT DEC 25	55.00 USD	11/17/25	52	2,860	171,786	140,400	(31,386)
California Carbon Allowance Vintage DEC25	30.00 USD	12/15/25	1,150	34,500	2,717,443	2,203,400	(514,043)
CRUDE OIL FUT JUN 25	55.00 USD	5/15/25	26	1,430	55,197	24,180	(31,017)
SGX IRON ORE JAN 25	97.50 USD	1/31/25	52	5,070	37,999	3,016	(34,983)
SGX IRON ORE FEB 25	97.50 USD	2/28/25	52	5,070	37,999	11,908	(26,091)
SGX IRON ORE MAR 25	97.50 USD	3/28/25	52	5,070	37,999	18,720	(19,279)
SGX IRON ORE MAY 25	97.50 USD	5/30/25	52	5,070	37,999	28,548	(9,451)
SGX IRON ORE JUN 25	97.50 USD	6/30/25	52	5,070	37,999	33,072	(4,927)
SGX IRON ORE APR 25	97.50 USD	4/30/25	52	5,070	37,999	24,128	(13,871)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	5,790.00 USD	1/31/25	2,214	12,819,060	$7,169,507	$13,228,650	$6,059,143
California Carbon Allowance Vintage DEC25	25.00 USD	12/15/25	295	7,375	348,342	220,365	(127,977)
BRENT CRUDE MAR25	65.00 USD	1/28/25	125	8,125	251,850	22,500	(229,350)
LME Copper 3Mo Call	8,000.00 USD	12/03/25	120	960,000	779,595	869,040	89,445
S&P 500 Index	5,500.00 USD	12/31/24	1,264	6,952,000	8,832,866	6,320	(8,826,546)
SILVER MAR25	25.00 USD	2/25/25	102	2,550	64,037	34,680	(29,357)
LEAN HOGS APR 25	80.00 USD	4/16/25	65	5,200	54,036	52,000	(2,036)
LEAN HOGS JUN 25	84.00 USD	6/17/25	21	1,764	12,460	10,710	(1,750)

					$20,685,113	$16,931,637	$(3,753,476)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
EUR USD FX Option Call 1.13 1/2/25	Deutsche Bank AG	1.13 EUR	1/02/25	25,221,239	28,500,000	$230,850	$0	$(230,850)
EUR USD FX Option Call 1.2 1/2/25	Deutsche Bank AG	1.20 USD	1/02/25	2,850,000	3,420,000	100,700	0	(100,700)
USD CNH FX Option Call 7.5 4/7/25	J.P. Morgan Securities LLC	7.50 USD	4/07/25	500,000	3,750,000	81,425	110,111	28,686
USD CNH FX Option Call 7.65 4/7/25	J.P. Morgan Securities LLC	7.65 USD	4/07/25	500,000	3,825,000	57,500	46,482	(11,018)
XAG USD FX Option Call 40 1/17/25	Citibank N.A.	40.00 USD	1/17/25	830,000	33,200,000	80,925	43	(80,882)
XAU USD FX Option Call 2500 1/17/25	Citibank N.A.	2,500.00 USD	1/17/25	2,490	6,225,000	93,774	295,905	202,131
XAU USD FX Option Call 2800 1/17/25	JPMorgan Chase Bank, N.A.	2,800.00 USD	1/17/25	415,000	1,162,000,000	36,105	7,855	(28,250)
USD CNH FX Option Call 7.4 7/18/25	Citibank N.A.	7.40 USD	7/18/25	1,245,000	9,213,000	117,341	425,888	308,547
XAG USD FX Option Call 38 1/21/25	JPMorgan Chase Bank, N.A.	38.00 USD	1/21/25	830,000	31,540,000	74,700	484	(74,216)
USD INR FX Option Call 85.8 9/9/25	J.P. Morgan Securities LLC	85.80 USD	9/09/25	14,000,000	1,201,200,000	190,820	319,452	128,632
USD INR FX Option Call 88 9/9/25	J.P.Morgan Securities LLC	88.00 USD	9/09/25	10,000,000	880,000,000	65,600	105,899	40,299
XAG USD FX Option Call 35 6/18/25	J.P. Morgan Securities LLC	35.00 USD	6/18/25	100,000	3,500,000	192,000	66,900	(125,100)
SOFR Interest Rate Swaption Call 3.265 8/16/2034	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	167,619	(183,381)
SOFR Interest Rate Swaption Call 3.21 8/21/2034	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	161,763	(190,112)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Call 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	$354,625	$159,309	$(195,316)
SOFR Interest Rate Swaption Call 3.225 8/23/2034	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	163,388	(186,612)
SOFR Interest Rate Swaption Call 3.22 8/29/2029	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	178,789	(178,711)
SOFR Interest Rate Swaption Call 3.21 8/29/2029	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	177,296	(180,204)
USD CNH FX Option Call 7.36 5/23/25	Citibank N.A.	7.36 USD	5/23/25	2,127,500	15,658,400	213,814	346,167	132,353
Dual Digital Option XAU/USD Lower 2581.58 & SPX Lower 5916.7 2/21/25	Deutsche Bank AG	5,916.70 USD	2/21/25	21,850,000	129,279,895,000	1,802,625	3,468,883	1,666,258
XAG USD FX Option Call 35 12/29/25	J.P. Morgan Securities LLC	35.00 USD	12/29/25	200,000	7,000,000	652,000	342,421	(309,579)
VSTOXX		26.00 EUR	1/22/25	255,300	6,637,800	145,582	145,449	(133)
USD CAD FX Option Call 1.436 1/22/25	Citibank N.A.	1.44 USD	1/22/25	93,610,000	134,423,960	627,655	616,122	(11,533)
XAG USD FX Option Call 35 3/18/25	J.P. Morgan Securities LLC	35.00 USD	3/18/25	125,000	4,375,000	271,875	23,605	(248,270)
ITRX EUR S42 Credit Swaption Put 70 3/19/2025	Goldman Sachs International	70.00 EUR	3/19/25	60,100,000	4,207,000,000	96,895	82,144	(14,751)

						$7,254,686	$7,411,974	$157,288

OTC Put Options — 0.2%
EUR USD FX Option Put 1 1/2/25	Deutsche Bank AG	1.00 USD	1/02/25	5,670,000	5,670,000	512,884	0	(512,884)
USD CLP FX Option Put 800 2/27/25	Bank of America N.A.	800.00 USD	2/27/25	4,324,000	3,459,200,000	366,243	291	(365,952)
USD CLP FX Option Put 800 5/30/25	Bank of America N.A.	800.00 USD	5/30/25	4,324,000	3,459,200,000	464,830	16,344	(448,486)
USD INR FX Option Put 85.8 9/9/25	J.P. Morgan Securities LLC	85.80 USD	9/09/25	14,000,000	1,201,200,000	182,700	89,261	(93,439)
USD INR FX Option Put 83.8 9/9/25	J.P. Morgan Securities LLC	83.80 USD	9/09/25	10,000,000	838,000,000	46,000	21,839	(24,161)
SOFR Interest Rate Swaption Put 6.25 12/15/2025	Barclays Bank PLC	6.25 USD	12/15/25	35,000,000	218,750,000	9,625	6,039	(3,586)
SOFR Interest Rate Swaption Put 3.265 8/16/2034	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	297,653	(53,347)
SOFR Interest Rate Swaption Put 3.21 8/21/2034	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	304,352	(47,523)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Put 5.375 10/16/2026	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	$7,782	$10,323	$2,541
SOFR Interest Rate Swaption Put 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625	307,257	(47,368)
SOFR Interest Rate Swaption Put 3.225 8/23/2034	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	302,390	(47,610)
SOFR Interest Rate Swaption Put 5.375 7/12/2027	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,295	13,222	3,927
SOFR Interest Rate Swaption Put 5.375 6/28/2027	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	18,343	26,204	7,861
SOFR Interest Rate Swaption Put 3.22 8/29/2029	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	380,806	23,306
SOFR Interest Rate Swaption Put 3.21 8/29/2029	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	382,945	25,445
SOFR Interest Rate Swaption Put 6 10/3/2025	Barclays Bank PLC	6.00 USD	10/03/25	8,250,000	49,500,000	1,155	937	(218)
SOFR Interest Rate Swaption Put 6.25 10/3/2025	Barclays Bank PLC	6.25 USD	10/03/25	11,000,000	68,750,000	1,265	852	(413)
EUR USD FX Option Put 1.01 2/18/25	JPMorgan Chase Bank, N.A.	1.01 EUR	2/18/25	1,702,000	1,719,020	200,012	285,799	85,787
USD CLP FX Option Put 850 12/18/25	Bank of America N.A.	850.00 USD	12/18/25	9,500,000	8,075,000,000	950,000	804,843	(145,157)
USD XAU FX Option Put 2300 12/18/25	Goldman Sachs & Co.	2,300.00 USD	12/18/25	10,925,000	25,127,500,000	1,220,869	1,134,728	(86,141)
USD XAU FX Option Put 2300 3/21/25	Deutsche Bank AG	2,300.00 USD	3/21/25	10,925,000	25,127,500,000	688,275	591,953	(96,322)
USD CAD FX Option Put 1.436 1/22/25	Citibank N.A.	1.44 USD	1/22/25	93,610,000	134,423,960	636,548	585,072	(51,476)
S&P 500 Index Option Put 5366.25 3/21/25	Morgan Stanley & Co. International PLC	5,366.25 USD	3/21/25	14,272	76,587,764	178,701	132,893	(45,808)
EUR USD FX Option Put 1.01 2/7/25	Deutsche Bank AG	1.01 USD	2/07/25	1,634,000	1,650,340	188,100	252,014	63,914
EURO STOXX 50 PR Index Option Put 4455 1/17/25	Citibank N.A.	4,455.00 EUR	1/17/25	16,768	74,699,925	263,289	27,152	(236,137)
USD TRY FX Option Put 35.5 4/14/25	JPMorgan Chase Bank, N.A.	35.50 USD	4/14/25	4,170,000	148,035,000	233,103	169,002	(64,101)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
S&P 500 Index Option Put 4338 3/21/25	JPMorgan Chase Bank, N.A.	5,450.46 USD	1/17/25	14,467	78,851,805	$381,799	$66,796	$(315,003)
XPD USD FX Option Put 1050 5/28/25	J.P. Morgan Securities LLC	1,050.00 USD	5/28/25	2,000	2,100,000	34,000	70,430	36,430
VIX Index Option Put 17 01/22/25	Morgan Stanley & Co. International PLC	17.00 USD	1/22/25	250,200	4,253,400	112,590	79,872	(32,718)
EURO STOXX 50 PR Index Option Put 4335.6 3/21/25	JPMorgan Chase Bank, N.A.	4,335.60 EUR	3/21/25	8,510	36,895,956	83,465	20,283	(63,182)
EURO STOXX 50 PR Index Option Put 4338 3/21/25	Citibank N.A.	4,338.00 EUR	3/21/25	4,098	17,777,124	40,228	11,393	(28,835)
ITRX EUR S42 Credit Swaption Put 65 3/19/2025	Goldman Sachs International	65.00 EUR	3/19/25	23,200,000	1,508,000,000	41,437	41,948	511
CDX IG43 Credit Swaption Put 47.5 3/19/2025	Goldman Sachs International	47.50 USD	3/19/25	309,800,000	14,715,500,000	333,035	222,817	(110,218)

						$9,328,073	$6,657,710	$(2,670,363)

Total Purchased Options Outstanding						$50,582,282	$40,840,393	$(9,741,889)

Security Description	Shares	Value
REPURCHASE AGREEMENTS (o) — 1.8%
Barclays Capital, Inc., 4.00%, dated 12/06/2023, due On Demand (collateralized by America Movil SAB de CV, 6.38% due 03/01/2035, market value $837,355) (p)	895,758	$895,758
Barclays Capital, Inc., 4.00%, dated 12/07/2023, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,554,856) (p)	1,690,006	1,690,006
Barclays Capital, Inc., 2.30%, dated 01/29/2024, due On Demand (collateralized by West African Development Bank, 2.75% due 01/22/2033, market value $624,608) (p)	558,443	578,463
Barclays Capital, Inc., 1.65%, dated 04/04/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $646,533) (p)	670,782	670,782
Barclays Capital, Inc., 1.65%, dated 04/04/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $426,033) (p)	442,012	442,012
Barclays Capital, Inc., 1.65%, dated 04/05/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $273,380) (p)	283,486	283,486
Barclays Capital, Inc., 2.50%, dated 04/10/2024, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $2,537,059) (p)	2,730,374	2,730,374
Barclays Capital, Inc., 1.65%, dated 04/23/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $373,153) (p)	383,617	383,617
Barclays Capital, Inc., 1.65%, dated 04/23/2024, due On Demand (collateralized by Trust Fibra Uno, 7.38% due 02/13/2034, market value $330,251) (p)	339,512	339,512
Barclays Capital, Inc., 2.00%, dated 05/02/2024, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $1,583,400) (p)	1,650,699	1,650,699
Barclays Capital, Inc., 4.05%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $778,404) (p)	789,664	789,664
Barclays Capital, Inc., 4.05%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,334,698) (p)	1,354,006	1,354,006

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Repurchase Agreements — 1.8% (CONTINUED)
Barclays Capital, Inc., 4.00%, dated 07/10/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039 market value $603,774) (p)	640,164	$640,164
Barclays Capital, Inc., 4.00%, dated 07/10/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039 market value $170,839) (p)	181,122	181,122
Barclays Capital, Inc., 4.00%, dated 07/10/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039 market value $1,516,332) (p)	1,599,007	1,599,007
Barclays Capital, Inc., 4.05%, dated 07/24/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $379,013) (p)	410,296	410,296
Barclays Capital, Inc., 4.05%, dated 07/24/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $647,991) (p)	701,474	701,474
Citigroup Global Markets Limited, 2.20%, dated 09/06/2024, due 01/21/2049 (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $824,273)	852,787	852,787
Barclays Capital, Inc., 4.00%, dated 09/19/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.13% due 06/12/2033, market value $2,371,408) (p)	2,572,998	2,572,998
Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.52%, dated 09/20/2024, due 01/03/2025 (collateralized by US Treasury Notes, 1.88% due 07/15/2034, market value $1,065,895)	1,135,750	1,135,750
Barclays Capital, Inc., 4.00%, dated 10/01/2024, due On Demand (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $1,091,028) (p)	1,219,574	1,219,574
Citigroup Global Markets Limited, 4.00%, dated 10/01/2024, due 02/09/2035 (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $1,868,520)	2,128,978	2,128,978
Barclays Capital, Inc., 4.00%, dated 10/15/2024, due On Demand (collateralized by Dominican Republic International Bonds, 6.40% due 06/05/2049, market value $733,750) (p)	820,646	820,646
Barclays Capital, Inc., 4.00%, dated 10/15/2024, due On Demand (collateralized by Dominican Republic International Bonds, 6.40% due 06/05/2049, market value $427,473) (p)	478,097	478,097
Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.66%, dated 10/16/2024, due 01/03/2025 (collateralized by US Treasury Notes, 1.88% due 07/15/2034, market value $290,699)	306,000	306,000
Barclays Capital, Inc., 4.05%, dated 11/18/2024, due On Demand (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $566,843) (p)	602,415	602,415
Barclays Capital, Inc., 4.05%, dated 11/18/2024, due On Demand (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $328,643) (p)	349,267	349,267
Barclays Capital, Inc., 3.95%, dated 11/18/2024, due On Demand (collateralized by Dominican Republic International Bonds, 6.40% due 06/05/2049, market value $760,995) (p)	803,821	803,821
Barclays Capital, Inc., 3.95%, dated 11/18/2024, due On Demand (collateralized by Dominican Republic International Bonds, 6.40% due 06/05/2049, market value $1,052,240) (p)	1,111,445	1,111,445
Barclays Capital, Inc., 4.10%, dated 11/22/2024, due On Demand (collateralized by Kenya International Bond, 7.25% due 02/28/2028, market value $1,212,533) (p)	1,270,374	1,270,374
Barclays Capital, Inc., 4.10%, dated 11/22/2024, due On Demand (collateralized by Kenya International Bond, 7.25% due 02/28/2028, market value $705,803) (p)	739,471	739,471
Barclays Capital, Inc., 4.05%, dated 11/26/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,237,907) (p)	1,318,086	1,318,086
Barclays Capital, Inc., 4.05%, dated 11/26/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $714,216) (p)	760,476	760,476
Barclays Capital, Inc., 4.05%, dated 11/27/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $377,995) (p)	404,295	404,295
Barclays Capital, Inc., 4.05%, dated 11/27/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $650,028) (p)	695,256	695,256
Barclays Capital, Inc., 3.95%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $1,262,221) (p)	1,305,502	1,305,502
Barclays Capital, Inc., 3.95%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $734,563) (p)	759,751	759,751
Barclays Capital, Inc., 4.10%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032 market value $1,168,071) (p)	1,233,853	1,233,853

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Repurchase Agreements — 1.8% (CONTINUED)
Barclays Capital, Inc., 4.10%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032 market value $679,239) (p)	717,492	$717,492
Barclays Capital, Inc., 4.05%, dated 12/11/2024, due On Demand (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $236,408) (p)	259,204	259,204
Barclays Capital, Inc., 4.05%, dated 12/11/2024, due On Demand (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $552,515) (p)	605,312	605,312
Barclays Capital, Inc., 4.05%, dated 12/11/2024, due On Demand (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $443,266) (p)	485,623	485,623
Barclays Capital, Inc., 4.00%, dated 12/12/2024, due On Demand (collateralized by Dominican Republic International Bonds, 5.88% due 01/30/2060, market value $579,670) (p)	646,347	646,347
Barclays Capital, Inc., 4.10%, dated 12/12/2024, due On Demand (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $1,137,268) (p)	1,242,881	1,242,881
Barclays Capital, Inc., 4.10%, dated 12/12/2024, due On Demand (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $658,182) (p)	719,305	719,305
Barclays Capital, Inc., 4.10%, dated 10/07/2024, due On Demand (collateralized by Kenya International Bond, 8.25% due 02/28/2048, market value $181,719) (p)	190,015	190,015
JPMorgan Chase Bank, N.A., 4.00%, dated 10/07/2024, due 01/09/2025 (collateralized by Cote d`Ivoire International Bond, 7.63% due 01/30/2033, market value $504,390)	556,491	556,491
JPMorgan Chase Bank, N.A., 4.00%, dated 10/07/2024, due 01/09/2025 (collateralized by Cote d`Ivoire International Bond, 7.63% due 01/30/2033, market value $864,110)	953,368	953,368
Barclays Capital, Inc., 4.10%, dated 10/07/2024, due On Demand (collateralized by Kenya International Bond, 8.25% due 02/28/2048, market value $311,637) (p)	325,864	325,864
Barclays Capital, Inc., 4.10%, dated 10/09/2024, due On Demand (collateralized by Cote d`Ivoire International Bond, 7.63% due 01/30/2033, market value $865,088) (p)	932,667	932,667
Barclays Capital, Inc., 4.10%, dated 10/09/2024, due On Demand (collateralized by Kenya International Bond, 8.25% due 02/28/2048, market value $164,452) (p)	171,397	171,397
Barclays Capital, Inc., 4.10%, dated 10/09/2024, due On Demand (collateralized by Cote d`Ivoire International Bond, 7.63% due 01/30/2033, market value $503,413) (p)	542,739	542,739
Barclays Capital, Inc., 4.10%, dated 10/09/2024, due On Demand (collateralized by Kenya International Bond, 8.25% due 02/28/2048, market value $201,454) (p)	209,939	209,939
JPMorgan Chase Bank, N.A., 4.00%, dated 11/08/2024, due 01/09/2025 (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,326,547)	1,442,581	1,442,581
JPMorgan Chase Bank, N.A., 4.05%, dated 09/30/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $726,701)	828,988	828,988
JPMorgan Chase Bank, N.A., 2.30%, dated 11/08/2024, due 01/09/2025 (collateralized by West African Development Bank, 2.75% due 01/22/2033, market value $500,205)	523,393	542,157
JPMorgan Chase Bank, N.A., 4.05%, dated 09/30/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $1,245,355)	1,420,644	1,420,644
JPMorgan Chase Bank, N.A., 4.00%, dated 11/08/2024, due 01/09/2025 (collateralized by West African Development Bank, 4.70% due 10/22/2031, market value $655,476)	692,825	692,825
JPMorgan Chase Bank, N.A., 4.00%, dated 10/01/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $363,350)	414,494	414,494
JPMorgan Chase Bank, N.A., 4.00%, dated 11/08/2024, due 01/09/2025 (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $775,347)	843,167	843,167
JPMorgan Chase Bank, N.A., 4.00%, dated 10/01/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $622,189)	709,765	709,765
JPMorgan Chase Bank, N.A., 4.00%, dated 11/15/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $1,713,065)	1,890,486	1,890,486
JPMorgan Chase Bank, N.A., 4.00%, dated 10/01/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.00% due 05/07/2036, market value $1,295,801)	1,512,359	1,512,359
JPMorgan Chase Bank, N.A., 4.00%, dated 11/15/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $999,363)	1,102,866	1,102,866

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Repurchase Agreements — 1.8% (CONTINUED)
JPMorgan Chase Bank, N.A., 4.00%, dated 10/02/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.00% due 05/07/2036, market value $1,050,192)	1,229,999	$1,229,999
JPMorgan Chase Bank, N.A., 4.00%, dated 11/18/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $663,555)	725,830	725,830
JPMorgan Chase Bank, N.A., 4.00%, dated 10/02/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.00% due 05/07/2036, market value $503,452)	589,650	589,650
JPMorgan Chase Bank, N.A., 4.00%, dated 11/18/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.40% due 05/07/2054, market value $1,139,954)	1,246,939	1,246,939
JPMorgan Chase Bank, N.A., 4.00%, dated 10/03/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.00% due 05/07/2036, market value $600,379)	701,609	701,609
JPMorgan Chase Bank, N.A., 4.10%, dated 11/27/2024, due 01/09/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032 market value $679,239)	737,422	737,422
JPMorgan Chase Bank, N.A., 4.00%, dated 10/03/2024, due 01/09/2025 (collateralized by Mexican International Bond, 6.00% due 05/07/2036, market value $351,005)	410,188	410,188
JPMorgan Chase Bank, N.A., 4.10%, dated 11/27/2024, due 01/09/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032 market value $1,167,155)	1,267,134	1,267,134
Barclays Capital, Inc., 4.05%, dated 12/13/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $713,632) (p)	773,676	773,676
Barclays Capital, Inc., 4.05%, dated 12/13/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $1,234,174) (p)	1,338,016	1,338,016
Barclays Capital, Inc., 4.05%, dated 12/11/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $654,015) (p)	715,658	715,658
Barclays Capital, Inc., 4.05%, dated 12/11/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $1,130,066) (p)	1,236,578	1,236,578

TOTAL REPURCHASE AGREEMENTS (COST $67,186,186)	67,102,175	67,140,959

SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUND — 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio (b)	17,366,403	17,366,403

TOTAL MONEY MARKET FUND (COST $17,366,403)		17,366,403

TOTAL SHORT-TERM INVESTMENTS (COST $17,366,403)		17,366,403

TOTAL INVESTMENTS IN SECURITIES — 83.7% (COST $2,924,451,700)		3,072,034,890

TOTAL SECURITIES SOLD SHORT — (26.4)% (PROCEEDS $948,822,042)		(968,587,562)

Other Assets and Liabilities (q) — 42.7%		1,564,826,240

Net Assets — 100.0%		$3,668,273,568

Security Description	Shares	Value
SECURITIES SOLD SHORT — (26.4)%
COMMON STOCK — (15.5)%
Africa — 0.0%
Energy — 0.0%
Kosmos Energy Ltd. (a)	6,400	(21,888)

Total Africa		(21,888)

Asia — (1.0)%
Automobiles & Components — (0.2)%
ECARX Holdings, Inc. (a)	647	(1,365)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Ezgo Technologies Ltd. (a)	20	$(16)
Honda Motor Co. Ltd., ADR	200	(5,710)
Li Auto, Inc., ADR (a)	59,500	(1,427,405)
NIO, Inc., ADR (a)	512,500	(2,234,500)
Polestar Automotive Holding U.K. PLC, ADR (a)	17,240	(18,102)
Toyota Motor Corp., ADR	4,900	(953,589)
XPeng, Inc., ADR (a)	89,500	(1,057,890)
ZEEKR Intelligent Technology Holding Ltd., ADR (a)	4,200	(119,196)

		(5,817,773)

Banks — 0.0%
Concordia Financial Group Ltd. (b)	300	(1,661)
Fukuoka Financial Group, Inc. (a),(b)	400	(10,029)
HDFC Bank Ltd., ADR	3,700	(236,282)
Mitsubishi UFJ Financial Group, Inc., ADR	26,500	(310,580)
Mizuho Financial Group, Inc. (b)	3,900	(95,997)
Resona Holdings, Inc. (b)	30,500	(221,851)
Shinhan Financial Group Co. Ltd., ADR	400	(13,152)
Sumitomo Mitsui Financial Group, Inc., ADR	24,900	(360,801)

		(1,250,353)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a),(d)	5,388	(964)
EHang Holdings Ltd., ADR (a)	14,900	(234,601)
Emeren Group Ltd., ADR (a)	4,200	(8,526)
Simpple Ltd. (a)	1	(1)

		(244,092)

Commercial & Professional Services — 0.0%
Earlyworks Co., Ltd., ADR (a)	40	(106)
Guardforce AI Co., Ltd. (a)	1,100	(1,573)
Lichen China Ltd. (a)	13,200	(2,344)
SU Group Holdings Ltd. (a)	200	(220)

		(4,243)

Consumer Durables & Apparel — 0.0%
Neo-Concept International Group Holdings Ltd. (a)	1,339	(884)

Consumer Services — (0.1)%
BTC Digital Ltd. (a)	36	(172)
Gaotu Techedu, Inc., ADR (a)	9,500	(20,805)
Genius Group Ltd. (a)	7,292	(5,031)
Golden Sun Health Technology Group Ltd. (a)	500	(1,345)
New Oriental Education & Technology Group, Inc., ADR	4,490	(288,168)
Quantasing Group Ltd., ADR	100	(216)
Trip.com Group Ltd., ADR (a)	25,100	(1,723,366)
Youdao, Inc., ADR (a)	2,300	(17,020)
Yum China Holdings, Inc.	2,600	(125,242)

		(2,181,365)

Diversified Financials — 0.0%
Futu Holdings Ltd., ADR	6,900	(551,931)
ORIX Corp., ADR	100	(10,623)
Qifu Technology, Inc., ADR	100	(3,838)
Triller Group, Inc. (a)	21	(50)

		(566,442)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Food & Staples Retailing — 0.0%
DingDong Cayman Ltd., ADR (a)	2,300	$(7,544)

Food, Beverage & Tobacco — 0.0%
Origin Agritech Ltd. (a)	674	(1,436)

Health Care Equipment & Services — 0.0%
Jin Medical International Ltd. (a)	300	(233)
Meihua International Medical Technologies Co. Ltd. (a)	200	(69)

		(302)

Household & Personal Products — 0.0%
Shineco, Inc. (a)	500	(2,265)
Yatsen Holding Ltd., ADR (a)	4,220	(16,796)

		(19,061)

Insurance — 0.0%
Huize Holding Ltd., ADR (a)	100	(323)

Materials — 0.0%
Millennium Group International Holdings Ltd. (a)	112	(169)
POSCO Holdings, Inc., ADR	900	(39,024)
Tantech Holdings Ltd. (a)	38	(8)

		(39,201)

Media & Entertainment — (0.1)%
Antelope Enterprise Holdings Ltd. (a)	1,000	(228)
Baidu, Inc., ADR (a)	46,600	(3,928,846)
DouYu International Holdings Ltd., ADR	300	(3,363)
Global Mofy AI Ltd. (a)	100	(388)
iQIYI, Inc., ADR (a)	27,400	(55,074)
Kanzhun Ltd., ADR (a)	1,600	(22,080)
MultiMetaVerse Holdings Ltd. (a)	537	(542)
Sohu.com Ltd., ADR (a)	500	(6,590)
Tencent Music Entertainment Group, ADR	39,600	(449,460)
Webtoon Entertainment, Inc. (a)	200	(2,716)
WiMi Hologram Cloud, Inc., ADR (a)	17,031	(31,507)
Zhihu, Inc., ADR (a)	6,866	(24,306)

		(4,525,100)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BeiGene Ltd., ADR (a)	2,100	(387,891)
Takeda Pharmaceutical Co. Ltd., ADR	20,800	(275,392)

		(663,283)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	139,000	(2,560,380)

Retailing — (0.4)%
Alibaba Group Holding Ltd., ADR (b)	48,965	(4,151,742)
GigaCloud Technology, Inc. (a)	11,100	(205,572)
J-long Group Ltd. (a)	355	(1,324)
PDD Holdings, Inc., ADR (a)	90,300	(8,758,197)
Tokyo Lifestyle Co. Ltd., ADR (a)	90	(298)
Uxin Ltd., ADR (a)	4,088	(18,927)

		(13,136,060)

Semiconductors & Semiconductor Equipment — (0.1)%
ASE Technology Holding Co. Ltd., ADR	3,100	(31,217)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Daqo New Energy Corp., ADR (a)	22,300	$(433,512)
indie Semiconductor, Inc. (a)	19,100	(77,355)
JinkoSolar Holding Co. Ltd., ADR	15,100	(375,990)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	8,990	(1,775,435)

		(2,693,509)

Software & Services — 0.0%
BIT Mining Ltd., ADR (a)	50	(126)
Bit Origin Ltd. (a)	1,800	(1,764)
Datasea, Inc. (a)	33	(73)
Kingsoft Cloud Holdings Ltd., ADR (a)	5,700	(59,793)
Link Motion, Inc., ADR (a),(d)	11,000	0
Mercurity Fintech Holding, Inc. (a)	600	(4,098)
MMTEC, Inc. (a)	495	(777)
Vnet Group, Inc., ADR (a)	7,700	(36,498)
Wipro Ltd., ADR	8,900	(31,506)
Xiao I Corp., ADR (a)	300	(1,731)

		(136,366)

Technology Hardware & Equipment — 0.0%
Ebang International Holdings, Inc. (a)	73	(418)
Fabrinet (a)	1,100	(241,868)
UTime Ltd. (a)	5,989	(1,875)

		(244,161)

Telecommunication Services — 0.0%
FingerMotion, Inc. (a)	6,125	(7,350)
SK Telecom Co. Ltd., ADR	200	(4,208)

		(11,558)

Transportation — 0.0%
Full Truck Alliance Co. Ltd., ADR	32,600	(352,732)
Shengfeng Development Ltd. (a)	400	(432)
ZTO Express Cayman, Inc., ADR	300	(5,865)

		(359,029)

Utilities — 0.0%
ReNew Energy Global PLC (a)	4,400	(30,052)

Total Asia		(34,492,517)

Europe — (0.3)%
Automobiles & Components — 0.0%
Aptiv PLC (a)	11,300	(683,424)
Autoliv, Inc.	100	(9,379)
Ferrari NV	900	(382,356)

		(1,075,159)

Banks — 0.0%
Barclays PLC, ADR	33,100	(439,899)
HSBC Holdings PLC, ADR	10,800	(534,168)
ING Groep NV, ADR	13,200	(206,844)
Lloyds Banking Group PLC, ADR	32,100	(87,312)
NatWest Group PLC, ADR	900	(9,153)

		(1,277,376)

Capital Goods — 0.0%
Freyr Battery, Inc. (a)	900	(2,322)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Wallbox NV (a)	4,600	$(2,303)

		(4,625)

Commercial & Professional Services — 0.0%
Cimpress PLC (a)	800	(57,376)

Consumer Durables & Apparel — 0.0%
Amer Sports, Inc. (a)	17,300	(483,708)
Connexa Sports Technologies In (a)	1	(1)

		(483,709)

Consumer Services — (0.1)%
Flutter Entertainment PLC (a)	13,800	(3,566,610)
Genius Sports Ltd. (a)	6,100	(52,765)
InterContinental Hotels Group PLC, ADR	1,400	(174,888)
Pearson PLC, ADR	4,200	(67,704)
Soho House & Co., Inc., A Shares (a)	2,400	(17,880)

		(3,879,847)

Diversified Financials — (0.1)%
Deutsche Bank AG	23,000	(392,150)
UBS Group AG	53,265	(1,614,995)

		(2,007,145)

Energy — 0.0%
Ardmore Shipping Corp.	3,300	(40,095)
Scorpio Tankers, Inc.	400	(19,876)
Seadrill Ltd. (a)	9,700	(377,621)

		(437,592)

Food, Beverage & Tobacco — 0.0%
British American Tobacco PLC, ADR	457	(16,598)

Health Care Equipment & Services — 0.0%
EDAP TMS SA, ADR (a)	200	(442)
Koninklijke Philips NV (a)	19,550	(495,006)
OneMedNet Corp. (a)	7	(10)
Smith & Nephew PLC, ADR	11,100	(272,838)

		(768,296)

Materials — 0.0%
Atlas Lithium Corp. (a)	1,800	(11,394)
Lifezone Metals Ltd. (a)	300	(2,085)

		(13,479)

Media & Entertainment — 0.0%
Brera Holdings PLC (a)	400	(329)
Manchester United PLC (a)	2,700	(46,845)
Nebius Group NV (a)	9,700	(268,690)
WPP PLC, ADR	1,200	(61,680)

		(377,544)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Affimed NV (a)	260	(309)
Bicycle Therapeutics PLC, ADR (a)	600	(8,400)
BioNTech SE, ADR (a)	2,700	(307,665)
Mereo Biopharma Group PLC, ADR (a)	3,200	(11,200)
Novartis AG, ADR	100	(9,731)
Novo Nordisk AS, ADR (b)	8,914	(766,782)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Prothena Corp. PLC (a)	100	$(1,385)

		(1,105,472)

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	33,300	(127,206)
MYT Netherlands Parent BV, ADR (a)	1,000	(7,100)

		(134,306)

Semiconductors & Semiconductor Equipment — (0.1)%
ASML Holding NV	3,700	(2,564,396)
SEALSQ Corp. (a)	2,500	(15,375)

		(2,579,771)

Software & Services — 0.0%
Argo Blockchain PLC, ADR (a)	5,900	(3,333)
Arqit Quantum, Inc. (a)	10	(388)
SAP SE, ADR	2,100	(517,041)

		(520,762)

Technology Hardware & Equipment — 0.0%
TE Connectivity PLC	100	(14,297)
Telefonaktiebolaget LM Ericsson, ADR	400	(3,224)

		(17,521)

Telecommunication Services — 0.0%
Liberty Global Ltd., Class A (a)	2,000	(25,520)
Sunrise Communications AG, ADR (a)	200	(8,616)
Vodafone Group PLC, ADR	6,000	(50,940)

		(85,076)

Utilities — 0.0%
National Grid PLC, ADR	300	(17,826)

Total Europe		(14,859,480)

Middle East — 0.0%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	200	(296)
Mobileye Global, Inc., Class A (a)	900	(17,928)

		(18,224)

Capital Goods — 0.0%
Brenmiller Energy Ltd. (a)	12	(16)
Kornit Digital Ltd. (a)	100	(3,095)

		(3,111)

Materials — 0.0%
ICL Group Ltd.	200	(988)
N2OFF, Inc. (a)	3,124	(775)

		(1,763)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
SciSparc Ltd. (a)	3,500	(1,260)

Retailing — 0.0%
Global-e Online Ltd. (a)	10,200	(556,206)

Software & Services — 0.0%
Beamr Imaging Ltd. (a)	200	(984)
Cognyte Software Ltd. (a)	900	(7,785)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hub Cyber Security Ltd. (a)	2,000	$(1,380)

		(10,149)

Technology Hardware & Equipment — 0.0%
Gauzy Ltd. (a)	200	(1,982)
Innoviz Technologies Ltd. (a)	50,700	(85,176)
Rail Vision Ltd. (a)	3,800	(8,018)

		(95,176)

Utilities — 0.0%
Enlight Renewable Energy Ltd. (a)	200	(3,449)

Total Middle East		(689,338)

North America — (14.2)%
Automobiles & Components — (0.1)%
BorgWarner, Inc.	6,800	(216,172)
Cenntro, Inc. (a)	2,500	(2,675)
General Motors Co.	21,400	(1,139,978)
Gentex Corp.	11,400	(327,522)
Gentherm, Inc. (a)	1,300	(51,903)
Goodyear Tire & Rubber Co. (a)	48,600	(437,400)
LCI Industries	1,900	(196,441)
Lear Corp.	4,000	(378,800)
Magna International, Inc.	4,800	(200,592)
Modine Manufacturing Co. (a)	7,400	(857,882)
Patrick Industries, Inc.	450	(37,386)
Phinia, Inc.	800	(38,536)
QuantumScape Corp. (a)	21,100	(109,509)
Rivian Automotive, Inc. (a)	100,800	(1,340,640)
Solid Power, Inc. (a)	23,500	(44,415)
Stellantis NV	41,100	(536,355)
Thor Industries, Inc.	6,100	(583,831)
Volcon, Inc. (a)	189	(826)
Workhorse Group, Inc. (a)	13,865	(9,678)
XPEL, Inc. (a),(e)	1,500	(59,910)
Zapp Electric Vehicles Group Ltd. (a)	17	(22)

		(6,570,473)

Banks — (2.9)%
Ameris Bancorp	400	(25,028)
Associated Banc-Corp.	23,750	(567,625)
Axos Financial, Inc. (a)	146,709	(10,247,624)
Banc of California, Inc.	26	(402)
Bancorp, Inc. (a)	91,073	(4,793,172)
Bank of Montreal	400	(38,820)
Bank of Nova Scotia	13,000	(698,360)
Bank OZK	132,881	(5,917,191)
Bankwell Financial Group, Inc.	4,249	(132,356)
Blue Ridge Bankshares, Inc. (a)	48,496	(156,157)
Cadence Bank	16,776	(577,933)
Canadian Imperial Bank of Commerce	6,200	(392,026)
Citizens Financial Group, Inc. (b)	5,432	(237,704)
City Holding Co.	42,989	(5,093,337)
Civista Bancshares, Inc.	5,994	(126,114)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
CVB Financial Corp.	47,500	$(1,016,975)
East West Bancorp, Inc.	95,065	(9,103,424)
Eastern Bankshares, Inc.	100	(1,725)
Fifth Third Bancorp	143,015	(6,046,674)
First Citizens BancShares, Inc. (b)	600	(1,267,812)
First Horizon Corp.	100	(2,014)
Firstsun Capital Bancorp (a)	7,631	(305,622)
Flagstar Financial, Inc.	125,832	(1,174,013)
Glacier Bancorp, Inc.	3,100	(155,682)
Hancock Whitney Corp.	16,177	(885,205)
Home BancShares, Inc.	52,492	(1,485,524)
Huntington Bancshares, Inc.	923,756	(15,029,510)
Independent Bank Corp.	100	(6,419)
JPMorgan Chase & Co.	2,301	(551,573)
KeyCorp	2,500	(42,850)
M&T Bank Corp. (b)	900	(169,209)
MidWestOne Financial Group, Inc.	5,331	(155,239)
OceanFirst Financial Corp.	11,896	(215,318)
Old National Bancorp	12,600	(273,483)
Pathward Financial, Inc.	68,530	(5,042,437)
Pinnacle Financial Partners, Inc.	1,600	(183,024)
PNC Financial Services Group, Inc. (The)	200	(38,570)
Preferred Bank	66,497	(5,744,011)
Regions Financial Corp.	453,812	(10,673,658)
Royal Bank of Canada	2,500	(301,275)
ServisFirst Bancshares, Inc.	16,725	(1,417,277)
SouthState Corp.	66,206	(6,586,173)
Triumph Financial, Inc. (a)	1,700	(154,496)
Truist Financial Corp.	2,300	(99,774)
Trustmark Corp.	67,457	(2,385,954)
United Bankshares, Inc.	1,800	(67,590)
United Community Banks, Inc.	400	(12,924)
US Bancorp (b)	7,429	(355,329)
Valley National Bancorp	49,547	(448,896)
Veritex Holdings, Inc.	34,233	(929,768)
WaFd, Inc.	33	(1,064)
Wells Fargo & Co. (b)	3,600	(252,864)
Wintrust Financial Corp.	1,105	(137,805)
WSFS Financial Corp.	2,100	(111,573)
Zions Bancorp NA	15,592	(845,866)

		(102,682,448)

Capital Goods — (0.6)%
3M Co.	2,600	(335,634)
A.O. Smith Corp.	600	(40,926)
Advanced Drainage Systems, Inc.	3,000	(346,800)
AeroVironment, Inc. (a)	400	(61,556)
Ameresco, Inc., Class A (a)	3,200	(75,136)
American Superconductor Corp. (a)	4,600	(113,298)
Archer Aviation, Inc. (a)	1,300	(12,675)
Array Technologies, Inc. (a)	15,100	(91,204)
Blink Charging Co. (a)	31,400	(43,646)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Boeing Co. (a)	27,300	$(4,832,100)
Brookfield Business Corp.	300	(7,278)
Builders FirstSource, Inc. (a)	10,700	(1,529,351)
Carlisle Cos., Inc.	300	(110,652)
Carrier Global Corp.	13,000	(887,380)
Caterpillar, Inc. (b)	245	(88,876)
ChargePoint Holdings, Inc. (a)	35,500	(37,985)
Chart Industries, Inc. (a)	6,400	(1,221,376)
Complete Solaria, Inc. (a)	1,970	(3,526)
Core & Main, Inc., Class A (a)	100	(5,091)
Cummins, Inc.	2,769	(965,273)
Deere & Co.	13,500	(5,719,950)
Desktop Metal, Inc. (a)	2,267	(5,305)
Eaton Corp. PLC (b)	2,183	(724,472)
Emerson Electric Co. (b)	3,288	(407,482)
Enovix Corp. (a)	23,200	(252,184)
Eos Energy Enterprises, Inc. (a)	70,500	(342,630)
ESS Tech, Inc. (a)	1,513	(8,896)
Fastenal Co. (b)	13,368	(961,293)
Ferguson Enterprises, Inc.	100	(17,357)
Ferrovial SE	201	(8,448)
Fluence Energy, Inc. (a)	9,900	(157,212)
Fluor Corp. (a)	13,900	(685,548)
Fortive Corp. (b)	1,153	(86,475)
FTC Solar, Inc. (a)	1,934	(10,656)
General Electric Co.	1,200	(200,148)
GrafTech International Ltd. (a)	1,400	(2,422)
Hillenbrand, Inc.	100	(3,078)
Honeywell International, Inc.	6,000	(1,355,340)
Howmet Aerospace, Inc.	100	(10,937)
Hubbell, Inc. (b)	66	(27,647)
IDEX Corp. (b)	244	(51,067)
Illinois Tool Works, Inc. (b)	3,598	(912,309)
Ingersoll Rand, Inc.	4,852	(438,912)
Kratos Defense & Security Solutions, Inc. (a)	300	(7,914)
KULR Technology Group, Inc. (a)	72,800	(258,440)
Loar Holdings, Inc. (a)	300	(22,173)
Markforged Holding Corp. (a)	1,000	(3,140)
Masco Corp.	4,600	(333,822)
Microvast Holdings, Inc. (a)	23,400	(48,438)
Mueller Industries, Inc.	2,200	(174,592)
Net Power, Inc. (a)	1,600	(16,944)
New Horizon Aircraft Ltd. (a)	300	(339)
NEXTracker, Inc., Class A (a)	24,096	(880,227)
NuScale Power Corp. (a)	7,000	(125,510)
nVent Electric PLC	500	(34,080)
Otis Worldwide Corp. (b)	3,434	(318,023)
PACCAR, Inc.	5,900	(613,718)
Palladyne AI Corp. (a)	10,167	(124,749)
Plug Power, Inc. (a)	298,800	(636,444)
Powell Industries, Inc.	1,500	(332,475)
Quanta Services, Inc. (b)	6,716	(2,122,592)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Regal Rexnord Corp.	700	$(108,591)
Richtech Robotics, Inc. (a)	17,900	(48,330)
RTX Corp.	2,100	(243,012)
SKYX Platforms Corp. (a)	2,900	(3,364)
Spirit AeroSystems Holdings, Inc. (a)	6,000	(204,480)
Stem, Inc. (a)	200	(121)
Sunrun, Inc. (a),(b)	84,509	(781,708)
Toro Co.	300	(24,030)
TPI Composites, Inc. (a)	12,800	(24,192)
Trane Technologies PLC (b)	63	(23,269)
Trex Co., Inc. (a)	600	(41,418)
UFP Industries, Inc.	900	(101,385)
Watsco, Inc.	100	(47,389)
WESCO International, Inc.	200	(36,192)
WillScot Holdings Corp. (a)	1,500	(50,175)
Xometry, Inc. (a)	3,100	(132,246)

		(31,123,053)

Commercial & Professional Services — (0.3)%
Alight, Inc.	17,700	(122,484)
Amentum Holdings, Inc. (a)	700	(14,721)
American Rebel Holdings, Inc. (a)	1	(2)
BlackSky Technology, Inc. (a)	1,458	(15,732)
Ceridian HCM Holding, Inc. (a)	27,900	(2,026,656)
Clarivate PLC (a)	82,100	(417,068)
Copart, Inc. (a)	48,400	(2,777,676)
Dun & Bradstreet Holdings, Inc.	2,600	(32,396)
FiscalNote Holdings, Inc. (a)	13,600	(14,552)
GFL Environmental, Inc.	300	(13,362)
Greenwave Technology Solutions, Inc. (a)	5,000	(3,514)
Innodata, Inc. (a)	2,000	(79,040)
Knightscope, Inc. (a)	944	(11,913)
LanzaTech Global, Inc. (a)	7,700	(10,549)
Montrose Environmental Group, Inc. (a)	2,700	(50,085)
Odyssey Marine Exploration, Inc. (a)	5,900	(4,248)
Paychex, Inc.	1,600	(224,352)
Paycor HCM, Inc. (a)	300	(5,571)
Perma-Fix Environmental Services, Inc. (a)	600	(6,642)
Planet Labs PBC (a)	10,700	(43,228)
RB Global, Inc.	20,900	(1,885,389)
Spire Global, Inc. (a)	50	(704)
SS&C Technologies Holdings, Inc.	9,612	(728,397)
Veralto Corp. (b)	904	(92,072)

		(8,580,353)

Consumer Durables & Apparel — (0.1)%
AMMO, Inc. (a)	5,700	(6,270)
Capri Holdings Ltd. (a)	22,000	(463,320)
Champion Homes, Inc. (a)	800	(70,480)
Crocs, Inc. (a)	1,800	(197,154)
Deckers Outdoor Corp. (a)	2,200	(446,798)
Dream Finders Homes, Inc. (a)	900	(20,943)
Gildan Activewear, Inc.	4,100	(192,905)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Hanesbrands, Inc. (a)	5,600	$(45,584)
Hasbro, Inc.	1,000	(55,910)
Helen of Troy Ltd. (a)	400	(23,932)
Latham Group, Inc. (a)	1,900	(13,224)
LGI Homes, Inc. (a)	100	(8,940)
Lululemon Athletica, Inc. (a)	10,100	(3,862,341)
Mattel, Inc. (a)	2,300	(40,779)
Newell Brands, Inc.	200	(1,992)
PLBY Group, Inc. (a)	30,364	(44,331)
Purple Innovation, Inc. (a)	3,900	(3,042)
PVH Corp.	3,300	(348,975)
Revelyst, Inc. (a)	16,700	(321,141)
Solo Brands, Inc., Class A (a)	100	(114)
Tapestry, Inc.	600	(39,198)
Vera Bradley, Inc. (a)	200	(786)
VF Corp.	48,000	(1,030,080)
VOXX International Corp. (a)	3,700	(27,306)
Wolverine World Wide, Inc.	100	(2,220)

		(7,267,765)

Consumer Services — (1.4)%
Airbnb, Inc., Class A (a),(b)	1,474	(193,698)
Allurion Technologies, Inc. (a)	2,000	(860)
Aramark	35,400	(1,320,774)
Booking Holdings, Inc. (b)	44	(218,610)
Boyd Gaming Corp. (b)	1,619	(117,442)
Caesars Entertainment, Inc. (a)	72,176	(2,412,122)
Cheesecake Factory, Inc.	400	(18,976)
Chipotle Mexican Grill, Inc. (a)	600	(36,180)
Darden Restaurants, Inc.	4,300	(802,767)
Dave & Buster’s Entertainment, Inc. (a)	13,000	(379,470)
DraftKings, Inc. (a)	93,230	(3,468,156)
Everi Holdings, Inc. (a)	200	(2,702)
Expedia Group, Inc. (a),(b)	1,385	(258,067)
Frontdoor, Inc. (a)	2,500	(136,675)
Full House Resorts, Inc. (a)	2,000	(8,160)
Global Business Travel Group I (a)	200	(1,856)
Grand Canyon Education, Inc. (a)	100	(16,380)
Hilton Grand Vacations, Inc. (a)	3,300	(128,535)
Inspirato, Inc. (a)	29	(96)
Jack in the Box, Inc.	3,600	(149,904)
Krispy Kreme, Inc.	26,500	(263,145)
Las Vegas Sands Corp.	72,800	(3,739,008)
Marriott Vacations Worldwide Corp.	2,600	(233,480)
McDonald’s Corp.	40,200	(11,653,578)
MGM Resorts International (a)	67,500	(2,338,875)
Mister Car Wash, Inc. (a)	6,200	(45,198)
Nerdy, Inc. (a)	8,300	(13,446)
Noodles & Co. (a)	3,200	(1,852)
ONE Group Hospitality, Inc. (a)	400	(1,160)
Papa John’s International, Inc.	1,000	(41,070)
Penn Entertainment, Inc. (a)	51,800	(1,026,676)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Planet Fitness, Inc., Class A (a)	9,300	$(919,491)
Playa Hotels & Resorts NV (a)	200	(2,530)
Restaurant Brands International, Inc.	23,900	(1,557,802)
Royal Caribbean Cruises Ltd. (b)	5,600	(1,291,864)
SeaWorld Entertainment, Inc. (a),(b)	2,595	(145,813)
Six Flags Entertainment Corp.	20,988	(1,011,412)
Starbucks Corp.	61,000	(5,566,250)
Stride, Inc. (a)	800	(83,144)
Travel & Leisure Co.	100	(5,045)
Udemy, Inc. (a)	4,900	(40,327)
Vacasa, Inc. (a)	325	(1,593)
Vail Resorts, Inc.	1,300	(243,685)
Wyndham Hotels & Resorts, Inc. (b)	14,289	(1,440,188)
Wynn Resorts Ltd.	17,500	(1,507,800)
Yum! Brands, Inc.	15,200	(2,039,232)

		(44,885,094)

Diversified Financials — (1.5)%
AGNC Investment Corp.	16,300	(150,123)
AlTi Global, Inc. (a)	100	(441)
American Express Co.	12,160	(3,608,966)
Ameriprise Financial, Inc.	500	(266,215)
Annaly Capital Management, Inc.	250	(4,575)
ARMOUR Residential REIT, Inc.	160	(3,018)
Bakkt Holdings, Inc. (a)	340	(8,422)
Bank of New York Mellon Corp.	30,200	(2,320,266)
Berkshire Hathaway, Inc., Class B (a)	1,700	(770,576)
Better Home & Finance Holding Co. (a)	1,192	(10,633)
Blackrock, Inc.	889	(911,323)
Blackstone Mortgage Trust, Inc.	9,900	(172,359)
Block, Inc. (a)	5,408	(459,626)
Brookfield Asset Management Ltd.	24,100	(1,305,979)
Brookfield Corp.	59,667	(3,427,869)
Burford Capital Ltd.	800	(10,200)
Capital One Financial Corp.	13,804	(2,461,529)
Claros Mortgage Trust, Inc.	3,100	(14,012)
Cohen & Steers, Inc.	300	(27,702)
Corebridge Financial, Inc.	400	(11,972)
Corpay, Inc. (a)	200	(67,684)
DigitalBridge Group, Inc.	3,406	(38,420)
Discover Financial Services	100	(17,323)
Dynex Capital, Inc.	8,900	(112,585)
Enova International, Inc. (a)	70,723	(6,780,921)
Euronet Worldwide, Inc. (a)	26,118	(2,685,975)
Fidelity National Information Services, Inc.	40,100	(3,238,877)
Fiserv, Inc. (a)	65,258	(13,405,298)
Flywire Corp. (a)	2,600	(53,612)
Forge Global Holdings, Inc. (a)	1,600	(1,489)
Franklin BSP Realty Trust, Inc.	300	(3,762)
Global Payments, Inc.	12,100	(1,355,926)
HA Sustainable Infrastructure Capital, Inc.	5,200	(139,516)
Hamilton Lane, Inc.	100	(14,805)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Jack Henry & Associates, Inc.	2,111	$(370,058)
Jackson Financial, Inc.	100	(8,708)
KKR & Co., Inc.	28,200	(4,171,062)
MGIC Investment Corp.	500	(11,855)
Mr. Cooper Group, Inc. (a)	200	(19,202)
Nelnet, Inc.	100	(10,681)
New York Mortgage Trust, Inc.	25	(152)
Northern Trust Corp.	2,897	(296,943)
Patria Investments Ltd., Class A	400	(4,652)
PennyMac Financial Services, Inc.	900	(91,926)
PennyMac Mortgage Investment Trust	600	(7,554)
Prestige Wealth, Inc. (a)	980	(1,274)
Raymond James Financial, Inc.	5,259	(816,880)
Ready Capital Corp.	6,600	(45,012)
Regional Management Corp.	14,401	(489,346)
Remitly Global, Inc. (a)	22,000	(496,540)
Rithm Capital Corp.	12,300	(133,209)
Shift4 Payments, Inc. (a)	2,300	(238,694)
SLM Corp.	700	(19,306)
State Street Corp.	7,230	(709,625)
StepStone Group, Inc.	2,700	(156,276)
Synchrony Financial	2,700	(175,500)
Tradeweb Markets, Inc.	6,573	(860,537)
Two Harbors Investment Corp.	550	(6,507)
Walker & Dunlop, Inc.	100	(9,721)

		(53,013,219)

Energy — (0.4)%
Amplify Energy Corp. (a)	34	(204)
APA Corp. (b)	8,859	(204,554)
Archrock, Inc.	100	(2,489)
Atlas Energy Solutions, Inc.	2,600	(57,668)
Baker Hughes Co.	10,200	(418,404)
Borr Drilling Ltd.	16,600	(64,740)
Cactus, Inc.	5,500	(320,980)
Cameco Corp.	14,600	(750,294)
ChampionX Corp.	300	(8,157)
Chord Energy Corp. (b)	953	(111,425)
Civitas Resources, Inc. (b)	2,744	(125,867)
Comstock Resources, Inc. (a)	1,600	(29,152)
Comstock, Inc. (a)	9,100	(7,285)
ConocoPhillips (b)	1,586	(157,284)
Coterra Energy, Inc.	69,400	(1,772,476)
Delek U.S. Holdings, Inc.	500	(9,250)
Denison Mines Corp. (a)	31,300	(56,340)
Devon Energy Corp. (b)	36,083	(1,180,997)
Energy Fuels, Inc. (a)	66,800	(342,684)
Energy Vault Holdings, Inc. (a)	20,800	(47,424)
EOG Resources, Inc. (b)	1,319	(161,683)
EQT Corp.	121,591	(5,606,561)
Expand Energy Corp.	3,843	(382,571)
Expro Group Holdings NV (a)	17,200	(214,484)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp. (b)	23,022	$(2,476,477)
Halliburton Co.	900	(24,471)
Helix Energy Solutions Group, Inc. (a)	500	(4,660)
Helmerich & Payne, Inc.	200	(6,404)
International Seaways, Inc.	300	(10,782)
KLX Energy Services Holdings, Inc. (a)	4,800	(23,904)
Marathon Petroleum Corp. (b)	2,087	(291,137)
Murphy Oil Corp. (b)	2,704	(81,823)
New Fortress Energy, Inc.	35,700	(539,784)
NexGen Energy Ltd. (a)	6,800	(44,880)
NextDecade Corp. (a)	5,400	(41,634)
Nine Energy Service, Inc. (a)	1,400	(1,568)
Noble Corp. PLC	11,548	(362,607)
Occidental Petroleum Corp. (b)	9,120	(450,619)
Oceaneering International, Inc. (a)	1,600	(41,728)
ONEOK, Inc.	300	(30,120)
OPAL Fuels, Inc. (a)	2,000	(6,780)
Patterson-UTI Energy, Inc.	76,615	(632,840)
PBF Energy, Inc. (b)	4,063	(107,873)
Peabody Energy Corp.	1,700	(35,598)
Permian Resources Corp. (b)	6,596	(94,850)
Phillips 66 (b)	2,086	(237,658)
ProFrac Holding Corp. (a)	3,800	(29,488)
Select Water Solutions, Inc.	1,800	(23,832)
Sitio Royalties Corp.	7	(134)
TC Energy Corp.	500	(23,265)
Texas Pacific Land Corp.	600	(663,576)
Tidewater, Inc. (a)	800	(43,768)
Uranium Energy Corp. (a)	7,200	(48,168)
Uranium Royalty Corp. (a)	23,900	(52,341)
Ur-Energy, Inc. (a)	600	(690)
VAALCO Energy, Inc.	3,141	(13,726)
Valaris Ltd. (a)	18,000	(796,320)
Valero Energy Corp. (b)	8,803	(1,079,160)

		(20,355,638)

Food & Staples Retailing — (0.3)%
Albertsons Cos., Inc., Class A	300	(5,892)
Andersons, Inc.	600	(24,312)
Casey’s General Stores, Inc.	700	(277,361)
Costco Wholesale Corp. (b)	1,541	(1,411,972)
Kroger Co. (The) (b)	1,872	(114,473)
Maison Solutions, Inc. (a)	3,083	(3,761)
Performance Food Group Co. (a)	17,900	(1,513,445)
Sysco Corp.	19,200	(1,468,032)
U.S. Foods Holding Corp. (a)	7,400	(499,204)
United Natural Foods, Inc. (a)	1,400	(38,234)

		(5,356,686)

Food, Beverage & Tobacco — (0.3)%
AgriFORCE Growing Systems Ltd. (a)	486	(1,152)
Altria Group, Inc.	1,100	(57,519)
BRC, Inc. (a)	1,200	(3,804)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Bunge Global SA	4,300	$(334,368)
Coca-Cola Co. (The)	24,000	(1,494,240)
Constellation Brands, Inc.	24,900	(5,502,900)
Darling Ingredients, Inc. (a)	600	(20,214)
Eastside Distilling, Inc. (a)	355	(342)
Hershey Co. (The)	6,400	(1,083,840)
Ispire Technology, Inc. (a)	1,700	(8,551)
Kellanova	400	(32,388)
Post Holdings, Inc. (a)	1,100	(125,906)
Primo Brands Corp.	3,400	(104,618)
SunOpta, Inc. (a)	300	(2,310)
Westrock Coffee Co. (a)	1,200	(7,704)

		(8,779,856)

Health Care Equipment & Services — (0.2)%
23andMe Holding Co. (a)	1,850	(6,013)
Acadia Healthcare Co., Inc. (a)	1,500	(59,475)
Aethlon Medical, Inc. (a)	4,400	(3,784)
Alcon AG	21,000	(1,782,690)
Align Technology, Inc. (a)	2,000	(417,020)
Amedisys, Inc. (a)	300	(27,237)
Apyx Medical Corp. (a)	1,100	(1,738)
Avinger, Inc. (a)	1,066	(872)
Bausch & Lomb Corp. (a)	500	(9,030)
Baxter International, Inc.	1,000	(29,160)
Check Cap Ltd. (a)	300	(297)
ClearPoint Neuro, Inc. (a)	1,200	(18,456)
Clover Health Investments Corp. (a)	15,000	(47,250)
DarioHealth Corp. (a)	2,300	(1,808)
Delcath Systems, Inc. (a)	1,100	(13,244)
Dentsply Sirona, Inc.	1,700	(32,266)
Doximity, Inc., Class A (a)	1,600	(85,424)
Edwards Lifesciences Corp. (a)	500	(37,015)
Elevance Health, Inc. (b)	733	(270,404)
Embecta Corp.	5,800	(119,770)
Enovis Corp. (a)	1,700	(74,596)
Envista Holdings Corp. (a)	22,300	(430,167)
Evolent Health, Inc. (a)	20,400	(229,500)
Femasys, Inc. (a)	1,700	(1,870)
GE HealthCare Technologies, Inc.	36,400	(2,845,752)
Glaukos Corp. (a)	2,200	(329,868)
Globus Medical, Inc. (a)	900	(74,439)
HealthEquity, Inc. (a)	100	(9,595)
Hologic, Inc. (a)	100	(7,209)
ICU Medical, Inc. (a)	2,300	(356,891)
Inmode Ltd. (a)	200	(3,340)
Inspire Medical Systems, Inc. (a)	100	(18,538)
Intelligent Bio Solutions, Inc. (a)	1,400	(1,960)
iRhythm Technologies, Inc. (a)	3,600	(324,612)
Lantheus Holdings, Inc. (a)	3,500	(313,110)
LifeMD, Inc. (a)	1,600	(7,920)
ModivCare, Inc. (a)	500	(5,920)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Monogram Technologies, Inc. (a)	200	$(474)
MSP Recovery, Inc. (a)	4	(9)
Multiplan Corp. (a)	605	(8,942)
Myomo, Inc. (a)	2,000	(12,880)
NAYA Biosciences, Inc. (a)	43	(35)
Neogen Corp. (a)	46,300	(562,082)
NeoGenomics, Inc. (a)	2,300	(37,904)
Orchestra BioMed Holdings, Inc. (a)	938	(3,752)
Orthofix Medical, Inc. (a)	594	(10,371)
OrthoPediatrics Corp. (a)	300	(6,954)
P3 Health Partners, Inc. (a)	4,300	(967)
Paragon 28, Inc. (a)	200	(2,066)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
Penumbra, Inc. (a)	1,800	(427,464)
Performant Healthcare, Inc. (a)	1,600	(4,832)
Predictive Oncology, Inc. (a)	125	(103)
Pulse Biosciences, Inc. (a)	668	(11,630)
Quest Diagnostics, Inc.	100	(15,086)
QuidelOrtho Corp. (a)	5,956	(265,340)
ReShape Lifesciences, Inc. (a)	5	(22)
ResMed, Inc. (b)	768	(175,634)
Rockwell Medical, Inc. (a)	3,136	(6,397)
Sanara Medtech, Inc. (a)	100	(3,320)
Semler Scientific, Inc. (a)	300	(16,200)
Senseonics Holdings, Inc. (a)	24,900	(13,033)
Solventum Corp. (a)	200	(13,212)
STAAR Surgical Co. (a)	700	(17,003)
Surmodics, Inc. (a)	500	(19,800)
Tela Bio, Inc. (a)	1,100	(3,322)
Teleflex, Inc.	200	(35,596)
Tivic Health Systems, Inc. (a)	540	(184)
TransMedics Group, Inc. (a)	500	(31,175)
UnitedHealth Group, Inc. (b)	295	(149,229)
Vivani Medical, Inc. (a)	666	(773)
Zomedica Corp. (a)	57,000	(6,840)

		(9,871,986)

Household & Personal Products — (0.4)%
Beauty Health Co. (a)	9,700	(15,423)
BellRing Brands, Inc. (a)	200	(15,068)
Church & Dwight Co., Inc.	2,900	(303,659)
elf Beauty, Inc. (a)	19,100	(2,398,005)
Flora Growth Corp. (a)	1,400	(1,442)
Kenvue, Inc.	364,800	(7,788,480)
Kimberly-Clark Corp.	1,500	(196,560)
PMGC Holdings, Inc. (a)	700	(1,603)
Procter & Gamble Co. (The)	14,900	(2,497,985)
Safety Shot, Inc. (a)	18,600	(13,392)
Veru, Inc. (a)	29,524	(19,205)

		(13,250,822)

Insurance — 0.0%
Aflac, Inc.	10,300	(1,065,432)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
American International Group, Inc.	200	$(14,560)
Caret Holdings, Inc. (a)	1,217	(88,342)
Enstar Group Ltd. (a)	200	(64,410)
GoHealth, Inc. (a)	119	(1,593)
Hippo Holdings, Inc. (a)	1,124	(30,089)
Manulife Financial Corp.	34,400	(1,056,424)
MetLife, Inc.	100	(8,188)
Oscar Health, Inc. (a)	100	(1,344)
Sun Life Financial, Inc.	2,000	(118,680)
Willis Towers Watson PLC	100	(31,324)

		(2,480,386)

Materials — (0.2)%
5E Advanced Materials, Inc. (a)	2,400	(1,536)
Albemarle Corp. (b)	15,751	(1,355,846)
Algoma Steel Group, Inc.	100	(978)
Alpha Metallurgical Resources, Inc. (a)	400	(80,048)
Arch Resources, Inc.	1,200	(169,464)
ATI, Inc. (a)	100	(5,504)
Celanese Corp. (b)	730	(50,523)
Cleveland-Cliffs, Inc. (a)	25,300	(237,820)
Commercial Metals Co.	1,700	(84,320)
Constellium SE (a)	400	(4,108)
Corteva, Inc. (b)	7,462	(425,036)
CRH PLC	1,300	(120,276)
Crown ElectroKinetics Corp. (a)	3,734	(531)
Dow, Inc. (b)	1,514	(60,757)
Ecolab, Inc. (b)	309	(72,405)
Endeavour Silver Corp. (a)	16,600	(60,756)
Freeport-McMoRan, Inc. (b)	4,564	(173,797)
HB Fuller Co.	300	(20,244)
Hecla Mining Co.	40	(196)
Hudbay Minerals, Inc.	700	(5,670)
i-80 Gold Corp. (a)	21,300	(10,331)
Ingevity Corp. (a)	300	(12,225)
International Flavors & Fragrances, Inc.	3,400	(287,470)
Ivanhoe Electric, Inc. (a)	5,500	(41,525)
Kaiser Aluminum Corp.	500	(35,135)
Lithium Americas Argentina Corp. (a)	2,900	(7,598)
LyondellBasell Industries NV	7,500	(557,025)
MAG Silver Corp. (a)	6,100	(82,960)
Magnera Corp. (a)	2,379	(43,226)
Mativ Holdings, Inc.	4,800	(52,320)
Pactiv Evergreen, Inc.	1,100	(19,217)
Perimeter Solutions, Inc. (a)	1,900	(24,282)
Piedmont Lithium, Inc. (a)	3,700	(32,338)
PPG Industries, Inc. (b)	647	(77,284)
PureCycle Technologies, Inc. (a)	3,700	(37,925)
RPM International, Inc.	2,600	(319,956)
Sherwin-Williams Co. (b)	200	(67,986)
SilverCrest Metals, Inc. (a)	1,800	(16,380)
Smurfit WestRock PLC	43,200	(2,326,752)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Standard Lithium Ltd. (a)	200	$(292)
Steel Dynamics, Inc.	3,800	(433,466)
Summit Materials, Inc., Class A (a)	1,000	(50,600)
Taseko Mines Ltd. (a)	300	(582)
Teck Resources Ltd., Class B (b)	100	(4,053)
TMC the metals Co., Inc. (a)	23,700	(26,544)
U.S. Steel Corp.	5,500	(186,945)
West Fraser Timber Co. Ltd.	300	(25,965)

		(7,710,197)

Media & Entertainment — (0.5)%
Advantage Solutions, Inc. (a)	5,700	(16,644)
Alphabet, Inc., Class C (b)	2,518	(479,528)
Atlanta Braves Holdings, Inc., Class C (a)	5,500	(210,430)
Cable One, Inc.	100	(36,212)
Cargurus, Inc. (a)	4,700	(171,738)
Charter Communications, Inc. (a),(b)	589	(201,892)
Cineverse Corp. (a)	2,381	(8,691)
Comcast Corp. (b)	6,682	(250,775)
CuriosityStream, Inc.	100	(153)
EchoStar Corp. (a)	20,758	(475,358)
Electronic Arts, Inc.	12,500	(1,828,750)
Fox Corp.	300	(14,574)
fuboTV, Inc. (a)	8,600	(10,836)
Getty Images Holdings, Inc. (a)	2,400	(5,184)
IMAX Corp. (a)	900	(23,040)
Integral Ad Science Holding Corp. (a)	200	(2,088)
Interpublic Group of Cos., Inc.	600	(16,812)
John Wiley & Sons, Inc.	1,700	(74,307)
Kartoon Studios, Inc. (a)	2,960	(1,746)
Liberty Broadband Corp. (a),(b)	22,600	(1,689,576)
Liberty Media Corp.-Liberty Formula One (a)	1,400	(117,656)
Live Nation Entertainment, Inc. (a),(b)	6,889	(892,126)
Madison Square Garden Entertainment Corp. (a)	2,900	(103,240)
Magnite, Inc. (a)	2,500	(39,800)
Marcus Corp. (The)	5,300	(113,950)
Match Group, Inc. (a)	38,300	(1,252,793)
National CineMedia, Inc. (a)	15,060	(99,998)
News Corp.	400	(11,016)
Nexstar Media Group, Inc. (b)	4,003	(632,354)
Pinterest, Inc. (a)	5,800	(168,200)
PubMatic, Inc. (a)	1,100	(16,159)
Rumble, Inc. (a)	9,500	(123,595)
Sinclair, Inc.	5,400	(87,156)
Sirius XM Holdings, Inc.	96,019	(2,189,233)
Sphere Entertainment Co. (a)	4,700	(189,504)
System1, Inc. (a)	2,000	(1,797)
Take-Two Interactive Software, Inc. (a)	31,600	(5,816,928)
TEGNA, Inc.	7,700	(140,833)
Trade Desk, Inc., Class A (a),(b)	2,300	(270,319)
TripAdvisor, Inc. (a)	200	(2,954)
Walt Disney Co. (b)	1,959	(218,135)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Warner Bros Discovery, Inc. (a)	106,174	$(1,122,259)
Yelp, Inc. (a)	2,000	(77,400)
ZipRecruiter, Inc. (a)	3,300	(23,892)

		(19,229,631)

Pharmaceuticals, Biotechnology & Life Sciences — (0.5)%
60 Degrees Pharmaceuticals, Inc. (a)	600	(774)
Abeona Therapeutics, Inc. (a)	2,128	(11,853)
Aceragen, Inc. (a),(d)	735	(283)
Achieve Life Sciences, Inc. (a)	500	(1,760)
Acrivon Therapeutics, Inc. (a)	1,000	(6,020)
Actinium Pharmaceuticals, Inc. (a)	286	(360)
Adial Pharmaceuticals, Inc. (a)	32	(32)
Aditxt, Inc. (a)	4,800	(911)
AEON Biopharma, Inc. (a)	300	(162)
Agenus, Inc. (a)	3,775	(10,344)
Akoya Biosciences, Inc. (a)	2,000	(4,580)
Aligos Therapeutics, Inc. (a)	1,100	(43,824)
Amgen, Inc. (b)	526	(137,097)
ANI Pharmaceuticals, Inc. (a)	600	(33,168)
Annexon, Inc. (a)	400	(2,052)
Applied Therapeutics, Inc. (a)	3,600	(3,082)
Arcturus Therapeutics Holdings, Inc. (a)	1,200	(20,364)
Atara Biotherapeutics, Inc. (a)	1,064	(14,162)
Avadel Pharmaceuticals PLC (a)	14,400	(151,344)
Avantor, Inc. (a)	300	(6,321)
Avenue Therapeutics, Inc. (a)	299	(598)
Avita Medical, Inc. (a)	400	(5,120)
BioLife Solutions, Inc. (a)	2,800	(72,688)
Bionano Genomics, Inc. (a)	2,400	(692)
BioVie, Inc. (a)	400	(800)
Bioxcel Therapeutics, Inc. (a)	1,300	(486)
BrainStorm Cell Therapeutics, Inc. (a)	33	(75)
Bridgebio Pharma, Inc. (a)	400	(10,976)
Candel Therapeutics, Inc. (a)	11,900	(103,292)
Canopy Growth Corp. (a)	26,381	(72,284)
Capricor Therapeutics, Inc. (a)	6,500	(89,700)
Cardio Diagnostics Holdings, Inc. (a)	12,272	(11,253)
Cargo Therapeutics, Inc. (a)	300	(4,326)
CASI Pharmaceuticals Holdings, Inc. (a)	447	(1,265)
Cellectar Biosciences, Inc. (a)	5,100	(1,525)
CG oncology, Inc. (a)	200	(5,736)
Checkpoint Therapeutics, Inc. (a)	1,400	(4,480)
Cibus, Inc. (a)	100	(278)
Cidara Therapeutics, Inc. (a)	555	(14,918)
Citius Pharmaceuticals, Inc. (a)	431	(1,724)
CNS Pharmaceuticals, Inc. (a)	192	(23)
Coherus Biosciences, Inc. (a)	2,200	(3,036)
CorMedix, Inc. (a)	2,100	(17,010)
Crinetics Pharmaceuticals, Inc. (a)	300	(15,339)
Cue Biopharma, Inc. (a)	200	(218)
Cytek Biosciences, Inc. (a)	3,400	(22,066)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Durect Corp. (a)	70	$(53)
Edgewise Therapeutics, Inc. (a)	200	(5,340)
Elanco Animal Health, Inc. (a)	13,400	(162,274)
Entrada Therapeutics, Inc. (a)	700	(12,103)
Exact Sciences Corp. (a)	36,600	(2,056,554)
Fennec Pharmaceuticals, Inc. (a)	600	(3,792)
Fibrobiologics, Inc. (a)	3,000	(6,000)
Foghorn Therapeutics, Inc. (a)	900	(4,248)
Fortrea Holdings, Inc. (a)	9,600	(179,040)
Geron Corp. (a)	45,800	(162,132)
GRI Bio, Inc. (a)	2,300	(1,905)
GSK PLC, ADR (b)	3,836	(129,734)
ICON PLC, ADR (a)	6,800	(1,426,028)
ImmunityBio, Inc. (a)	6,798	(17,403)
Imunon, Inc. (a)	200	(190)
Inhibrx Biosciences, Inc. (a)	200	(3,080)
Inovio Pharmaceuticals, Inc. (a)	692	(1,266)
Iovance Biotherapeutics, Inc. (a)	23,500	(173,900)
Iterum Therapeutics PLC (a)	13	(23)
Jaguar Health, Inc. (a)	3,080	(3,111)
Janux Therapeutics, Inc. (a)	1,000	(53,540)
Johnson & Johnson (b)	816	(118,010)
Korro Bio, Inc. (a)	200	(7,614)
Krystal Biotech, Inc. (a)	2,100	(328,986)
Lexeo Therapeutics, Inc. (a)	100	(658)
Lexicon Pharmaceuticals, Inc. (a)	800	(591)
Lifecore Biomedical, Inc. (a)	300	(2,229)
Ligand Pharmaceuticals, Inc. (a)	100	(10,715)
Madrigal Pharmaceuticals, Inc. (a)	5,200	(1,604,564)
Marinus Pharmaceuticals, Inc. (a)	800	(428)
Matinas BioPharma Holdings, Inc. (a)	437	(223)
Meiragtx Holdings PLC (a)	3,300	(20,097)
Metagenomi, Inc. (a)	600	(2,166)
MoonLake Immunotherapeutics (a)	1,300	(70,395)
Myriad Genetics, Inc. (a)	2,500	(34,275)
NeuBase Therapeutics, Inc. (a),(d)	49	(18)
Neumora Therapeutics, Inc. (a)	200	(2,120)
Neurogene, Inc. (a)	200	(4,572)
NRX Pharmaceuticals, Inc. (a)	11	(24)
Ocugen, Inc. (a)	2,300	(1,852)
OmniAb, Inc. (a)	100	(354)
Optinose, Inc. (a)	286	(1,910)
Opus Genetics, Inc. (a)	1,600	(1,904)
Organigram Holdings, Inc. (a)	6,475	(10,425)
Outlook Therapeutics, Inc. (a)	3,510	(6,634)
Palatin Technologies, Inc. (a)	2,476	(2,748)
Praxis Precision Medicines, Inc. (a)	60	(4,618)
Precigen, Inc. (a)	6,600	(7,392)
ProKidney Corp. (a)	400	(676)
Protagonist Therapeutics, Inc. (a)	300	(11,580)
Protalix BioTherapeutics, Inc. (a)	2,500	(4,700)
Protara Therapeutics, Inc. (a)	1,200	(6,336)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Pyxis Oncology, Inc. (a)	1,100	$(1,716)
Quantum-Si, Inc. (a)	20,900	(56,430)
Renovaro, Inc. (a)	1,400	(1,170)
Revance Therapeutics, Inc. (a)	11,300	(34,352)
REVOLUTION Medicines, Inc. (a)	2,345	(102,570)
Revvity, Inc.	700	(78,127)
Rhythm Pharmaceuticals, Inc. (a)	5,500	(307,890)
Roche Holding AG (b)	3,619	(1,018,847)
Roivant Sciences Ltd. (a)	134,000	(1,585,220)
Sagimet Biosciences, Inc. (a)	100	(450)
Sarepta Therapeutics, Inc. (a)	600	(72,954)
Scilex Holding Co. (a)	11,154	(4,756)
scPharmaceuticals, Inc. (a)	3,600	(12,744)
SCYNEXIS, Inc. (a)	4,100	(4,961)
SELLAS Life Sciences Group, Inc. (a)	3,867	(4,022)
Sera Prognostics, Inc. (a)	1,629	(13,260)
Seres Therapeutics, Inc. (a)	15,300	(12,714)
SIGA Technologies, Inc.	200	(1,202)
SNDL, Inc. (a)	34,440	(61,648)
Soleno Therapeutics, Inc. (a)	4,100	(184,295)
Sotera Health Co. (a)	1,600	(21,888)
SpringWorks Therapeutics, Inc. (a)	900	(32,517)
Spyre Therapeutics, Inc. (a)	148	(3,445)
Standard BioTools, Inc. (a)	2,000	(3,500)
Structure Therapeutics, Inc., ADR (a)	8,700	(235,944)
Summit Therapeutics, Inc. (a)	74,600	(1,331,237)
T2 Biosystems, Inc. (a)	4,945	(2,077)
Taysha Gene Therapies, Inc. (a)	7,200	(12,456)
Terns Pharmaceuticals, Inc. (a)	300	(1,662)
Tilray Brands, Inc. (a)	307,022	(408,339)
Tonix Pharmaceuticals Holding Corp. (a)	63,500	(20,942)
Tourmaline Bio, Inc. (a)	30	(608)
TransCode Therapeutics, Inc. (a)	178	(600)
Vaxcyte, Inc. (a)	10,700	(875,902)
Veracyte, Inc. (a)	6,400	(253,440)
Vertex Pharmaceuticals, Inc. (a)	100	(40,270)
Viatris, Inc.	3,300	(41,085)
Viking Therapeutics, Inc. (a)	32,000	(1,287,680)
Voyager Therapeutics, Inc. (a)	4,100	(23,247)
vTv Therapeutics, Inc. (a)	30	(409)
X4 Pharmaceuticals, Inc. (a)	38,300	(28,097)
Xeris Biopharma Holdings, Inc. (a)	36	(122)
Zevra Therapeutics, Inc. (a)	7,000	(58,380)
Zymeworks, Inc. (a)	5,000	(73,200)

		(15,895,306)

Real Estate — (0.9)%
Agree Realty Corp. (b)	3,830	(269,824)
American Homes 4 Rent, Class A	100	(3,742)
Americold Realty Trust, Inc.	6,700	(143,380)
Apple Hospitality REIT, Inc.	7,400	(113,590)
Ashford Hospitality Trust, Inc. (a)	1,020	(7,334)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Braemar Hotels & Resorts, Inc.	4,000	$(12,000)
BXP, Inc.	5,500	(408,980)
Curbline Properties Corp.	100	(2,322)
DiamondRock Hospitality Co.	700	(6,321)
Digital Realty Trust, Inc. (b)	12,000	(2,127,960)
Douglas Emmett, Inc.	100	(1,856)
Equity Residential	200	(14,352)
Essential Properties Realty Trust, Inc. (b)	139	(4,348)
Extra Space Storage, Inc.	12,600	(1,884,960)
Gaming and Leisure Properties, Inc. (b)	5,449	(262,424)
Global Net Lease, Inc.	6	(44)
Healthcare Realty Trust, Inc.	100	(1,695)
Healthpeak Properties, Inc. (b)	16,940	(343,374)
Host Hotels & Resorts, Inc. (b)	164,586	(2,883,547)
Innovative Industrial Properties, Inc.	3,000	(199,920)
Iron Mountain, Inc.	10,300	(1,082,633)
JBG SMITH Properties	2,200	(33,814)
Kimco Realty Corp.	1,500	(35,145)
Kite Realty Group Trust	7,500	(189,300)
Lineage, Inc.	100	(5,857)
Macerich Co.	8,600	(171,312)
Medical Properties Trust, Inc.	5,700	(22,515)
National Storage Affiliates Trust	500	(18,955)
NexPoint Diversified Real Estate Trust	331	(2,019)
NNN REIT, Inc. (b)	7,601	(310,501)
Omega Healthcare Investors, Inc. (b)	1,672	(63,285)
Outfront Media, Inc.	31,453	(557,976)
Park Hotels & Resorts, Inc. (b)	7,651	(107,650)
Peakstone Realty Trust	1,700	(18,819)
Phillips Edison & Co., Inc.	4,400	(164,824)
PotlatchDeltic Corp.	321	(12,599)
Prologis, Inc.	8,200	(866,740)
Public Storage	6,400	(1,916,416)
Realty Income Corp. (b)	72,673	(3,881,465)
Regency Centers Corp.	6,200	(458,366)
Retail Opportunity Investments Corp.	1,400	(24,304)
Rexford Industrial Realty, Inc.	1,400	(54,124)
Sabra Health Care REIT, Inc. (b)	6,335	(109,722)
SBA Communications Corp. (b)	100	(20,380)
Simon Property Group, Inc.	1,500	(258,315)
SL Green Realty Corp.	8,351	(567,200)
Sunstone Hotel Investors, Inc.	21,300	(252,192)
UDR, Inc.	100	(4,341)
UMH Properties, Inc.	100	(1,888)
Urban Edge Properties	10,700	(230,050)
Ventas, Inc. (b)	10,929	(643,609)
VICI Properties, Inc. (b)	146,794	(4,287,853)
Vornado Realty Trust	20,900	(878,636)
Welltower, Inc. (b)	39,953	(5,035,277)
Weyerhaeuser Co.	46,200	(1,300,530)
WP Carey, Inc. (b)	10,540	(574,219)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc.	300	$(4,458)

		(32,859,262)

Real Estate Management & Development — (0.1)%
Altisource Portfolio Solutions SA (a)	1,400	(920)
CBRE Group, Inc. (a)	10,000	(1,312,900)
Colliers International Group, Inc.	800	(108,776)
CoStar Group, Inc. (a)	4,300	(307,837)
Cushman & Wakefield PLC (a)	1,300	(17,004)
Jones Lang LaSalle, Inc. (a)	1,500	(379,710)
Kennedy-Wilson Holdings, Inc.	9,000	(89,910)
La Rosa Holdings Corp. (a)	100	(84)
LuxUrban Hotels, Inc. (a)	600	(563)
Safe & Green Development Corp. (a)	5	(13)

		(2,217,717)

Retailing — (0.6)%
Abercrombie & Fitch Co. (a)	7,700	(1,150,919)
Arhaus, Inc.	700	(6,580)
Asbury Automotive Group, Inc. (a)	900	(218,727)
BARK, Inc. (a)	5,500	(10,120)
Barnes & Noble Education, Inc. (a)	35	(351)
Bath & Body Works, Inc.	9,000	(348,930)
Best Buy Co., Inc.	18,900	(1,621,620)
Boot Barn Holdings, Inc. (a)	5,900	(895,738)
Burlington Stores, Inc. (a)	6,300	(1,795,878)
Caleres, Inc.	100	(2,316)
Chewy, Inc. (a)	700	(23,443)
ContextLogic, Inc. (a)	100	(703)
Dick’s Sporting Goods, Inc.	5,700	(1,304,388)
eBay, Inc.	11,700	(724,815)
Express, Inc. (a)	0	(3)
Five Below, Inc. (a)	600	(62,976)
Genuine Parts Co.	3,000	(350,280)
GrowGeneration Corp. (a)	100	(169)
Leslie’s, Inc. (a)	14,700	(32,781)
Lithia Motors, Inc.	1,800	(643,374)
LKQ Corp.	4,500	(165,375)
Lowe’s Cos., Inc. (b)	7,012	(1,730,562)
Macy’s, Inc.	2,900	(49,097)
National Vision Holdings, Inc. (a)	200	(2,084)
Newegg Commerce, Inc. (a)	200	(79)
Nxu, Inc. (a)	5,364	(5,686)
OneWater Marine, Inc. (a)	900	(15,642)
Pool Corp.	2,600	(886,444)
Ross Stores, Inc. (b)	4,000	(605,080)
RumbleON, Inc. (a)	1,349	(7,325)
Signet Jewelers Ltd.	14,700	(1,186,437)
Tilly’s, Inc. (a)	200	(850)
TJX Cos., Inc.	5,100	(616,131)
Tractor Supply Co.	52,300	(2,775,038)
Ulta Beauty, Inc. (a)	4,400	(1,913,692)
Valvoline, Inc. (a)	1,500	(54,270)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Victoria’s Secret & Co. (a)	3,600	$(149,112)
Williams-Sonoma, Inc. (b)	4,891	(905,715)

		(20,262,730)

Semiconductors & Semiconductor Equipment — (0.7)%
ACM Research, Inc. (a)	2,600	(39,260)
Advanced Micro Devices, Inc. (a),(b)	49,600	(5,991,184)
Aehr Test Systems (a)	2,500	(41,575)
ARM Holdings PLC, ADR (a)	22,000	(2,713,920)
Atomera, Inc. (a)	600	(6,960)
Axcelis Technologies, Inc. (a)	500	(34,935)
Canadian Solar, Inc. (a)	21,900	(243,528)
Enphase Energy, Inc. (a),(b)	1,125	(77,265)
Entegris, Inc.	2,200	(217,932)
First Solar, Inc. (a)	36,300	(6,397,512)
GCT Semiconductor Holding, Inc. (a)	2,900	(6,757)
Monolithic Power Systems, Inc. (b)	1,618	(957,371)
Navitas Semiconductor Corp. (a)	20,000	(71,400)
ON Semiconductor Corp. (a),(b)	19,400	(1,223,170)
Onto Innovation, Inc. (a)	100	(16,667)
Rigetti Computing, Inc. (a)	95,200	(1,452,752)
SkyWater Technology, Inc. (a)	500	(6,900)
Texas Instruments, Inc. (b)	21,179	(3,971,274)
Universal Display Corp.	200	(29,240)

		(23,499,602)

Software & Services — (1.3)%
Adeia, Inc.	1,500	(20,970)
Airship AI Holdings, Inc. (a)	9,260	(57,968)
ANSYS, Inc. (a)	3,200	(1,079,456)
Appfolio, Inc. (a)	100	(24,672)
Applied Digital Corp. (a)	62,000	(473,680)
Aspen Technology, Inc. (a)	7,300	(1,822,299)
Aurora Innovation, Inc. (a)	49,500	(311,850)
BigBear.ai Holdings, Inc. (a)	42,907	(190,936)
Bio-key International, Inc. (a)	9	(15)
Bit Digital, Inc. (a)	52,100	(152,653)
Bitdeer Technologies Group (a)	10,600	(229,702)
Bitfarms Ltd. (a)	79,800	(118,902)
Braze, Inc. (a)	5,300	(221,964)
Cadence Design Systems, Inc. (a)	6,900	(2,073,174)
CCC Intelligent Solutions Holdings, Inc. (a)	900	(10,557)
CGI, Inc.	400	(43,728)
Cleanspark, Inc. (a)	99,400	(915,474)
Cognizant Technology Solutions Corp.	14,900	(1,145,810)
Confluent, Inc. (a)	1,200	(33,552)
Consensus Cloud Solutions, Inc. (a)	400	(9,544)
CXApp, Inc. (a)	1,700	(3,094)
Digimarc Corp. (a)	100	(3,745)
DigitalOcean Holdings, Inc. (a)	200	(6,814)
Domo, Inc. (a)	1,000	(7,080)
D-Wave Quantum, Inc. (a)	76,600	(643,440)
DXC Technology Co. (a)	1,400	(27,972)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
E2open Parent Holdings, Inc. (a)	14,800	$(39,368)
EverCommerce, Inc. (a)	1,100	(12,111)
Gen Digital, Inc.	300	(8,214)
Globant SA (a)	6,800	(1,458,056)
GoDaddy, Inc. (a)	1,600	(315,792)
Greenidge Generation Holdings, Inc. (a)	2,530	(3,922)
HashiCorp, Inc. (a)	54,900	(1,878,129)
Hive Digital Technologies Ltd. (a)	100	(285)
HUT 8 Corp. (a)	26,600	(545,034)
International Business Machines Corp. (b)	17	(3,737)
Kyndryl Holdings, Inc. (a)	4,500	(155,700)
Lightspeed Commerce, Inc. (a)	11,300	(172,099)
MARA Holdings, Inc. (a)	115,311	(1,933,765)
Marin Software, Inc. (a)	33	(73)
Matterport, Inc. (a)	8,700	(41,238)
MeridianLink, Inc. (a)	400	(8,260)
MicroAlgo, Inc. (a)	3,302	(12,416)
MicroCloud Hologram, Inc. (a)	6,890	(33,968)
MicroStrategy, Inc. (a)	8,600	(2,490,732)
nCino, Inc. (a)	400	(13,432)
NextNav, Inc. (a)	3,600	(56,016)
Onestream, Inc. (a)	300	(8,556)
Open Text Corp.	600	(16,992)
Oracle Corp.	42,900	(7,148,856)
Palantir Technologies, Inc. (a),(b)	2,796	(211,461)
Pegasystems, Inc.	2,100	(195,720)
Phunware, Inc. (a)	6,752	(35,110)
Procore Technologies, Inc. (a)	17,200	(1,288,796)
Quantum Computing, Inc. (a)	31,574	(522,550)
QXO, Inc.	25	(398)
Rekor Systems, Inc. (a)	31,700	(49,452)
Riot Platforms, Inc. (a)	86,400	(882,144)
Roper Technologies, Inc.	3,200	(1,663,520)
ServiceNow, Inc. (a)	3,600	(3,816,432)
Shopify, Inc. (a)	60,619	(6,445,618)
Silvaco Group, Inc. (a)	400	(3,232)
Smartsheet, Inc. (a)	8,600	(481,858)
SoundHound AI, Inc., Class A (a)	105,500	(2,093,120)
Sphere 3D Corp. (a)	314	(296)
Stronghold Digital Mining, Inc., Class A (a)	4,900	(17,150)
Synopsys, Inc. (a)	2,600	(1,261,936)
Terawulf, Inc. (a)	52,700	(298,282)
Unity Software, Inc. (a)	34,100	(766,227)
Workday, Inc. (a)	2,300	(593,469)
XTI Aerospace, Inc. (a)	1	0

		(46,612,573)

Technology Hardware & Equipment — (0.4)%
908 Devices, Inc. (a)	900	(1,980)
Amphenol Corp., Class A	7,400	(513,930)
Arlo Technologies, Inc. (a)	800	(8,952)
Belden, Inc.	300	(33,783)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
Celestica, Inc. (a)	4,500	$(415,350)
Clearfield, Inc. (a)	1,800	(55,800)
Coherent Corp. (a)	18,000	(1,705,140)
Daktronics, Inc. (a)	100	(1,686)
Dell Technologies, Inc.	37,200	(4,286,928)
Evolv Technologies Holdings, Inc. (a)	400	(1,580)
F5, Inc. (a)	200	(50,294)
Flex Ltd. (a)	27,600	(1,059,564)
Harmonic, Inc. (a)	8,700	(115,101)
Hewlett Packard Enterprise Co.	7,100	(151,585)
HP, Inc.	6,900	(225,147)
IonQ, Inc. (a)	11,700	(488,709)
Knowles Corp. (a)	400	(7,972)
Lightwave Logic, Inc. (a)	7,900	(16,590)
Luna Innovations, Inc. (a)	1,000	(2,160)
Mirion Technologies, Inc. (a)	22,900	(399,605)
Neonode, Inc. (a)	1,100	(9,053)
Novanta, Inc. (a)	1,100	(168,047)
Ondas Holdings, Inc. (a)	6,800	(17,408)
Ouster, Inc. (a)	10,070	(123,055)
Powerfleet, Inc. NJ (a)	2,400	(15,984)
Pure Storage, Inc. (a)	400	(24,572)
Quantum Corp. (a)	1,600	(86,272)
Red Cat Holdings, Inc. (a)	27,200	(349,520)
ScanSource, Inc. (a)	100	(4,745)
Seagate Technology Holdings PLC	3,000	(258,930)
SmartRent, Inc. (a)	2,600	(4,550)
Super Micro Computer, Inc. (a)	199,000	(6,065,520)
Syntec Optics Holdings, Inc. (a)	9	(23)
Turtle Beach Corp. (a)	1,800	(31,158)
Ubiquiti, Inc.	600	(199,158)
Vontier Corp.	600	(21,882)

		(16,921,733)

Telecommunication Services — (0.2)%
AST SpaceMobile, Inc. (a)	38,100	(803,910)
AT&T, Inc.	115,800	(2,636,766)
Cogent Communications Holdings, Inc.	900	(69,363)
Frontier Communications Parent, Inc. (a)	8,500	(294,950)
Iridium Communications, Inc.	200	(5,804)
Liberty Latin America Ltd. (a)	10,500	(66,570)
Rogers Communications, Inc.	200	(6,146)
Shenandoah Telecommunications Co.	1,100	(13,871)
Telephone & Data Systems, Inc.	14,000	(477,540)
U.S. Cellular Corp. (a)	1,700	(106,624)
Verizon Communications, Inc.	40,600	(1,623,594)

		(6,105,138)

Transportation — (0.3)%
Alaska Air Group, Inc. (a)	3,200	(207,200)
Allegiant Travel Co.	4,200	(395,304)
Blade Air Mobility, Inc. (a)	6,100	(25,925)
Canadian Pacific Kansas City Ltd.	45,930	(3,323,954)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares	Value
FedEx Corp.	100	$(28,133)
Freight Technologies, Inc. (a)	1	(2)
GXO Logistics, Inc. (a)	200	(8,700)
Hertz Global Holdings, Inc. (a)	28,700	(105,042)
Joby Aviation, Inc. (a)	174,100	(1,415,433)
Landstar System, Inc.	100	(17,186)
Saia, Inc. (a)	600	(273,438)
SkyWest, Inc. (a)	700	(70,091)
Southwest Airlines Co.	9,700	(326,114)
Surf Air Mobility, Inc. (a)	5,271	(28,411)
United Airlines Holdings, Inc. (a)	47,100	(4,573,410)
Wheels Up Experience, Inc. (a)	3,010	(4,967)

		(10,803,310)

Utilities — 0.0%
Altus Power, Inc. (a)	4,400	(17,908)
Ameren Corp.	200	(17,828)
Brookfield Infrastructure Corp.	11,900	(476,119)
Brookfield Renewable Corp.	20,000	(553,200)
Cadiz, Inc. (a)	3,946	(20,519)
CenterPoint Energy, Inc.	100	(3,173)
Clearway Energy, Inc.	500	(13,000)
Consolidated Edison, Inc. (b)	489	(43,633)
Dominion Energy, Inc. (b)	585	(31,508)
DTE Energy Co. (b)	431	(52,043)
Edison International (b)	616	(49,181)
Entergy Corp. (b)	862	(65,357)
Essential Utilities, Inc.	200	(7,264)
Eversource Energy (b)	892	(51,228)
Montauk Renewables, Inc. (a)	900	(3,582)
NiSource, Inc.	700	(25,732)
Oklo, Inc. (a)	41,300	(876,799)
PPL Corp.	6,000	(194,760)
Public Service Enterprise Group, Inc. (b)	1,052	(88,883)
Sempra (b)	599	(52,544)
Southwest Gas Holdings, Inc.	3,400	(240,414)
Sunnova Energy International, Inc. (a),(b)	18,128	(62,179)
UGI Corp.	4,000	(112,920)
WEC Energy Group, Inc. (b)	431	(40,531)
Xcel Energy, Inc. (b)	778	(52,531)

		(3,152,836)

Total North America		(519,487,814)

Oceania — 0.0%
Materials — 0.0%
BHP Group Ltd., ADR	20,900	(1,020,547)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	(33)

Software & Services — 0.0%
IREN Ltd. (a)	19,800	(194,436)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Shares		Value
Mawson Infrastructure Group, Inc. (a)	66		$(55)

			(194,491)

Total Oceania			(1,215,071)

South America — 0.0%
Banks — 0.0%
Grupo Supervielle SA, ADR (a)	900		(13,599)
Itau Unibanco Holding SA, ADR (a)	40,900		(202,864)

			(216,463)

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc.	37		(269)

Diversified Financials — 0.0%
Pagseguro Digital Ltd., Class A (a)	5,500		(34,430)
StoneCo Ltd. (a)	28,500		(227,145)
XP, Inc.	6,900		(81,765)

			(343,340)

Energy — 0.0%
Petroleo Brasileiro SA, ADR	20,800		(267,488)

Materials — 0.0%
Arcadium Lithium PLC (a)	154,600		(793,098)
Bioceres Crop Solutions Corp. (a)	1,100		(6,688)
ERO Copper Corp. (a)	1,500		(20,220)
Sigma Lithium Corp. (a)	23,300		(261,426)
Sociedad Quimica y Minera de Chile SA, ADR	14,300		(519,948)
Vale SA, ADR	44,400		(393,828)

			(1,995,208)

Software & Services — 0.0%
CI&T, Inc., Class A (a)	100		(607)

Total South America			(2,823,375)

TOTAL COMMON STOCK (PROCEEDS $548,762,348)			(573,589,483)

	Principal Amount
CORPORATE BONDS AND NOTES — (0.5)%
Africa — 0.0%
Multi-National — 0.0%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33 (b),(c)	1,302,000	EUR	(1,124,813)
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (b),(c)	$726,000		(655,476)

			(1,780,289)

Total Africa			(1,780,289)

North America — (0.1)%
REITS — (0.1)%
Trust Fibra Uno, 7.38%, 02/13/34 (b),(c)	2,054,000		(2,049,351)

Telecommunications — 0.0%
America Movil SAB de CV, 6.38%, 03/01/35 (b)	794,000		(837,355)

Total North America			(2,886,706)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
South America — (0.4)%
Iron/Steel — (0.2)%
Vale Overseas Ltd., 6.13%, 06/12/33 (b)	$2,342,000	$(2,371,408)
Vale Overseas Ltd., 6.88%, 11/10/39 (b)	2,159,000	(2,290,945)

		(4,662,353)

Mining — (0.2)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(c)	8,070,000	(8,222,146)

Total South America		(12,884,499)

TOTAL CORPORATE BONDS AND NOTES (PROCEEDS $17,589,205)		(17,551,494)

	Shares
EXCHANGE-TRADED FUNDS — (0.6)%
Energy Select Sector SPDR Fund (b)	15,080	(1,291,753)
Industrial Select Sector SPDR Fund (b)	3,898	(513,600)
Invesco QQQ Trust	21,700	(11,093,691)
iShares Expanded Tech-Software Sector ETF (a)	10,952	(1,096,514)
Materials Select Sector SPDR Fund (b)	6,554	(551,454)
SPDR S&P 500 ETF Trust	15,975	(9,362,628)
Vanguard Real Estate ETF (b)	1,621	(144,399)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $24,308,772)		(24,054,039)

	Principal Amount
MORTGAGE BACKED SECURITIES — (8.4)%
North America — (8.4)%
U.S. Government Sponsored Agency Securities — (8.4)%
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 5.50%, 02/12/72 (m)	$231,000,000	(227,733,429)
TBA, 30 Year Maturity, 5.00%, 01/12/72 (b),(m)	84,100,000	(81,146,660)

Total North America		(308,880,089)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $311,695,571)		(308,880,089)

SOVEREIGN DEBT — (1.3)%
Bahrain Government International Bonds,
5.45%, 09/16/32 (b),(c)	4,035,000	(3,693,704)
5.88%, 06/05/32 (b),(c)	2,017,000	(1,996,784)
Dominican Republic International Bonds,
6.40%, 06/05/49 (b),(c)	3,166,000	(2,974,457)
GBP Senior Term Loan, 5.88%, 01/30/60 (b),(c)	686,000	(579,670)
Ivory Coast Government International Bonds, 7.63%, 01/30/33 (b),(c)	2,800,000	(2,737,000)
Mexico Government International Bonds,
6.00%, 05/07/36 (b)	4,039,000	(3,800,829)
6.34%, 05/04/53 (b)	4,194,000	(3,731,887)
6.35%, 02/09/35 (b)	6,058,000	(5,917,143)
6.40%, 05/07/54 (b)	9,424,000	(8,439,063)
Nigeria Government International Bonds, 9.25%, 01/21/49 (b),(c)	5,465,000	(4,944,732)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Republic of Kenya Government International Bonds,
7.25%, 02/28/28 (b),(c)	$2,014,000	$(1,918,335)
8.25%, 02/28/48 (b),(c)	1,045,000	(859,262)
Turkey Government International Bonds, 7.38%, 02/05/25 (b)	1,553,000	(1,554,856)

TOTAL SOVEREIGN DEBT (PROCEEDS $45,025,515)		(43,147,722)

U.S. TREASURY OBLIGATIONS — (0.1)%
U.S. Treasury Notes
1.88%,07/15/34	1,408,372	(1,364,706)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $1,440,090)		(1,364,706)

	Shares
WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(d)	1,340	0
Salarius Pharmaceuticals, Inc. (a),(d)	1,000	0
Pulse Biosciences, Inc. (a),(d)	68	0
Pulse Biosciences, Inc. (a),(d)	68	0

TOTAL WARRANTS (PROCEEDS $0)		0

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(d)	92	(29)
Catalyst Biosciences, Inc. (a),(d)	4,600	0
Sesen Bio (a),(d)	25,568	0
Novusterra, Inc. (a),(d)	383	0

TOTAL RIGHTS (PROCEEDS $541)		(29)

TOTAL SECURITIES SOLD SHORT — (26.4)% (PROCEEDS $948,822,042)		$(968,587,562)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(d)	Security is valued using significant unobservable inputs.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2024.

(g)	Non-interest bearing bond.
(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2024. Maturity date presented is the ultimate maturity.
(i)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(j)	All or a portion of the security represents an unsettled loan commitment at December 31, 2024 where the rate will be determined at time of settlement.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

(l)	Security is perpetual in nature and has no stated maturity.
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd. and Kirkoswald Global Ltd., 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $376,152,613 and represents 10.3% of Net Assets.

(o)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(p)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2024

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	35.00 USD	12/15/25	(295)	(10,325)	$(1,403,958)	$(1,548,160)	$(144,202)
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	50.00 USD	12/15/25	(225)	(11,250)	(319,315)	(217,575)	101,740
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	60.00 USD	12/15/25	(1,150)	(69,000)	(567,157)	(377,200)	189,957
CBOE SPX VOLATILITY INDX JAN 25	35.00 USD	01/22/25	(1)	(35)	(129)	(41)	88
CRUDE OIL FUT JUN 25	105.00 USD	05/15/25	(125)	(13,125)	(37,054)	(36,250)	804
CRUDE OIL FUT MAR 25	90.00 USD	02/14/25	(50)	(4,500)	(18,911)	(8,500)	10,411
CRUDE OIL FUT MAR 25	105.00 USD	02/14/25	(205)	(21,525)	(36,291)	(16,400)	19,891
DJ EURO STOXX 50 JAN 25	5,125.00 EUR	01/17/25	(1,559)	(7,989,875)	(549,893)	(30,683)	519,210
ISHARES IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF	107.00 USD	01/31/25	(531)	(56,817)	(72,731)	(132,750)	(60,019)
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(50)	(400)	(85,500)	(13,150)	72,350
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(50)	(400)	(85,500)	(27,200)	58,300
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(50)	(400)	(85,500)	(85,100)	400
NAT GAS EURO OPT FEB 25	3.65 USD	01/28/25	(100)	(365)	(164,708)	(318,000)	(153,292)
NAT GAS EURO OPT FEB 25	5.00 USD	01/28/25	(20)	(100)	(5,794)	(15,640)	(9,846)
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(50)	(400)	(85,500)	(113,050)	(27,550)
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(50)	(400)	(85,500)	(92,550)	(7,050)
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(50)	(400)	(85,500)	(23,750)	61,750
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(50)	(400)	(85,500)	(18,050)	67,450
NAT GAS EURO OPT MAR 25	5.00 USD	03/01/25	(30)	(150)	(13,922)	(8,040)	5,882
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(50)	(400)	(85,500)	(61,900)	23,600
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(50)	(400)	(85,500)	(14,200)	71,300
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(50)	(400)	(85,500)	(53,850)	31,650
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(50)	(400)	(85,500)	(33,700)	51,800
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(50)	(400)	(85,500)	(28,450)	57,050
SILVER MAR25	35.50 USD	02/25/25	(48)	(1,704)	(146,267)	(25,680)	120,587
SILVER MAR25	50.00 USD	02/25/25	(102)	(5,100)	(161,263)	(7,650)	153,613
SOYBEAN OIL DEC 25	70.00 USD	11/21/25	(160)	(11,200)	(48,853)	(55,200)	(6,347)

					$(4,572,246)	$(3,362,719)	$1,209,527

Exchange-Traded Put Options Written
BRENT CRUDE MAR25	55.00 USD	01/28/25	(150)	(8,250)	(94,200)	(9,000)	85,200
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	35.00 USD	12/15/25	(1,445)	(50,575)	(6,447,715)	(5,690,410)	757,305
CRUDE OIL FUT MAR 25	50.00 USD	02/14/25	(10)	(500)	(682)	(800)	(118)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT MAR 25	65.00 USD	02/14/25	(25)	(1,625)	$(31,456)	$(18,250)	$13,206
DJ EURO STOXX 50 JAN 25	4,450.00 EUR	01/17/25	(417)	(1,855,650)	(198,850)	(20,302)	178,548
DJ EURO STOXX 50 JAN 25	4,700.00 EUR	01/17/25	(1,276)	(5,997,200)	(243,699)	(214,123)	29,576
DJ EURO STOXX 50 JAN 25	4,775.00 EUR	01/17/25	(501)	(2,392,275)	(379,654)	(151,536)	228,118
DJ EURO STOXX 50 JAN 25	4,800.00 EUR	01/17/25	(94)	(451,200)	(30,594)	(34,566)	(3,972)
DJ EURO STOXX 50 JAN 25	4,825.00 EUR	01/17/25	(1,702)	(8,212,150)	(591,342)	(758,097)	(166,755)
FTSE 100 INDEX	8,200.00 GBP	01/17/25	(468)	(3,837,600)	(254,010)	(424,770)	(170,760)
S&P 500 INDEX	5,200.00 USD	12/31/24	(1,264)	(6,572,800)	(5,007,929)	(6,320)	5,001,609
S&P 500 INDEX	5,450.00 USD	01/17/25	(8)	(43,600)	(17,200)	(3,600)	13,600
S&P 500 INDEX	5,480.00 USD	01/31/25	(2,214)	(12,132,720)	(3,447,969)	(3,303,288)	144,681
SGX IRON ORE APR 25	85.00 USD	04/30/25	(104)	(8,840)	(28,626)	(10,400)	18,226
SGX IRON ORE FEB 25	85.00 USD	02/28/25	(104)	(8,840)	(28,626)	(1,456)	27,170
SGX IRON ORE JAN 25	85.00 USD	01/31/25	(104)	(8,840)	(28,626)	(104)	28,522
SGX IRON ORE JUN 25	85.00 USD	06/30/25	(104)	(8,840)	(28,626)	(20,800)	7,826
SGX IRON ORE MAR 25	85.00 USD	03/28/25	(104)	(8,840)	(28,626)	(5,512)	23,114
SGX IRON ORE MAY 25	85.00 USD	05/30/25	(104)	(8,840)	(28,626)	(15,392)	13,234
SILVER MAR25	30.00 USD	02/25/25	(102)	(3,060)	(368,763)	(803,760)	(434,997)

					$(17,285,819)	$(11,492,486)	$5,793,333

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options Written
ITRX EUR S42 CREDIT SWAPTION PUT 90 3/19/2025	Goldman Sachs International	90.00 EUR	03/19/25	(23,200,000)	(2,088,000,000)	$(17,072)	$(14,007)	$3,065
USD CAD FX OPTION CALL 1.436 1/22/25	Citibank N.A.	1.44 USD	01/22/25	(93,610,000)	(134,423,960)	(709,330)	(616,122)	93,208
USD ZAR FX OPTION CALL 18.21 1/17/25	JPMorgan Chase Bank, N.A.	18.21 USD	01/17/25	(21,275,000)	(387,417,750)	(358,549)	(796,970)	(438,421)
XAG USD FX OPTION CALL 40 3/18/25	J.P. Morgan Securities LLC	40.00 USD	03/18/25	(125,000)	(5,000,000)	(137,500)	(5,718)	131,782
XAG USD FX OPTION CALL 45 12/29/25	J.P. Morgan Securities LLC	45.00 USD	12/29/25	(200,000)	(9,000,000)	(240,000)	(117,015)	122,985
XAG USD FX OPTION CALL 45 6/18/25	J.P. Morgan Securities LLC	45.00 USD	06/18/25	(100,000)	(4,500,000)	(73,000)	(13,429)	59,571

						$(1,535,451)	$(1,563,261)	$(27,810)

OTC Put Options Written
ITRX EUR S42 SWAPTION PUT 95 3/19/2025	Goldman Sachs International	95.00 EUR	03/19/25	(60,100,000)	(5,709,500,000)	(44,216)	(31,179)	13,037
USD CAD FX OPTION PUT 1.436 1/22/25	Citibank N.A.	1.44 USD	01/22/25	(93,610,000)	(134,423,960)	(709,330)	(585,072)	124,258
USD ZAR FX OPTION PUT 18.21 1/17/25	JPMorgan Chase Bank, N.A.	18.21 USD	01/17/25	(21,275,000)	(387,417,750)	(341,717)	(14,879)	326,838

						$(1,095,263)	$(631,130)	$464,133

Total Options Written Outstanding						$(24,488,779)	$(17,049,596)	$7,439,183

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Future Contracts Outstanding at December 31, 2024

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	372	EUREX	44,203,267 EUR	03/06/25	$(372,230)
3 Month Eurodollar	1,136	LIFFE	277,862,627 EUR	03/17/25	(320,520)
3 Month Eurodollar	378	LIFFE	92,783,299 EUR	09/15/25	(115,885)
3 Month Eurodollar	82	LIFFE	20,142,850 EUR	12/15/25	(34,572)
3 Month Eurodollar	88	LIFFE	21,581,983 EUR	03/16/26	(5,680)
3 Month Eurodollar	627	LIFFE	153,817,525 EUR	06/15/26	(169,193)
3 Month Eurodollar	450	LIFFE	110,301,780 EUR	09/14/26	(82,770)
3 Month Eurodollar	116	LIFFE	28,405,500 EUR	12/14/26	(4,506)
3 Month SOFR	383	CME	91,797,037 USD	06/18/25	(44,600)
3 Month SOFR	177	CME	42,534,760 USD	03/18/26	(30,422)
3 Month SOFR	266	CME	63,986,525 USD	06/17/26	(103,300)
3 Month SOFR	143	CME	34,324,397 USD	09/16/26	17,053
3 Month SOFR	278	CME	66,831,097 USD	03/17/27	(86,772)
Australian 10-Year Bond	648	SFE	74,159,310 AUD	03/17/25	(628,913)
Australian Dollar Currency	58	CME	3,676,245 USD	03/17/25	(86,045)
Brent Crude	100	ICE	54,500 USD	01/28/25	(49,500)
Brent Crude	793	ICE	697,840 USD	01/28/25	(547,170)
Brent Crude	239	ICE	17,484,601 USD	01/31/25	354,359
Brent Crude	305	ICE	631,000 USD	04/25/25	9,500
Brent Crude	287	ICE	401,800 USD	04/25/25	(154,980)
Brent Crude	50	ICE	47,500 USD	04/25/25	(22,500)
Brent Crude	54	NYMEX	3,894,120 USD	04/30/25	78,120
Brent Crude	23	ICE	1,660,122 USD	04/30/25	31,758
Brent Crude	10	ICE	5,500 USD	05/01/25	(1,030)
Brent Crude	6	ICE	435,320 USD	05/30/25	4,180
Brent Crude	10	ICE	5,500 USD	06/02/25	(380)
Brent Crude	29	ICE	2,086,006 USD	06/30/25	29,254
Brent Crude	10	ICE	5,500 USD	07/01/25	150
Brent Crude	4	ICE	307,180 USD	10/31/25	(19,940)
British Pound Currency	88	GBX	6,965,200 USD	03/17/25	(88,550)
CAC40 Index	88	MAT	6,493,595 EUR	01/17/25	4,936
California Carbon Allowance Vintage DEC25	2,777	ICE	101,000,478 USD	12/24/25	(167,608)
Canadian 10-Year Bond	523	MOE	64,998,420 CAD	03/20/25	(607,597)
Cattle	872	CME	66,902,979 USD	04/30/25	860,141
CBOE Volatility Index	204	CBOE	3,849,844 USD	04/16/25	(116,644)
CBOE Volatility Index	63	CBOE	1,159,700 USD	06/18/25	13,675
Cocoa	83	NYBOT	9,382,320 USD	05/14/25	(219,120)
Coffee ‘C’	31	NYBOT	3,202,650 USD	03/19/25	514,444
Coffee ‘C’	281	NYBOT	33,572,550 USD	05/19/25	(395,231)
Copper	23	COMEX	2,474,918 USD	05/28/25	(140,706)
Copper	41	LME	10,443,250 USD	06/18/25	(1,381,738)
Copper	10	LME	2,327,363 USD	12/17/25	(79,738)
Corn	195	CBT	4,361,175 USD	03/14/25	109,200
Corn	645	CBT	14,844,333 USD	05/14/25	176,104
Cotton No.2	684	NYBOT	24,197,856 USD	03/07/25	(805,056)
DAX Index	24	EUREX	12,310,795 EUR	03/21/25	(289,618)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
DJIA mini E-CBOT	62	CBT	13,722,770 USD	03/21/25	$(432,140)
Dominion Sp	84	ICE	177,100 USD	02/01/25	82,075
Dominion Sp	93	ICE	196,075 USD	03/01/25	108,306
Dominion Sp	31	ICE	62,000 USD	12/01/25	(9,688)
Emerging Markets Index	65	NYSE	3,603,710 USD	03/21/25	(113,860)
E-Mini Russell Index	69	ICE	8,252,918 USD	03/21/25	(491,108)
E-Mini S&P 500 Index	163	CME	49,916,850 USD	03/21/25	(1,540,488)
E-Mini S&P Mid Cap 400 Index	2	CME	663,368 USD	03/21/25	(34,028)
Euro Stoxx 50	104	EUREX	5,176,940 EUR	03/21/25	(104,310)
Euro-BTP	680	EUREX	73,346,330 EUR	03/06/25	(311,511)
Euro-BTP	188	EUREX	23,043,932 EUR	03/06/25	(505,176)
Euro-Bund	170	EUREX	22,906,102 EUR	03/06/25	(229,236)
Euro-Buxl	21	EUREX	2,920,729 EUR	03/06/25	(139,269)
Euro-Schatz	1,111	EUREX	119,138,529 EUR	03/06/25	(288,167)
FTSE 100 Index	77	LIFFE	6,346,715 GBP	03/21/25	(59,753)
FTSE China A50 Index	23	SING	310,523 USD	01/24/25	(828)
FTSE/MIB Index	35	MIL	6,077,255 EUR	03/21/25	(77,435)
Gas Oil	287	ICE	19,229,221 USD	02/12/25	624,004
Gas Oil	95	ICE	6,378,370 USD	04/10/25	107,755
Gas Oil	77	ICE	5,115,003 USD	05/12/25	109,447
Gasoline RBOB	187	NYMEX	15,513,858 USD	01/31/25	266,398
Gasoline RBOB	15	NYMEX	1,208,819 USD	12/30/25	(23,978)
Globex Natural Gas	14	NYMEX	469,700 USD	01/28/25	38,920
Globex Natural Gas	6	NYMEX	177,060 USD	02/25/25	8,820
Gold	215	COMEX	57,562,520 USD	02/26/25	(781,020)
Heating Oil	113	NYMEX	10,755,500 USD	01/31/25	238,134
Heating Oil	2	NYMEX	186,480 USD	02/28/25	6,250
Henry Hub	713	ICE	6,577,903 USD	01/01/26	1,721,417
Henry Hub	644	ICE	5,941,331 USD	02/01/26	1,050,898
Henry Hub	713	ICE	6,577,903 USD	03/01/26	154,600
Henry Hub	690	ICE	6,365,712 USD	04/01/26	(436,887)
Henry Hub	713	ICE	6,577,903 USD	05/01/26	(396,193)
Henry Hub	690	ICE	6,365,712 USD	06/01/26	(152,262)
Henry Hub	713	ICE	6,577,903 USD	07/01/26	95,777
Henry Hub	713	ICE	6,577,903 USD	08/01/26	154,600
Henry Hub	690	ICE	6,365,712 USD	09/01/26	99,588
Henry Hub	713	ICE	6,577,903 USD	10/01/26	222,335
Henry Hub	690	ICE	6,365,712 USD	11/01/26	629,163
Henry Hub	713	ICE	6,577,903 USD	12/01/26	1,368,482
HKG Hang Seng Index	105	HFE	105,010,550 HKD	01/27/25	57,451
ICE 3 Month Sonia	882	ICE	211,106,569 GBP	09/16/25	(151,660)
ICE 3 Month Sonia	258	ICE	62,037,104 GBP	09/15/26	(138,527)
ICE 3 Month Sonia	52	ICE	12,479,799 GBP	12/15/26	6,762
Korean 10-Year Bond	30	KFE	3,577,800,000 KRW	03/18/25	(47,685)
Korean 3-Year Bond	1,266	KFE	135,575,940,000 KRW	03/18/25	(378,385)
Lean Hogs	599	CME	21,289,501 USD	04/16/25	(546,131)
Mexican Peso Currency	104	CME	2,531,940 USD	03/17/25	(74,940)
NASDAQ 100 E-Mini	25	CME	11,164,632 USD	03/21/25	(551,382)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	102	NYMEX	3,357,590 USD	01/29/25	$348,070
Natural Gas	5	NYMEX	154,009 USD	02/01/25	27,641
Natural Gas	910	NYMEX	28,307,059 USD	02/26/25	(115,259)
Natural Gas	13	NYMEX	400,422 USD	03/01/25	2,318
Natural Gas	62	NYMEX	1,837,746 USD	03/27/25	65,654
Natural Gas	28	NYMEX	919,648 USD	04/01/25	(60,048)
Natural Gas	106	NYMEX	3,498,554 USD	04/28/25	(152,134)
Natural Gas	28	NYMEX	919,648 USD	05/01/25	(35,688)
Natural Gas	38	NYMEX	1,735,267 USD	05/28/25	(467,967)
Natural Gas	28	NYMEX	919,648 USD	06/01/25	14,152
Natural Gas	46	NYMEX	1,544,470 USD	06/26/25	75,650
Natural Gas	28	NYMEX	919,648 USD	07/01/25	66,512
Natural Gas	58	NYMEX	2,317,891 USD	07/29/25	(253,091)
Natural Gas	28	NYMEX	919,648 USD	08/01/25	77,152
Natural Gas	40	NYMEX	1,595,893 USD	08/27/25	(179,093)
Natural Gas	28	NYMEX	919,648 USD	09/01/25	72,112
Natural Gas	113	NYMEX	3,886,931 USD	09/26/25	202,539
Natural Gas	28	NYMEX	919,648 USD	10/01/25	93,672
Natural Gas	54	NYMEX	2,164,336 USD	10/29/25	(55,096)
Natural Gas	32	NYMEX	971,555 USD	11/01/25	278,365
Natural Gas	40	NYMEX	1,800,362 USD	11/25/25	(54,762)
Natural Gas	32	NYMEX	971,555 USD	12/01/25	424,925
Natural Gas	30	NYMEX	1,273,010 USD	01/28/26	29,890
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	538,407
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	370,467
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	(2,673)
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(243,513)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(230,013)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(151,713)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(70,713)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	(54,513)
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	(68,013)
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	(35,613)
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	104,787
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	317,547
New Zealand Dollar	56	ICE	3,235,220 USD	03/17/25	(100,620)
Nikkei Index	15	OSE	589,518,000 JPY	03/14/25	57,085
OMXS30 Index	253	SOM	64,335,040 SEK	01/17/25	(136,945)
S&P ASX Share Price Index 200	48	SFE	9,955,050 AUD	03/20/25	(109,833)
S&P TSX 60 Index	32	MOE	9,738,494 CAD	03/20/25	(162,687)
Silver	9	COMEX	1,392,300 USD	03/26/25	(76,410)
Soybean	654	CBT	32,034,089 USD	03/14/25	1,009,261
Soybean	1,028	CBT	29,960,526 USD	03/14/25	2,616,794
Soybean Oil	1,573	CBT	38,156,940 USD	03/14/25	(65,172)
Sugar	706	NYBOT	15,491,533 USD	02/28/25	(262,265)
TOPIX	175	OSE	4,804,015,000 JPY	03/14/25	459,881
U.S. Treasury 10-Year Note	1,389	CBT	153,725,359 USD	03/20/25	(2,671,609)
U.S. Treasury 2-Year Note	430	CBT	88,485,054 USD	03/31/25	(73,022)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	988	CBT	105,762,883 USD	03/31/25	$(733,851)
U.S. Treasury Ultra 10-Year Bond	163	CBT	18,477,000 USD	03/20/25	(333,063)
U.S. Treasury Ultra Long Bond	18	CBT	2,228,633 USD	03/20/25	(88,320)
VSTOXX	1,276	EUREX	89,320 EUR	01/22/25	(49,565)
VSTOXX	5,957	EUREX	451,030 EUR	01/22/25	(204,951)
VSTOXX	4,255	EUREX	502,090 EUR	03/18/25	(46,279)
Wheat	1,126	CBT	30,621,063 USD	03/14/25	428,387
WTI Crude	163	NYMEX	11,406,840 USD	01/21/25	283,520
WTI Crude	12	NYMEX	831,785 USD	02/20/25	23,215
WTI Crude	4	NYMEX	276,760 USD	03/20/25	6,680
WTI Crude	5	NYMEX	342,857 USD	04/22/25	9,643
WTI Crude	60	NYMEX	4,136,350 USD	05/20/25	73,850
WTI Crude	28	NYMEX	1,932,437 USD	06/20/25	23,083
WTI Crude	9	NYMEX	604,623 USD	11/20/25	9,087
Zinc	64	LME	4,909,200 USD	01/15/25	(172,496)

					$(5,241,149)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short Futures
3 Month Eurodollar	2,178	LIFFE	533,889,994 EUR	06/16/25	$459,238
3 Month SOFR	77	CME	18,475,187 USD	06/18/25	28,875
3 Month SOFR	1,588	CME	381,036,805 USD	09/17/25	95,455
3 Month SOFR	972	CME	233,597,523 USD	12/17/25	268,923
3 Month SOFR	49	CME	11,803,337 USD	03/18/26	36,600
3 Month SOFR	40	CME	9,628,862 USD	06/17/26	22,362
3 Month SOFR	35	CME	8,426,725 USD	09/16/26	21,475
3 Month SOFR	98	CME	23,574,275 USD	12/16/26	42,025
3 Month SOFR	31	CME	7,486,281 USD	03/17/27	43,569
3 Month SOFR	25	CME	6,033,737 USD	06/16/27	32,175
3 Month SOFR	11	CME	2,657,925 USD	09/15/27	17,650
3 Month SOFR	30	CME	7,247,337 USD	12/15/27	47,337
3 Month SOFR	32	CME	7,721,425 USD	03/15/28	42,625
3 Month SOFR	25	CME	6,030,762 USD	06/20/28	32,325
3 Month SOFR	23	CME	5,544,225 USD	09/19/28	26,237
3 Month SOFR	25	CME	6,031,937 USD	12/20/28	35,062
3 Month SOFR	11	CME	2,653,612 USD	03/21/29	15,400
3 Month SOFR	7	CME	1,687,075 USD	06/18/29	8,562
3 Month SOFR	1	CME	241,650 USD	12/18/29	1,987
Aluminium	98	LME	6,187,935 USD	01/15/25	(26,441)
Australian Dollar Currency	220	CME	14,019,737 USD	03/17/25	401,737
Brazilian Real Currency	161	CME	2,604,980 USD	02/03/25	37,030
Brent Crude	100	ICE	176,000 USD	01/28/25	161,000
Brent Crude	417	ICE	675,540 USD	01/28/25	492,060
Brent Crude	99	ICE	7,161,061 USD	02/28/25	(188,699)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Brent Crude	9	ICE	651,980 USD	03/31/25	$(12,940)
Brent Crude	100	ICE	43,500 USD	04/25/25	3,500
Brent Crude	50	ICE	41,000 USD	04/25/25	14,500
Brent Crude	18	NYMEX	1,253,340 USD	10/31/25	(39,240)
Brent Crude	50	ICE	3,545,770 USD	10/31/25	(44,730)
British Pound Currency	140	GBX	11,151,503 USD	03/17/25	211,378
Canadian 10-Year Bond	157	MOE	19,204,710 CAD	03/20/25	(31,347)
Canadian Dollar Currency	573	CME	40,538,173 USD	03/18/25	585,748
Cattle	645	CME	49,050,687 USD	02/28/25	(382,113)
CBOE Volatility Index	544	CBOE	9,772,170 USD	01/22/25	242,541
CBOE Volatility Index	511	CBOE	9,130,155 USD	02/19/25	(1,823)
CBOE Volatility Index	95	CBOE	1,709,316 USD	03/18/25	(15,818)
CBOE Volatility Index	44	CBOE	808,785 USD	05/21/25	(5,571)
Cocoa	65	NYBOT	7,722,127 USD	03/14/25	133,377
Coffee ‘C’	261	NYBOT	31,713,269 USD	03/19/25	417,738
Copper	25	LME	5,680,837 USD	01/15/25	260,069
Copper	88	COMEX	9,184,628 USD	03/27/25	326,328
Copper	30	LME	7,515,950 USD	06/18/25	885,575
Copper	11	LME	2,650,300 USD	12/17/25	177,912
Corn	635	CBT	14,372,062 USD	03/14/25	(185,313)
Cotton No.2	162	NYBOT	5,866,123 USD	03/07/25	325,723
Cotton No.2	810	NYBOT	29,094,224 USD	05/07/25	950,774
DJIA mini E-CBOT	4	CBT	858,306 USD	03/21/25	846
Dominion Sp	31	ICE	86,800 USD	07/01/25	(24,606)
Dominion Sp	31	ICE	86,800 USD	08/01/25	(18,019)
Dominion Sp	30	ICE	84,000 USD	09/01/25	1,500
Dominion Sp	31	ICE	86,800 USD	10/01/25	12,400
E-Mini Russell Index	14	ICE	1,664,145 USD	03/21/25	89,285
E-Mini S&P 500 Index	102	CME	30,524,934 USD	03/21/25	252,609
Euro FX	190	CME	25,067,849 USD	03/17/25	395,161
Euro OAT	181	EUREX	22,361,743 EUR	03/06/25	27,288
Euro Stoxx 50	1,666	EUREX	82,328,898 EUR	03/21/25	1,047,698
Euro Stoxx 50	170	EUREX	8,228,000 EUR	06/20/25	35,219
FTSE 100 Index	288	LIFFE	23,608,553 GBP	03/21/25	60,984
FTSE Taiwan Index	21	SING	1,619,440 USD	01/21/25	11,680
Gas Oil	238	ICE	15,760,426 USD	03/12/25	(613,974)
Gasoline RBOB	54	NYMEX	4,471,055 USD	01/31/25	(85,811)
Gasoline RBOB	192	NYMEX	16,082,794 USD	02/28/25	(279,868)
Globex Natural Gas	13	NYMEX	508,790 USD	03/26/25	109,690
Globex Natural Gas	13	NYMEX	508,400 USD	04/25/25	97,990
Globex Natural Gas	13	NYMEX	511,700 USD	05/27/25	78,150
Globex Natural Gas	13	NYMEX	515,510 USD	06/25/25	57,650
Globex Natural Gas	13	NYMEX	516,170 USD	07/28/25	53,370
Globex Natural Gas	13	NYMEX	517,370 USD	09/25/25	46,900
Globex Natural Gas	13	NYMEX	515,240 USD	09/25/25	54,780
Globex Natural Gas	13	NYMEX	526,700 USD	10/28/25	18,920
Heating Oil	73	NYMEX	6,552,059 USD	01/31/25	(550,023)
Heating Oil	118	NYMEX	11,160,695 USD	02/28/25	(210,351)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	58	NYMEX	583,700 USD	01/28/25	$56,915
Henry Hub	140	ICE	1,547,136 USD	02/01/25	275,586
Henry Hub	58	NYMEX	583,700 USD	02/28/25	134,490
Henry Hub	124	ICE	1,387,583 USD	03/01/25	427,203
Henry Hub	58	NYMEX	583,700 USD	03/28/25	138,550
Henry Hub	90	ICE	970,774 USD	04/01/25	280,024
Henry Hub	58	NYMEX	583,700 USD	04/28/25	125,935
Henry Hub	124	ICE	1,387,583 USD	05/01/25	408,913
Henry Hub	58	NYMEX	583,700 USD	05/28/25	100,125
Henry Hub	120	ICE	1,342,822 USD	06/01/25	342,322
Henry Hub	124	ICE	1,387,583 USD	07/01/25	295,763
Henry Hub	58	NYMEX	583,700 USD	07/01/25	73,010
Henry Hub	124	ICE	1,387,583 USD	08/01/25	283,983
Henry Hub	58	NYMEX	583,700 USD	08/01/25	67,500
Henry Hub	120	ICE	1,342,822 USD	09/01/25	280,222
Henry Hub	58	NYMEX	583,700 USD	09/01/25	70,110
Henry Hub	62	ICE	621,472 USD	10/01/25	60,527
Henry Hub	58	NYMEX	583,700 USD	10/01/25	58,945
Henry Hub	150	ICE	1,657,646 USD	11/01/25	192,896
Henry Hub	58	NYMEX	583,700 USD	11/01/25	17,330
Henry Hub	155	ICE	1,712,901 USD	12/01/25	21,851
Henry Hub	58	NYMEX	583,700 USD	12/01/25	(49,080)
Henry Hub	30	NYMEX	279,750 USD	12/26/25	(69,450)
Henry Hub	30	NYMEX	279,750 USD	01/27/26	(45,975)
Henry Hub	30	NYMEX	279,750 USD	02/24/26	(3,525)
Henry Hub	30	NYMEX	279,750 USD	03/26/26	21,975
Henry Hub	30	NYMEX	279,750 USD	04/27/26	19,650
Henry Hub	30	NYMEX	279,750 USD	05/26/26	9,600
Henry Hub	30	NYMEX	279,750 USD	06/25/26	(1,050)
Henry Hub	30	NYMEX	279,750 USD	07/28/26	(3,525)
Henry Hub	30	NYMEX	279,750 USD	08/26/26	(1,350)
Henry Hub	30	NYMEX	279,750 USD	09/25/26	(6,375)
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(24,375)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(54,600)
Henry Hub	1	ICE	9,897 USD	01/01/27	(2,015)
Henry Hub	4	ICE	39,590 USD	02/01/27	(4,950)
Henry Hub	1	ICE	9,897 USD	03/01/27	490
Henry Hub	2	ICE	19,795 USD	04/01/27	3,210
Henry Hub	1	ICE	9,897 USD	05/01/27	1,542
Henry Hub	2	ICE	19,795 USD	06/01/27	2,360
Henry Hub	1	ICE	9,897 USD	07/01/27	805
Henry Hub	1	ICE	9,898 USD	08/01/27	730
Henry Hub	2	ICE	19,795 USD	09/01/27	1,585
Henry Hub	1	ICE	9,898 USD	10/01/27	642
Henry Hub	2	ICE	19,795 USD	11/01/27	(15)
Henry Hub	1	ICE	9,898 USD	12/01/27	(993)
ICE 3 Month Sonia	856	ICE	205,419,895 GBP	12/16/25	470,457
ICE 3 Month Sonia	277	ICE	66,388,554 GBP	03/17/26	(40,791)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
ICE 3 Month Sonia	568	ICE	136,515,150 GBP	06/16/26	$297,640
ICE 3 Month Sonia	57	ICE	13,680,088 GBP	03/16/27	(11,486)
Japan Yen Currency	237	CME	19,479,999 USD	03/17/25	490,374
Japanese 10-Year Bond	66	OSE	9,395,060,000 JPY	03/21/25	188,503
Lean Hogs	418	CME	14,011,219 USD	02/19/25	417,859
Lean Hogs	4	CME	159,040 USD	06/17/25	360
Long Gilt	213	LIFFE	19,910,086 GBP	03/27/25	283,876
NASDAQ 100 E-Mini	44	CME	19,439,672 USD	03/21/25	760,352
Natural Gas	28	NYMEX	273,860 USD	01/29/25	19,550
Natural Gas	677	NYMEX	24,183,431 USD	01/29/25	(411,979)
Natural Gas	28	NYMEX	273,860 USD	02/26/25	57,000
Natural Gas	28	NYMEX	273,860 USD	03/27/25	58,960
Natural Gas	28	NYMEX	273,860 USD	04/28/25	52,870
Natural Gas	28	NYMEX	273,860 USD	05/28/25	40,410
Natural Gas	27	NYMEX	855,633 USD	05/28/25	(44,817)
Natural Gas	28	NYMEX	273,860 USD	06/26/25	27,320
Natural Gas	11	NYMEX	389,400 USD	06/26/25	1,980
Natural Gas	28	NYMEX	273,860 USD	07/29/25	24,660
Natural Gas	28	NYMEX	273,860 USD	08/27/25	25,920
Natural Gas	28	NYMEX	273,860 USD	09/26/25	20,530
Natural Gas	28	NYMEX	273,860 USD	10/29/25	440
Natural Gas	13	NYMEX	538,400 USD	11/24/25	(28,920)
Natural Gas	28	NYMEX	273,860 USD	11/25/25	(31,620)
Natural Gas	244	NYMEX	10,251,470 USD	11/25/25	(396,690)
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(18,480)
Natural Gas	45	NYMEX	1,909,788 USD	12/29/25	(185,412)
Natural Gas	138	NYMEX	5,035,763 USD	01/01/26	(1,389,517)
Natural Gas	3	NYMEX	121,200 USD	01/27/26	(9,090)
Natural Gas	25	NYMEX	1,112,956 USD	01/28/26	27,206
Natural Gas	138	NYMEX	5,035,763 USD	02/01/26	(957,577)
Natural Gas	3	NYMEX	121,200 USD	02/24/26	7,890
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	226,132
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	(176,497)
Natural Gas	3	NYMEX	121,200 USD	03/26/26	18,090
Natural Gas	28	NYMEX	863,000 USD	03/27/26	(99,360)
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	292,703
Natural Gas	3	NYMEX	121,200 USD	04/27/26	17,160
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	328,102
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	249,923
Natural Gas	3	NYMEX	121,200 USD	05/26/26	13,140
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	284,282
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	65,003
Natural Gas	3	NYMEX	121,200 USD	06/25/26	8,880
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	237,022
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	(130,957)
Natural Gas	3	NYMEX	121,200 USD	07/28/26	7,890
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	226,132
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(176,497)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	$8,760
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	236,102
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	(136,477)
Natural Gas	3	NYMEX	121,200 USD	09/25/26	6,750
Natural Gas	39	NYMEX	1,456,330 USD	09/28/26	(31,520)
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(228,937)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	(450)
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	134,392
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(560,137)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(12,540)
Natural Gas	40	NYMEX	1,767,642 USD	11/25/26	(15,558)
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,116,277)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(154,550)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	10,280
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	376,510
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	612,890
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	599,640
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	522,790
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	443,290
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	427,390
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	440,640
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	408,840
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	271,040
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	62,220
New Zealand Dollar	185	ICE	10,726,022 USD	03/17/25	370,647
Nikkei Index	4	OSE	156,830,000 JPY	03/14/25	(17,605)
NY Harbor ULSD	11	NYMEX	1,034,460 USD	11/28/25	2,629
Palladium	15	NYMEX	1,464,740 USD	03/27/25	100,040
Platinum	56	NYMEX	2,646,606 USD	04/28/25	97,205
S&P ASX Share Price Index 200	1	SFE	208,100 AUD	03/20/25	2,723
Soybean	135	CBT	6,742,350 USD	03/14/25	(78,525)
Soybean	172	CBT	5,103,240 USD	03/14/25	(347,440)
Soybean	651	CBT	32,136,969 USD	05/14/25	(1,137,268)
Soybean	1,091	CBT	32,064,716 USD	05/14/25	(3,141,854)
Soybean Oil	97	CBT	2,349,918 USD	03/14/25	966
Soybean Oil	1,621	CBT	39,394,000 USD	05/14/25	(181,094)
Sugar	191	NYBOT	4,320,623 USD	02/28/25	200,524
Sugar	884	NYBOT	18,057,102 USD	04/30/25	384,174
Swiss Franc Currency	85	CME	12,044,834 USD	03/17/25	247,896
U.S. Treasury 10-Year Note	589	CBT	64,434,138 USD	03/20/25	380,388
U.S. Treasury 2-Year Note	391	CBT	80,367,420 USD	03/31/25	(25,846)
U.S. Treasury 5-Year Note	435	CBT	46,393,120 USD	03/31/25	150,580
U.S. Treasury Long Bond	280	CBT	32,378,157 USD	03/20/25	501,907
U.S. Treasury Ultra 10-Year Bond	182	CBT	20,765,062 USD	03/20/25	506,187
U.S. Treasury Ultra Long Bond	412	CBT	51,103,896 USD	03/20/25	2,114,521
VSTOXX	378	EUREX	644,186 EUR	01/22/25	(6,188)
VSTOXX	449	EUREX	820,923 EUR	03/18/25	(7,750)
VSTOXX	1,702	EUREX	29,785 EUR	03/18/25	8,815

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Wheat	1,252	CBT	34,689,244 USD	05/14/25	$(523,256)
WTI Crude	53	NYMEX	3,704,273 USD	01/21/25	(96,887)
WTI Crude	10	NYMEX	668,400 USD	02/20/25	(44,100)
WTI Crude	33	NYMEX	2,248,245 USD	05/20/25	(67,365)
Zinc	42	LME	3,172,863 USD	01/15/25	64,401

					$13,050,255

Total Futures Contracts Outstanding					$7,809,106

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2024

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	7,331,000	USD	944,786	State Street Bank and Trust Company	01/28/25	$(685)
IDR	4,867,400,000	USD	309,345	State Street Bank and Trust Company	01/31/25	(9,449)
PEN	560,000	USD	148,916	State Street Bank and Trust Company	01/31/25	(37)
PHP	36,300,000	USD	614,055	State Street Bank and Trust Company	01/31/25	8,649
PHP	16,000,000	USD	274,610	State Street Bank and Trust Company	01/31/25	(139)
SGD	3,100,000	USD	2,358,245	State Street Bank and Trust Company	01/31/25	(85,585)
TWD	8,500,000	USD	260,595	State Street Bank and Trust Company	01/24/25	(2,197)
USD	456,929	IDR	7,292,300,000	State Street Bank and Trust Company	01/31/25	7,627
USD	380,269	PEN	1,430,000	State Street Bank and Trust Company	01/31/25	94
USD	147,485	PEN	560,000	State Street Bank and Trust Company	01/31/25	(1,395)
USD	874,217	PHP	51,000,000	State Street Bank and Trust Company	01/31/25	(657)
USD	1,873,635	SGD	2,462,500	State Street Bank and Trust Company	01/31/25	68,336
USD	1,307,073	THB	43,800,000	State Street Bank and Trust Company	01/31/25	20,545
USD	816,968	THB	28,100,000	State Street Bank and Trust Company	01/31/25	(8,408)
USD	5,723,888	TWD	182,800,000	State Street Bank and Trust Company	01/24/25	166,820
USD	2,011,080	XAG	60,000	J.P. Morgan Securities LLC	12/29/25	277,380
BRL	1,500,000	USD	242,017	State Street Bank and Trust Company	01/03/25	786
BRL	10,500,000	USD	1,763,280	State Street Bank and Trust Company	01/03/25	(63,659)
BRL	12,000,000	USD	1,930,533	State Street Bank and Trust Company	02/04/25	329
CLP	650,300,000	USD	680,860	State Street Bank and Trust Company	01/31/25	(27,159)
CNH	6,380,000	USD	894,316	State Street Bank and Trust Company	01/27/25	(24,662)
COP	8,800,000,000	USD	1,960,764	State Street Bank and Trust Company	01/31/25	28,967
COP	10,395,600,000	USD	2,392,956	State Street Bank and Trust Company	01/31/25	(42,451)
EUR	2,041,766	USD	2,141,099	Morgan Stanley Capital Services	01/15/25	(25,120)
EUR	1,085,000	USD	1,140,237	State Street Bank and Trust Company	01/24/25	(15,402)
GBP	1,917,000	USD	2,428,592	State Street Bank and Trust Company	01/24/25	(29,129)
HUF	186,300,000	USD	495,427	State Street Bank and Trust Company	01/31/25	(27,059)
INR	1,632,100,000	USD	19,318,748	State Street Bank and Trust Company	01/31/25	(312,198)
INR	159,941,750	USD	1,850,000	J.P. Morgan Securities LLC	09/11/25	(17,233)
KRW	1,241,300,000	USD	898,217	State Street Bank and Trust Company	01/31/25	(57,160)
MXN	4,400,000	USD	218,490	State Street Bank and Trust Company	01/31/25	(8,499)
NOK	51,500,000	USD	4,709,051	State Street Bank and Trust Company	01/31/25	(185,197)
PLN	204,000	USD	50,664	State Street Bank and Trust Company	01/31/25	(1,320)
TRY	67,500,000	USD	1,788,079	State Street Bank and Trust Company	01/31/25	67,082

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,429,434	AUD	3,664,000	State Street Bank and Trust Company	01/24/25	$161,559
USD	4,123,497	CHF	3,535,000	State Street Bank and Trust Company	01/31/25	217,408
USD	1,309,516	CLP	1,257,300,000	State Street Bank and Trust Company	01/31/25	45,640
USD	8,498,195	CNH	62,050,835	JPMorgan Chase Bank, N.A.	01/07/25	41,862
USD	14,631,853	CNH	103,898,000	State Street Bank and Trust Company	01/27/25	469,570
USD	2,025,666	COP	8,800,000,000	State Street Bank and Trust Company	01/31/25	35,935
USD	700,486	CZK	16,300,000	State Street Bank and Trust Company	01/24/25	30,260
USD	564,658	CZK	13,600,000	State Street Bank and Trust Company	01/31/25	5,398
USD	17,701,633	EUR	16,860,560	Morgan Stanley Capital Services	01/15/25	228,242
USD	5,861,196	EUR	5,415,000	State Street Bank and Trust Company	01/24/25	247,388
USD	207,396	EUR	196,000	Citibank N.A.	02/24/25	3,925
USD	636,213	EUR	603,000	Citibank N.A.	03/07/25	9,900
USD	32,504,092	GBP	25,196,000	State Street Bank and Trust Company	01/24/25	966,869
USD	696,121	GBP	541,000	Citibank N.A.	02/04/25	19,025
USD	88,470	GBP	70,000	Citibank N.A.	03/05/25	878
USD	39,787	HUF	14,900,000	State Street Bank and Trust Company	01/31/25	2,328
USD	2,093,792	ILS	7,785,000	State Street Bank and Trust Company	01/31/25	(49,071)
USD	7,295,405	INR	620,000,000	State Street Bank and Trust Company	01/31/25	75,222
USD	1,850,000	INR	158,822,500	J.P. Morgan Securities LLC	09/11/25	30,058
USD	3,799,749	KRW	5,251,100,000	State Street Bank and Trust Company	01/31/25	241,806
USD	751,762	NOK	8,213,334	State Street Bank and Trust Company	01/31/25	30,288
USD	248,189	PLN	1,004,000	State Street Bank and Trust Company	01/31/25	5,336
USD	1,571,701	SEK	16,909,723	State Street Bank and Trust Company	01/31/25	41,062
USD	4,255,244	ZAR	79,696,388	JPMorgan Chase Bank, N.A.	01/07/25	33,631
USD	343,506	ZAR	6,175,000	State Street Bank and Trust Company	01/31/25	17,149
ZAR	44,686,351	USD	2,383,735	JPMorgan Chase Bank, N.A.	01/07/25	(16,645)
ZAR	23,263,574	USD	1,276,500	JPMorgan Chase Bank, N.A.	01/21/25	(45,825)
ZAR	25,775,000	USD	1,449,793	State Street Bank and Trust Company	01/31/25	(87,551)

Total Forward Foreign Currency Exchange Contacts Outstanding						$2,463,462

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	1.00	3M	6/20/29	Bank of America Securities, Inc.	250,000 USD	$(1,791)	$(1,436)	$(355)
Mexico Government International Bonds	1.00	3M	12/20/29	Bank of America Securities, Inc.	1,600,000 USD	27,740	14,182	13,558

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$25,949	$12,746	$13,203

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Citibank N.A.	55,576,000 USD	$(1,246,962)	$(1,065,233)	$(181,729)
CDX.NA.HY.37	5.00%	3M	12/20/2026	Morgn Stanley & Co. LLC	27,560,000 USD	(2,321,328)	(2,538,429)	217,101
CDX.NA.IG.41	1.00%	3M	12/20/2028	Morgn Stanley & Co. LLC	15,662,000 USD	(351,409)	(300,484)	(50,925)
CDX.NA.HY.43	5.00%	3M	12/20/2029	Bank of America Securities, Inc.	100,000 USD	(7,867)	(7,431)	(436)
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	6,000,000 USD	186,100	175,800	10,300
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	12,000,000 USD	372,200	351,600	20,600
iTraxx Europe Xover Series 42	5.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	22,500,000 EUR	(1,867,239)	(2,064,761)	197,522
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	100,500,000 USD	3,117,175	2,939,625	177,550
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	170,500,000 USD	5,288,342	4,987,125	301,217
iTraxx Europe Xover Series 42	5.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	19,300,000 EUR	(1,601,676)	(1,828,130)	226,454
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	5,500,000 USD	170,592	155,650	14,942
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	9,500,000 USD	294,658	268,850	25,808
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	4,100,000 USD	127,168	119,310	7,858
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	6,900,000 USD	214,015	200,790	13,225
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	22,100,000 USD	685,468	574,158	111,310
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	3,000,000 USD	93,050	5,083	87,967
CDX.EM.42	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	5,300,000 USD	164,388	8,980	155,408
iTraxx Europe Xover Series 42	5.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	14,100,000 EUR	(1,170,136)	(1,249,124)	78,988

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$2,146,539	$733,379	$1,413,160

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Morgn Stanley & Co. LLC	NR	71,238,000 USD	$1,621,484	$(185,751)	$1,807,235
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000 USD	(4,607)	(3,376)	(1,231)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	5,052,000 USD	(885,194)	(207,050)	(678,144)
CDX.NA.HY.39	5.00%	3M	12/20/2027	Morgn Stanley & Co. LLC	NR	27,560,000 USD	3,422,581	3,562,696	(140,115)
CDX.NA.IG.43	1.00%	3M	12/20/2029	Morgn Stanley & Co. LLC	NR	172,781,600 USD	3,913,219	3,809,083	104,136

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[1]	Notional Amount[2]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Itraxx Europe Main Series 42	1.00%	3M	12/20/2029	Bank of America Securities, Inc.	NR	25,300,000 EUR	$528,152	$700,470	$(172,318)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$8,595,635	$7,676,072	$919,563

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	2,300,000 USD	$(25,612)	$(21,694)	$(3,918)
Indonesia Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	3,900,000 USD	(43,429)	(36,785)	(6,644)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	13,000,000 USD	(321,546)	(333,749)	12,203
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	7,000,000 USD	(173,140)	(179,711)	6,571
Saudi Government International Bonds	1.00%	3M	06/20/2034	Goldman Sachs International	9,400,000 USD	(23,634)	(101,188)	77,554
Saudi Government International Bonds	1.00%	3M	06/20/2034	Goldman Sachs International	16,100,000 USD	(40,479)	(173,311)	132,832
Mexico Government International Bonds	1.00%	3M	12/20/2029	JPMorgan Chase Bank N.A.	11,100,000 USD	192,746	87,849	104,897
Mexico Government International Bonds	1.00%	3M	12/20/2029	JP Morgan Chase & Co.	9,900,000 USD	171,908	78,352	93,556
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	25,700,000 USD	(108,006)	(166,410)	58,404

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	15,000,000 USD	$(63,039)	$(97,127)	$34,088
Republic of Peru	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	8,800,000 USD	(53,744)	(91,126)	37,382
Republic of Peru	1.00%	3M	12/20/2029	Morgan Stanley & Co. International PLC	5,200,000 USD	(31,758)	(53,847)	22,089
Republic of Chile	1.00%	3M	12/20/2029	Bank of America N.A.	9,200,000 USD	(148,943)	(183,215)	34,272
Mexico Government International Bonds	1.00%	3M	12/20/2029	Citibank N.A.	22,200,000 USD	385,492	178,417	207,075
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	23,700,000 USD	(360,559)	(411,704)	51,145
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	13,800,000 USD	(209,945)	(239,726)	29,781
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Barclays Bank PLC	4,000,000 USD	94,076	101,976	(7,900)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Barclays Bank PLC	8,000,000 USD	188,152	207,327	(19,175)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Barclays Bank PLC	4,500,000 USD	105,835	116,621	(10,786)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Barclays Bank PLC	2,250,000 USD	52,918	57,362	(4,444)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Barclays Bank PLC	5,000,000 USD	117,594	128,876	(11,282)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Barclays Bank PLC	2,500,000 USD	58,797	64,438	(5,641)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	3M	12/20/2029	Goldman Sachs International	5,100,000 USD	$202,233	$192,393	$9,840
Republic of South Africa	1.00%	3M	12/20/2029	Goldman Sachs International	3,000,000 USD	118,960	113,172	5,788
Republic of South Africa	1.00%	3M	12/20/2029	Goldman Sachs International	6,400,000 USD	253,782	237,442	16,340
Republic of South Africa	1.00%	3M	12/20/2029	Goldman Sachs International	3,700,000 USD	146,718	137,271	9,447
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	2,200,000 USD	(34,153)	(37,174)	3,021
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000 USD	(58,992)	(64,210)	5,218
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	6,700,000 USD	(115,490)	(115,160)	(330)
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	11,400,000 USD	(196,505)	(195,944)	(561)
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	2,900,000 USD	(12,188)	(19,180)	6,992
Saudi Government International Bonds	1.00%	3M	12/20/2033	Goldman Sachs International	4,900,000 USD	(20,592)	(32,407)	11,815
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	3,600,000 USD	(59,135)	(60,307)	1,172

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley & Co. International PLC	2,200,000 USD	$(36,138)	$(36,854)	$716
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	8,500,000 USD	(134,888)	(143,460)	8,572
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	4,800,000 USD	(76,172)	(81,012)	4,840
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	6,800,000 USD	108,740	82,827	25,913
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,900,000 USD	62,366	47,504	14,862
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000 USD	39,424	26,878	12,546
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,300,000 USD	68,170	46,476	21,694
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	6,700,000 USD	107,140	82,887	24,253
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000 USD	39,424	29,986	9,438
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,200,000 USD	67,348	51,225	16,123
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,900,000 USD	62,366	48,248	14,118

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$296,102	$(757,774)	$1,053,876

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

OTC Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at December 31, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Government International Bonds	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	6,300,000 USD	$(307,195)	$(199,939)	$(107,256)
Brazil Government International Bonds	1.00%	3M	12/20/2029	Morgan Stanley Capital Services LLC	3,700,000 USD	(180,416)	(117,425)	(62,991)
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	4,600,000 USD	(312,952)	(286,570)	(26,382)
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	7,900,000 USD	(537,460)	(492,153)	(45,307)
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	7,900,000 USD	(537,460)	(495,269)	(42,191)
Turkiye Government International Bonds	1.00%	3M	12/20/2029	Goldman Sachs International	4,500,000 USD	(306,148)	(282,115)	(24,033)

Toal OTC Credit Default Swaps on Single-Name Issuer (Sell Protection)						$(2,181,631)	$(1,873,471)	$(308,160)

1	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
2	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Variance/Volatility Swaps (Buy Contracts) — Outstanding at December 31, 2024

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - SX5E (17.9% - 2025-01-17)	1/17/25	Citibank N.A.	1,165	EUR	$(142,432)	$—	$(142,432)
Variance Swap - SX5E (16.5% - 2025-01-17)	1/17/25	Citibank N.A.	2,578	EUR	(215,057)	—	(215,057)
Variance Swap - SX5E (16.9% - 2025-01-17)	1/17/25	Citibank N.A.	1,888	EUR	(266,492)	—	(266,492)
Variance Swap - UKX (10.85% - 2025-01-17)	1/17/25	JPMorgan Chase Bank N.A.	1,961	GBP	(43,575)	—	(43,575)

Total Variance/Volatility Swaps (Buy Contracts)					$(667,556)	$—	$(667,556)

Variance/Volatility Swaps (Sell Contracts) — Outstanding at December 31, 2024

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - SX5E (18.55% - 2025-03-21)	3/21/2025	Bank of America N.A.	(2,797)	EUR	$252,836	$—	$252,836

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	3/21/2025	Bank of America N.A.	(2,207)	USD	$206,097	$—	$206,097
Variance Swap - SX5E (17.65% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(4,703)	EUR	283,952	—	283,952
Variance Swap - SX5E (17.95% - 2025-03-21)	3/21/2025	Citibank N.A.	(2,228)	EUR	150,096	—	150,096
Variance Swap - SX5E (18.05% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(2,299)	EUR	174,930	—	174,930
S&P 500 Index	3/21/2025	Bank of America N.A.	(2,178)	USD	223,826	—	223,826
Variance Swap - SX5E (19.4% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(2,139)	EUR	284,390	—	284,390
Variance Swap - SX5E (19.1% - 2025-03-21)	3/21/2025	Citibank N.A.	(2,173)	EUR	237,118	—	237,118
Variance Swap - SX5E (18.45% - 2025-03-21)	3/21/2025	JPMorgan Chase Bank N.A.	(2,249)	EUR	197,600	—	197,600
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(3,316)	USD	381,060	—	381,060
S&P 500 Index	6/20/2025	JPMorgan Chase Bank N.A.	(2,145)	USD	121,768	—	121,768
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(2,101)	USD	283,653	—	283,653
Variance Swap - SX5E (18.75% - 2025-06-20)	6/20/2025	JPMorgan Chase Bank N.A.	(4,427)	EUR	178,079	—	178,079
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(2,618)	USD	727,295	—	727,295
Variance Swap - SX5E (19.5% - 2025-06-20)	6/20/2025	Morgan Stanley Capital Services LLC	(3,054)	EUR	233,826	—	233,826
S&P 500 Index	3/21/2025	JPMorgan Chase Bank N.A.	(1,878)	USD	475,869	—	475,869
S&P 500 Index	6/20/2025	JPMorgan Chase Bank N.A.	(3,037)	USD	293,697	—	293,697
Variance Swap - SX5E (20.65% - 2025-06-20)	6/20/2025	Bank of America N.A.	(2,131)	EUR	213,673	—	213,673
S&P 500 Index	6/20/2025	Citibank N.A.	(2,095)	USD	205,057	—	205,057
S&P 500 Index	6/20/2025	Citibank N.A.	(2,136)	USD	161,789	—	161,789
Variance Swap - SX5E (20.35% - 2025-06-20)	6/20/2025	Goldman Sachs International	(3,074)	EUR	223,606	—	223,606
S&P 500 Index	9/19/2025	JPMorgan Chase Bank N.A.	(2,160)	USD	(10,824)	—	(10,824)
Variance Swap - SX5E (20.5% - 2025-06-20)	6/20/2025	JPMorgan Chase Bank N.A.	(1,951)	EUR	161,213	—	161,213
Variance Swap - SX5E (20.7% - 2025-09-19)	9/19/2025	Bank of America N.A.	(1,932)	EUR	80,057	—	80,057
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(3,350)	USD	(184,104)	—	(184,104)
S&P 500 Index	9/19/2025	Bank of America N.A.	(4,450)	USD	(260,005)	—	(260,005)
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(2,205)	USD	(113,209)	—	(113,209)
S&P 500 Index	9/19/2025	Citibank N.A.	(3,281)	USD	(144,120)	—	(144,120)
S&P 500 Index	9/19/2025	Citibank N.A.	(4,362)	USD	(196,145)	—	(196,145)
Variance Swap - SX5E (19% - 2025-06-20)	6/20/2025	JPMorgan Chase Bank N.A.	(4,462)	EUR	(64,042)	—	(64,042)

Total Variance/Volatility Swaps (Sell Contracts)					$4,779,038	$—	$4,779,038

OTC Total Return Swaps Outstanding at December 31, 2024

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Admiral Acquisition Ltd.	01/21/25	M	4.68%	Morgan Stanley Capital Services LLC	41,993 USD	$0
Cheniere Energy, Inc.	01/21/25	M	4.90%	Morgan Stanley Capital Services LLC	1,453,516 USD	38,112
Egypt Treasury Bills	01/21/25	M	4.33%	Goldman Sachs International	0 USD	13,034,642
Egypt Treasury Bills	01/21/25	M	4.33%	Goldman Sachs International	0 USD	7,539,510
Energy Transfer LP	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	11,013,402 USD	318,139

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
EnLink Midstream LLC	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	2,138,193 USD	$(7,529)
Enterprise Products Partners LP	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	1,184,427 USD	13,368
Equity Index Swap - BAEISMIL	01/21/25	M	0.00%	Bank of America N.A.	12,974,076 USD	(16,638)
GS Equity Index Swap - GSCBBXC3	01/21/25	M	4.73%	Goldman Sachs International	45,567,155 USD	(230,054)
GS Equity Index Swap - GSVICVE1	01/21/25	M	0.00%	Goldman Sachs International	11,149,580 EUR	(7,402)
GS Equity Index Swap - GSVICVS1	01/21/25	M	0.00%	Goldman Sachs International	25,779,175 USD	(81,921)
J.P. Morgan Equity Index Swap - JPOSSVV1	01/21/25	M	0.25%	JPMorgan Chase Bank, N.A.	6,835,757 USD	1,714
Kodiak Gas Services, Inc.	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	203,345 USD	3,909
Martin Midstream Partners LP	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	368,178 USD	(38,562)
MPLX LP	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	10,328,916 USD	(12,933)
MS Alpha Swap	01/21/25	M	0.20%	Morgan Stanley Capital Services LLC	138,353,460 USD	(1,884,896)
MS Alpha Swap	01/21/25	M	0.30%	Morgan Stanley Capital Services LLC	77,037,922 USD	(332,441)
MS Alpha Swap	01/21/25	M	0.75%	Morgan Stanley Capital Services LLC	157,570,047 USD	414,558
MS Alpha Swap	01/21/25	M	4.98%	Morgan Stanley Capital Services LLC	218,124,138 USD	1,083,508
NextEra Energy, Inc.	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	5,111,560 USD	(56,411)
Orient Corp.	01/21/25	M	4.88%	Morgan Stanley Capital Services LLC	3,469,553 USD	122,843
Ping An Insurance Group Co. of China Ltd.	01/21/25	M	5.08%	Citibank N.A.	1,213,580 USD	(8,135)
Plains All American Pipeline LP	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	2,111,535 USD	21,228
Plus Alpha Consulting Co., Ltd.	01/21/25	M	0.58%	Goldman Sachs & Co.	471,583,438 JPY	16,602
RB Global, Inc.	01/21/25	M	4.78%	JPMorgan Chase Bank, N.A.	0 USD	56
Repsol SA	01/21/25	M	3.42%	Morgan Stanley Capital Services LLC	337,629 EUR	18,092
South Bow Corp.	01/21/25	M	4.78%	Morgan Stanley Capital Services LLC	1,566,075 USD	(7,933)
SPDR S&P Biotech ETF	01/21/25	M	4.48%	Morgan Stanley Capital Services LLC	39,512,700 USD	(786,900)
Taiwan Semiconductor Manufacturing Co., Ltd.	01/21/25	M	4.78%	Morgan Stanley Capital Services LLC	3,320,229 USD	(24,845)
Targa Resources Corp.	01/21/25	M	4.85%	Morgan Stanley Capital Services LLC	9,324,470 USD	6,796
U.S. Treasury Bonds	01/21/25	M	4.78%	Barclays Bank PLC	26,880,252 USD	(1,747,298)
U.S. Treasury Bonds	01/21/25	M	4.78%	Barclays Bank PLC	36,778,767 USD	(1,777,956)
U.S. Treasury Notes	01/21/25	M	4.78%	Barclays Bank PLC	33,234,232 USD	(878,294)
U.S. Treasury Notes	01/21/25	M	4.78%	Barclays Bank PLC	22,571,516 USD	(25,734)
U.S. Treasury Notes	01/21/25	M	4.78%	Barclays Bank PLC	1,025,435 USD	1,441
U.S. Treasury Notes	01/21/25	M	4.78%	Barclays Bank PLC	34,096,219 USD	(570,869)
U.S. Treasury Notes	01/21/25	M	4.78%	Barclays Bank PLC	41,137,643 USD	(383,911)
Western Midstream Partners LP	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	5,481,247 USD	(89,788)
Williams Cos., Inc. (The)	01/21/25	M	4.96%	Morgan Stanley Capital Services LLC	6,947,641 USD	8,998

Total Buys						$13,673,066

Sells
ADT, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,573,848) USD	(4,568)
Alerian MLP Index ETN	01/21/25	M	3.20%	Morgan Stanley Capital Services LLC	(20,188,178) USD	(235,310)
Amer Sports, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,860,811) USD	28,781
Ardent Health Partners, Inc.	01/21/25	M	3.45%	Morgan Stanley Capital Services LLC	(960,381) USD	(14,990)
Arthur J Gallagher & Co.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,310,481) USD	2,213
Associated Banc-Corp.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,637,795) USD	0
Astera Labs, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,070,536) USD	45,113

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
BBB Foods, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,622,410) USD	$7,424
BKV Corp.	01/21/25	M	7.30%	Morgan Stanley Capital Services LLC	(380,002) USD	(240)
Boeing Co., (The)	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,037,666) USD	(5,368)
Bowhead Specialty Holdings, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(800,041) USD	(11,307)
BrightSpring Health Services, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,165,644) USD	(1,371)
Camping World Holdings, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,856,721) USD	(7,791)
Corebridge Financial, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,052,071) USD	1,028
Crescent Energy Co.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,647,447) USD	(22,458)
CyberArk Software Ltd.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(7,455,149) USD	(154,996)
Gibson Energy, Inc.	01/21/25	M	3.00%	Morgan Stanley Capital Services LLC	(2,165,649) CAD	5,519
Guardian Pharmacy Services, Inc.	01/21/25	M	1.20%	Morgan Stanley Capital Services LLC	(962,895) USD	37,236
Ingram Micro Holding Corp.	01/21/25	M	1.40%	Morgan Stanley Capital Services LLC	(444,982) USD	2,056
iShares iBoxx $ Investment Grade Corporate Bond ETF	01/21/25	M	3.83%	Barclays Bank PLC	(46,076,533) USD	(73,432)
iShares iBoxx $ Investment Grade Corporate Bond ETF	01/21/25	M	3.38%	Goldman Sachs International	(138,229,600) USD	(220,297)
iShares J.P. Morgan USD Emerging Markets Bond ETF	01/21/25	M	3.33%	Goldman Sachs International	(4,377,170) USD	14,210
KinderCare Learning Cos., Inc.	01/21/25	M	1.95%	Morgan Stanley Capital Services LLC	(1,223,053) USD	3,255
Kodiak Gas Services, Inc.	01/21/25	M	5.08%	Morgan Stanley Capital Services LLC	(2,698,187) USD	1,855
Landbridge Co., LLC	01/21/25	M	1.75%	Morgan Stanley Capital Services LLC	(2,964,728) USD	13,477
Lineage, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,019,510) USD	5,825
Marex Group PLC	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,813,290) USD	33,265
MS Equity Index Swap - MSHVHEAT	01/21/25	M	4.01%	Morgan Stanley Capital Services LLC	(28,389,892) USD	(301,227)
Nasdaq, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(10,600,596) USD	4,797
NEXT FUNDS TOPIX Exchange Traded Fund	01/21/25	M	2.83%	Morgan Stanley Capital Services LLC	(2,046,158) USD	(32,288)
ONEOK, Inc.	01/21/25	M	4.08%	Morgan Stanley Capital Services LLC	(4,079,087) USD	23,027
Onestream, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,341,417) USD	20,462
PG&E Corp.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,840,045) USD	(1,864)
Ping An Insurance Group Co. of China Ltd.	01/21/25	M	4.23%	Citibank N.A.	(6,349,950) HKD	5,292
Rubrik, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(762,978) USD	16,502
Semtech Corp.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,410,898) USD	(1,942)
ServiceTitan, Inc.	01/21/25	M	0.95%	Morgan Stanley Capital Services LLC	(1,889,154) USD	9,410
Standardaero, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,214,060) USD	26,069
Tokyo Stock Exchange TOPIX Banks Index	01/21/25	M	0.12%	Goldman Sachs & Co.	(1,359,536,295) JPY	(170,611)
TWFG, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(410,534) USD	(11,580)
UL Solutions, Inc.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(5,711,742) USD	14,848
Utilities Select Sector SPDR Fund	01/21/25	M	4.08%	Morgan Stanley Capital Services LLC	(4,083,890) USD	19,866
Viking Holdings Ltd.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,022,476) USD	(3,198)
Waystar Holding Corp.	01/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,526,591) USD	11,650

Total Sells						$(921,658)

Total OTC Total Return Swaps Outstanding						$12,751,408

1	The termination date presented for OTC Total Return Swaps is the monthly settlement date.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2024

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.12%	M/M	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	$245,037	$—	$245,037
Pays	USD SOFR	3.32%	M/M	09/22/2037	Morgan Stanley & Co. LLC	2,800,000 USD	241,989	—	241,989
Pays	USD SOFR	2.22%	M/M	03/25/2037	Morgan Stanley & Co. LLC	800,000 USD	157,855	—	157,855
Pays	USD SOFR	4.21%	M/M	04/18/2026	Morgan Stanley & Co. LLC	500,000 USD	3,061	—	3,061
Pays	USD SOFR	3.19%	M/M	12/01/2037	Morgan Stanley & Co. LLC	3,000,000 USD	294,271	—	294,271
Pays	USD SOFR	3.87%	M/M	02/23/2029	Morgan Stanley & Co. LLC	4,000,000 USD	76,702	—	76,702
Pays	JPY TONA	0.34%	M/M	04/20/2028	Bank of America Securities, Inc.	2,606,750 JPY	26,130	—	26,130
Pays	USD SOFR	1.66%	M/M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	143,909	(2,766)	146,675
Pays	USD SOFR	2.72%	M/M	09/08/2028	Morgan Stanley & Co. LLC	1,000,000 USD	49,825	(191)	50,016
Pays	USD SOFR	2.39%	M/M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	289,681	(930)	290,611
Pays	USD SOFR	2.67%	M/M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	128,303	(306)	128,609
Pays	USD SOFR	2.43%	M/M	10/11/2026	Morgan Stanley & Co. LLC	3,000,000 USD	116,648	(797)	117,445
Pays	USD SOFR	1.58%	M/M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	150,414	(2,624)	153,038
Pays	USD SOFR	1.88%	M/M	01/24/2027	Morgan Stanley & Co. LLC	1,500,000 USD	74,800	(243)	75,043
Pays	USD SOFR	1.32%	M/M	02/28/2027	Morgan Stanley & Co. LLC	5,000,000 USD	310,313	(1,378)	311,691
Pays	USD SOFR	1.61%	M/M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	381,436	(2,068)	383,504
Pays	USD SOFR	1.62%	M/M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	380,303	(1,880)	382,183
Pays	USD SOFR	0.80%	M/M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	3,490	(21)	3,511
Pays	USD SOFR	0.95%	M/M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	67,968	(268)	68,236
Pays	USD SOFR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	12,000,000 USD	538,762	(5,364)	544,126
Pays	USD SOFR	2.72%	M/M	08/08/2028	Morgan Stanley & Co. LLC	3,000,000 USD	150,991	(632)	151,623
Pays	USD SOFR	2.58%	M/M	08/05/2025	Morgan Stanley & Co. LLC	7,000,000 USD	60,159	(1,844)	62,003
Pays	USD SOFR	2.83%	M/M	07/29/2029	Morgan Stanley & Co. LLC	3,000,000 USD	176,705	(725)	177,430

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	0.98%	M/M	03/25/2030	Morgan Stanley & Co. LLC	(3,000,000) USD	$(399,734)	$—	$(399,734)
Pays	USD SOFR	2.30%	M/M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	(94)	—	(94)
Pays	USD SOFR	2.40%	M/M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	92,116	—	92,116
Pays	USD SOFR	1.56%	M/M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	70,441	—	70,441
Pays	USD SOFR	2.27%	M/M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	37,519	—	37,519
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	65,493	—	65,493
Pays	USD SOFR	1.62%	M/M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	74,731	—	74,731
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley & Co. LLC	1,650,000 USD	147,090	—	147,090
Pays	USD SOFR	3.17%	M/M	05/04/2032	Morgan Stanley & Co. LLC	6,500,000 USD	457,017	—	457,017
Pays	USD SOFR	0.66%	M/M	03/11/2035	Morgan Stanley & Co. LLC	1,500,000 USD	427,877	—	427,877
Receives	USD SOFR	3.25%	M/M	05/17/2028	Bank ofAmerica Securities, Inc.	(165,000) USD	(6,212)	—	(6,212)
Pays	USD SOFR	3.49%	M/M	06/30/2038	Morgan Stanley & Co. LLC	8,000,000 USD	628,869	—	628,869
Pays	JPY TONA	0.28%	M/M	07/27/2028	Bank of America Securities, Inc.	3,406,792 JPY	48,697	—	48,697
Pays	JPY TONA	0.69%	M/M	09/29/2027	Bank of America Securities, Inc.	12,539,05 JPY	23,625	—	23,625
Receives	USD SOFR	3.96%	M/M	09/29/2027	Bank of America Securities, Inc.	(2,100,000 USD	(1,668)	(308)	(1,360)
Pays	JPY TONA	0.71%	M/M	09/29/2027	Bank of America Securities, Inc.	12,519,709 JPY	19,723	—	19,723
Receives	USD SOFR	3.92%	M/M	11/10/2027	Bank of America Securities, Inc.	(1,800,000) USD	(2,835)	(1)	(2,834)
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley & Co. LLC	5,000,000 USD	222,260	—	222,260
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(649,770) EUR	26,296	1,463	24,833
Pays	USD SOFR	4.00%	1Y/1Y	03/28/2029	Bank of America Securities, Inc.	1,600,000 USD	18,403	832	17,571

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(649,650) EUR	$24,877	$3,728	$21,149
Pays	USD SOFR	3.99%	1Y/1Y	04/02/2029	Bank of America Securities, Inc.	1,600,000 USD	18,661	(2,925)	21,586
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(323,655) EUR	9,440	(297)	9,737
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,770) EUR	6,992	(160)	7,152
Pays	USD SOFR	3.96%	1Y/1Y	04/02/2029	Bank of America Securities, Inc.	500,000 USD	6,690	414	6,276
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	8,696	86	8,610
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(252,430) GBP	(15,002)	289	(15,291)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	442,952 CAD	(17,488)	1,452	(18,940)
Pays	USD SOFR	3.98%	1Y/1Y	04/03/2029	Bank of America Securities, Inc.	500,000 USD	6,055	2,522	3,533
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	220,986 CAD	(9,356)	2,215	(11,571)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(323,040) EUR	9,403	(3,392)	12,795
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,360) EUR	7,104	(3,177)	10,281
Pays	USD SOFR	4.08%	1Y/1Y	04/04/2029	Bank of America Securities, Inc.	500,000 USD	3,749	483	3,266
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	5,839	1,119	4,720
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	221,019 CAD	(11,323)	1,363	(12,686)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(251,530) GBP	$(14,975)	$(4,114)	$(10,861)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(216,690) EUR	9,828	(246)	10,074
Pays	USD SOFR	4.10%	1Y/1Y	04/05/2029	Bank of America Securities, Inc.	500,000 USD	3,335	1,208	2,127
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	221,672 CAD	(11,694)	863	(12,557)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	122,095 SEK	27	343	(316)
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(325,005) EUR	12,279	1,236	11,043
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(216,670) EUR	9,339	694	8,645
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	5,044	(280)	5,324
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(252,770) GBP	(12,212)	657	(12,869)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	122,083 SEK	228	(474)	702
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,742 CAD	(10,645)	101	(10,746)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,140) EUR	9,844	(522)	10,366
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	3,674	711	2,963
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	3,676	658	3,018
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,954 CAD	(11,550)	373	(11,923)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CHF SARON	1.07%	1Y/1Y	04/10/2029	Bank of America Securities, Inc.	(552,334) CHF	$21,815	$(216)	$22,031
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,120) EUR	10,427	1,610	8,817
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	121,265 SEK	79	526	(447)
Pays	USD SOFR	4.36%	1Y/1Y	04/16/2029	Bank of America Securities, Inc.	500,000 USD	(2,991)	46	(3,037)
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(214,550) EUR	9,962	(1,350)	11,312
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	219,258 CAD	(13,331)	285	(13,616)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,760) EUR	11,209	2,411	8,798
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(248,940) GBP	(7,927)	2,176	(10,103)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,440) EUR	11,096	(1,709)	12,805
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(318,660) EUR	14,110	(1,780)	15,890
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	118,641 SEK	(1,540)	2,016	(3,556)
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(212,870) EUR	11,562	(23)	11,585
Receives	CHF SARON	1.13%	1Y/1Y	04/30/2029	Bank of America Securities, Inc.	(548,095) CHF	23,807	142	23,665
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	219,499 CAD	(16,315)	(773)	(15,542)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(251,230) GBP	(3,729)	855	(4,584)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	$(1,622)	$314	$(1,936)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	218,579 CAD	(11,708)	(716)	(10,992)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	219,804 CAD	(12,661)	365	(13,026)
Receives	USD SOFR	4.16%	1Y/1Y	05/21/2029	Bank of America Securities, Inc.	(500,000) USD	(904)	(415)	(489)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	325,800 EUR	(15,642)	198	(15,840)
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(133,330) AUD	908	(146)	1,054
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	216,420 EUR	(12,047)	690	(12,737)
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(198,525) AUD	592	(1,917)	2,509
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	216,980 EUR	(13,489)	(23)	(13,466)
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(330,725) AUD	2,886	(4,524)	7,410
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	324,045 EUR	(17,212)	1,137	(18,349)
Receives	USD SOFR	4.39%	1Y/1Y	06/04/2029	Bank of America Securities, Inc.	(500,000) USD	4,624	1,174	3,450
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	217,010 EUR	(15,031)	593	(15,624)
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(256,010) GBP	(4,421)	2,282	(6,703)
Receives	USD SOFR	4.11%	1Y/1Y	06/07/2029	Bank of America Securities, Inc.	(500,000) USD	(1,944)	(203)	(1,741)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	217,480 EUR	$(12,131)	$(37)	$(12,094)
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(127,895) GBP	(7,956)	73	(8,029)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	(5,887)	(2,893)	(2,994)
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	(5,786)	(3,246)	(2,540)
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	322,290 EUR	(15,979)	796	(16,775)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(127,040) GBP	(10,015)	(437)	(9,578)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	114,988 SEK	4,750	(302)	5,052
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	214,110 EUR	(11,228)	825	(12,053)
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	MorganStanley & Co. LLC	1,500,000 USD	49,185	—	49,185
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	124,132 SEK	5,188	1,355	3,833
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(253,790) GBP	(10,403)	607	(11,010)
Receives	USD SOFR	3.87%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	(2,000,000) USD	(4,773)	—	(4,773)
Pays	JPY TONA	0.71%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	3,712,340 JPY	6,482	—	6,482
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	73,097 CAD	(3,799)	(395)	(3,404)
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(252,870) GBP	(7,732)	(1,315)	(6,417)
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	(2,167)	478	(2,645)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	73,148 CAD	$(4,211)	$1,660	$(5,871)
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(110,632) CHF	19,629	(536)	20,165
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	73,338 CAD	(5,743)	85	(5,828)
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	123,188 SEK	5,111	712	4,399
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	73,354 CAD	(4,219)	125	(4,344)
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(128,465) GBP	(6,966)	675	(7,641)
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	72,304 CAD	(4,194)	(716)	(3,478)
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(360,894) CAD	4,896	491	4,405
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	72,184 CAD	(3,044)	(422)	(2,622)
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(362,148) CAD	3,574	197	3,377
Pays	USD CPURNSA	2.27%	M/M	08/08/2029	Bank of America Securities, Inc.	8,000,000 USD	47,000	—	47,000
Pays	USD CPURNSA	2.26%	M/M	08/08/2029	Bank of America Securities, Inc.	17,000,000 USD	106,631	—	106,631
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	114,377 SEK	10,511	1,589	8,922
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,730 CAD	(897)	597	(1,494)
Receives	USD SOFR	3.45%	1Y/1Y	08/09/2029	Bank of America Securities, Inc.	(500,000) USD	(15,721)	(487)	(15,234)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD CPURNSA	2.26%	M/M	08/09/2029	Bank of America Securities, Inc.	15,000,000 USD	$94,653	$—	$94,653
Receives	USD SOFR	3.47%	1Y/1Y	08/13/2029	Bank of America Securities, Inc.	(500,000) USD	(15,112)	(1,730)	(13,382)
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,815 CAD	(1,267)	486	(1,753)
Receives	USD SOFR	3.28%	1Y/1Y	12/17/2026	Bank of America Securities, Inc.	(700,000) USD	(4,666)	—	(4,666)
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(219,242) CAD	(51)	342	(393)
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	114,889 SEK	10,148	(534)	10,682
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	(16,604)	684	(17,288)
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	(3,847)	(1)	(3,846)
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(220,410) CAD	(1,449)	(458)	(991)
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	666,450 EUR	(3,293)	(144)	(3,149)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	333,225 EUR	(1,854)	(116)	(1,738)
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(222,428) CAD	(1,244)	(162)	(1,082)
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	(18,518)	369	(18,887)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	663,100 GBP	12,374	1,881	10,493
Receives	USD SOFR	3.36%	1Y/1Y	08/29/2029	Bank of America Securities, Inc.	(500,000) USD	(17,227)	(666)	(16,561)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	659,275 GBP	$11,106	$397	$10,709
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	222,270 EUR	(3,586)	(689)	(2,897)
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(4,448)	—	(4,448)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	(8,846)	—	(8,846)
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(203,940) AUD	(4,459)	(1,127)	(3,332)
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(131,680) GBP	(9,650)	(401)	(9,249)
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	656,650 GBP	10,728	(937)	11,665
Receives	USD SOFR	3.37%	1Y/1Y	09/04/2029	Bank of America Securities, Inc.	(500,000) USD	(16,844)	(868)	(15,976)
Pays	JPY TONA	0.69%	1Y/1Y	09/07/2028	Bank of America Securities, Inc.	11,671,816 JPY	37,036	—	37,036
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	106,681 SEK	6,997	(49)	7,046
Receives	USD SOFR	3.14%	1Y/1Y	09/08/2028	Bank of America Securities, Inc.	(4,700,000) USD	(73,465)	—	(73,465)
Receives	USD SOFR	3.40%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	(500,000) USD	(16,247)	(373)	(15,874)
Pays	EUR-EURIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	221,560 EUR	(3,131)	(771)	(2,360)
Receives	USD SOFR	3.25%	1Y/1Y	09/10/2029	Bank of America Securities, Inc.	(500,000) USD	(19,484)	865	(20,349)
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	658,500 GBP	13,444	(752)	14,196

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.27%	1Y/1Y	09/11/2028	Bank of America Securities, Inc.	(940,000) USD	$(29,845)	$—	$(29,845)
Receives	USD SOFR	3.18%	1Y/1Y	09/12/2029	Bank of America Securities, Inc.	(500,000) USD	(21,136)	331	(21,467)
Pays	USD CPURNSA	2.24%	M/M	09/17/2029	Bank of America Securities, Inc.	6,000,000 USD	61,667	—	61,667
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(131,630) GBP	(14,093)	427	(14,520)
Pays	EUR-EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	222,130 EUR	(939)	1,132	(2,071)
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(131,895) GBP	(13,955)	(1,292)	(12,663)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,430 CAD	1,979	217	1,762
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(367,148) CAD	(2,871)	(183)	(2,688)
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,763 CAD	1,418	846	572
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(221,166) CAD	(2,814)	(843)	(1,971)
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(133,160) GBP	(11,552)	(353)	(11,199)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	73,722 CAD	1,168	436	732
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(370,151) CAD	(2,318)	355	(2,673)
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	74,030 CAD	832	(193)	1,025
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,154 CAD	733	600	133

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(133,165) GBP	$(10,867)	$(1,316)	$(9,551)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(371,168) CAD	(1,686)	(165)	(1,521)
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,234 CAD	103	(14)	117
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	73,978 CAD	22	(465)	487
Pays	CAD CORRA	2.97%	6M/6M	10/02/2054	Bank of America Securities, Inc.	74,118 CAD	823	(414)	1,237
Receives	EUR-EURIBOR	2.43%	6M/1Y	10/07/2039	Bank of America Securities, Inc.	(220,580) EUR	444	(1,021)	1,465
Pays	CAD CORRA	3.04%	6M/6M	10/05/2054	Bank of America Securities, Inc.	73,754 CAD	(219)	387	(606)
Receives	EUR-EURIBOR	2.47%	6M/1Y	10/10/2039	Bank of America Securities, Inc.	(219,530) EUR	1,512	(1,336)	2,848
Pays	CAD CORRA	3.10%	6M/6M	10/07/2054	Bank of America Securities, Inc.	73,673 CAD	(1,003)	887	(1,890)
Receives	EUR-EURIBOR	2.43%	6M/1Y	10/09/2034	Bank of America Securities, Inc.	(329,160) EUR	2,075	(940)	3,015
Pays	USD SOFR	3.43%	1Y/1Y	10/09/2054	Bank of America Securities, Inc.	100,000 USD	9,095	733	8,362
Pays	SEK STIBOR	2.27%	1Y/3M	10/09/2054	Bank of America Securities, Inc.	106,191 SEK	6,985	2,584	4,401
Receives	USD SOFR	3.49%	1Y/1Y	10/04/2034	Morgan Stanley & Co. LLC	(2,500,000) USD	(126,475)	(819)	(125,656)
Pays	CAD CORRA	3.20%	6M/6M	10/09/2054	Bank of America Securities, Inc.	73,273 CAD	(2,338)	367	(2,705)
Pays	USD SOFR	3.47%	1Y/1Y	10/13/2054	Bank of America Securities, Inc.	100,000 USD	8,225	559	7,666
Pays	CAD CORRA	3.19%	6M/6M	10/13/2054	Bank of America Securities, Inc.	72,931 CAD	(2,316)	307	(2,623)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.47%	3M/1Y	10/11/2034	Bank of America Securities, Inc.	(269,314) SEK	$(4,268)	$179	$(4,447)
Receives	CAD CORRA	2.86%	6M/6M	10/16/2029	Bank of America Securities, Inc.	(362,726) CAD	1,804	875	929
Pays	USD SOFR	3.71%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 USD	9,519	(1,208)	10,727
Receives	SEK STIBOR	2.46%	3M/1Y	10/17/2034	Bank of America Securities, Inc.	(268,744) SEK	(4,533)	1,720	(6,253)
Receives	EUR ESTR	2.13%	1Y/1Y	10/17/2029	Bank of America Securities, Inc.	(2,177,500) EUR	1,966	—	1,966
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/18/2039	Bank of America Securities, Inc.	(217,160) EUR	1,644	795	849
Receives	SEK STIBOR	2.38%	3M/1Y	10/18/2034	Bank of America Securities, Inc.	(266,466) SEK	(6,324)	734	(7,058)
Pays	USD SOFR	3.63%	1Y/1Y	10/18/2039	Bank of America Securities, Inc.	200,000 USD	11,177	(503)	11,680
Receives	EUR-EURIBOR	2.47%	1Y/6M	10/21/2039	Bank of America Securities, Inc.	(216,560) EUR	761	(222)	983
Pays	USD SOFR	3.62%	1Y/1Y	10/21/2039	Bank of America Securities, Inc.	200,000 USD	11,482	1,781	9,701
Pays	GBP SONIA	3.81%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	260,270 GBP	10,971	350	10,621
Receives	EUR-EURIBOR	2.48%	6M/1Y	10/24/2039	Bank of America Securities, Inc.	(217,270) EUR	1,971	212	1,759
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	9,700	(400)	10,100
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	9,689	1,205	8,484
Receives	SEK STIBOR	2.21%	3M/1Y	10/24/2029	Bank of America Securities, Inc.	(559,472) SEK	(6,819)	(1,432)	(5,387)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.53%	1Y/6M	10/24/2039	Bank of America Securities, Inc.	(215,890) EUR	$2,545	$(76)	$2,621
Pays	USD SOFR	3.81%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	7,238	(325)	7,563
Receives	EUR-EURIBOR	2.55%	1Y/6M	10/25/2039	Bank of America Securities, Inc.	(215,720) EUR	2,919	535	2,384
Pays	USD SOFR	3.81%	1Y/1Y	10/25/2039	Bank of America Securities, Inc.	200,000 USD	7,195	794	6,401
Pays	USD SOFR	3.84%	1Y/1Y	10/28/2039	Bank of America Securities, Inc.	200,000 USD	6,487	(988)	7,475
Receives	SEK STIBOR	2.43%	3M/1Y	10/30/2034	Bank of America Securities, Inc.	(282,358) SEK	(5,570)	95	(5,665)
Pays	USD SOFR	3.80%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	7,324	(560)	7,884
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/31/2039	Bank of America Securities, Inc.	(216,340) EUR	1,802	4	1,798
Pays	USD SOFR	3.82%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	6,786	147	6,639
Receives	EUR-EURIBOR	2.40%	1Y/6M	10/31/2034	Bank of America Securities, Inc.	(324,435) EUR	664	(373)	1,037
Receives	GBP SONIA	3.86%	1Y/1Y	10/29/2029	Bank of America Securities, Inc.	(650,300) GBP	(6,226)	(791)	(5,435)
Receives	EUR-EURIBOR	2.51%	1Y/6M	11/04/2039	Bank of America Securities, Inc.	(217,550) EUR	2,059	(114)	2,173
Receives	CAD CORRA	2.89%	6M/6M	11/01/2029	Bank of America Securities, Inc.	(359,105) CAD	2,467	273	2,194
Pays	GBP SONIA	4.07%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	257,890 GBP	3,694	960	2,734
Receives	EUR-EURIBOR	2.46%	1Y/6M	11/07/2039	Bank of America Securities, Inc.	(216,700) EUR	703	(555)	1,258

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	4.05%	1Y/1Y	11/01/2029	Bank of America Securities, Inc.	(646,025) GBP	$(949)	$(643)	$(306)
Pays	USD CPURNSA	2.47%	M/ M	11/05/2026	Bank of America Securities, Inc.	9,000,000 USD	14,667	—	14,667
Receives	EUR-EURIBOR	2.50%	1Y/6M	11/08/2039	Bank of America Securities, Inc.	(214,720) EUR	1,758	769	989
Pays	GBP SONIA	4.14%	1Y/1Y	11/07/2039	Bank of America Securities, Inc.	257,750 GBP	1,692	1,366	326
Pays	GBP SONIA	4.12%	1Y/1Y	11/06/2054	Bank of America Securities, Inc.	128,875 GBP	2,307	1,267	1,040
Pays	GBP SONIA	4.07%	1Y/1Y	11/09/2054	Bank of America Securities, Inc.	129,205 GBP	3,413	(72)	3,485
Receives	USD SOFR	3.75%	1Y/1Y	11/16/2054	Bank of America Securities, Inc.	(100,000) USD	(3,229)	(714)	(2,515)
Receives	EUR-EURIBOR	2.40%	1Y/6M	11/18/2039	Bank of America Securities, Inc.	(210,430) EUR	(628)	1,447	(2,075)
Pays	GBP SONIA	4.07%	1Y/1Y	11/21/2039	Bank of America Securities, Inc.	253,570 GBP	3,602	(967)	4,569
Receives	USD SOFR	3.77%	1Y/1Y	11/23/2054	Bank of America Securities, Inc.	(100,000) USD	(2,848)	868	(3,716)
Receives	GBP SONIA	3.93%	1Y/1Y	11/26/2029	Bank of America Securities, Inc.	(627,925) GBP	(3,758)	(4)	(3,754)
Pays	EUR-EURIBOR	2.16%	6M/1Y	12/05/2039	Bank of America Securities, Inc.	(210,200) EUR	(6,178)	161	(6,339)
Pays	EUR-EURIBOR	2.15%	6M/1Y	12/06/2039	Bank of America Securities, Inc.	(210,250) EUR	(6,489)	(519)	(5,970)
Pays	EUR-EURIBOR	2.15%	6M/1Y	12/09/2039	Bank of America Securities, Inc.	(211,680) EUR	(6,407)	(160)	(6,247)
Pays	GBP SONIA	3.93%	1Y/1Y	12/07/2054	Bank of America Securities, Inc.	127,395 GBP	6,232	(74)	6,306

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CNY-CNREPOFIX	1.55%	3M/3M	03/19/2030	Bank of America Securities, Inc.	(30,359,879) CNY	$241,482	$—	$241,482
Pays	CNY-CNREPOFIX	1.47%	3M/3M	03/19/2030	Bank of America Securities, Inc.	(1,862,326) CNY	7,728	—	7,728
Pays	CNY-CNREPOFIX	1.47%	3M/3M	03/19/2030	Bank of America Securities, Inc.	(30,211,064) CNY	121,141	—	121,141
Pays	EUR-EURIBOR	1.94%	1Y/6M	03/17/2027	Bank of America Securities, Inc.	(99,693,000) EUR	(325,257)	(28,923)	(296,334)
Pays	GBP SONIA	3.99%	1Y/1Y	12/11/2054	Bank of America Securities, Inc.	127,475 GBP	4,995	191	4,804
Pays	USD SOFR	3.87%	1Y/1Y	03/17/2027	Bank of America Securities, Inc.	(40,600,000) USD	(134,595)	(2,182)	(132,413)
Pays	EUR-EURIBOR	2.27%	6M/1Y	12/19/2039	Bank of America Securities, Inc.	(209,940) EUR	(3,193)	(503)	(2,690)
Pays	CNY-CNREPOFIX	1.42%	3M/3M	03/19/2030	Bank of America Securities, Inc.	(30,017,035) CNY	56,248	—	56,248
Pays	USD SOFR	3.89%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	5,238	360	4,878
Pays	JPY TONA	0.79%	1Y/1Y	03/19/2030	Bank of America Securities, Inc.	2,606,404 JPY	6,119	668	5,451
Pays	USD SOFR	3.94%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	3,970	(576)	4,546
Pays	USD SOFR	3.98%	1Y/1Y	03/17/2027	Bank of America Securities, Inc.	(16,800,000) USD	(21,634)	—	(21,634)
Pays	GBP SONIA	4.07%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	(629,125) GBP	393	(640)	1,033
Pays	USD SOFR	3.79%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(850,000) USD	(2,281)	—	(2,281)
Pays	USD SOFR	3.75%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(550,000) USD	(1,838)	—	(1,838)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.09%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	$581	$(900)	$1,481
Pays	USD SOFR	4.13%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(300)	712	(1,012)
Pays	USD SOFR	4.09%	1Y/1Y	01/02/2035	Bank of America Securities, Inc.	300,000 USD	(428)	471	(899)
Pays	GBP SONIA	4.22%	1Y/1Y	12/29/2054	Bank of America Securities, Inc.	125,800 GBP	87	952	(865)

Total Centrally Cleared Interest Rate Swaps Outstanding							$6,013,886	$(41,092)	$6,054,978

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly
NYMEX	New York Mercantile Exchange
OMX	Stockholm 30 Index
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2024 (Unaudited)

S&P	S&P 500 Index
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TONA	Tokyo Overnight Average
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2024 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended December 31, 2024, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2024, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities . The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2024, the total fair value of Level 3 investments was $51,602,289. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2024, no Fair Value Factor was applied to any such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2024, the Fund did not have any outstanding unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements as of December 31, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2024, the face value of open reverse repurchase agreements for the Fund was $0.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of December 31, 2024, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period ended are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having Master Netting Agreement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.
Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2024:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$881,899,394	$9,901,598	$2,830,130	$894,631,122
Preferred Stock	—	—	2,203,275	2,203,275
Asset-Backed Securities	—	244,972,283	—	244,972,283
Convertible Bonds	—	354,312	—	354,312
Bank Debt	—	105,391,193	40,916,646	146,307,839
Corporate Bonds & Notes	—	342,001,824	1,613,307	343,615,131
Sovereign Debt	—	203,665,384	—	203,665,384
Mortgage-Backed Securities	—	652,290,134	—	652,290,134
U.S. Treasury Obligations	—	44,568,110	—	44,568,110
Closed-End Fund	33,871,145	—	—	33,871,145
Warrants	—	4,447	4,050,046	4,054,493
Rights	—	—	1,294	1,294
Repurchase Agreements	—	67,140,959	—	67,140,959
Money Market Fund	17,366,403	—	—	17,366,403
Purchased Options	26,770,709	14,069,684	—	40,840,393
Subtotal	959,907,651	1,684,359,928	51,614,698	2,695,882,277
Investments Valued at NAV				376,152,613
Total Investments in Securities	$959,907,651	$1,684,359,928	$51,614,698	$3,072,034,890
Other Financial Instruments:
Futures Contracts	45,539,936	—	—	45,539,936
Centrally Cleared Credit Default Swaps	—	20,226,332	—	20,226,332
OTC Credit Default Swaps	—	2,644,189	—	2,644,189
OTC Total Return Swaps	—	22,996,696	—	22,996,696
Variance Swaps	—	5,751,487	—	5,751,487
Forward Foreign Currency Exchange Contracts	—	3,607,354	—	3,607,354
Centrally Cleared Interest Rate Swaps	—	7,877,510	—	7,877,510
Total Investments in Securities and Other Financial Instruments	$1,005,447,587	$1,747,463,496	$51,614,698	$3,180,678,394

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(573,577,103)	$—	$(12,380)	$(573,589,483)
Corporate Bonds & Notes	—	(17,551,494)	—	(17,551,494)
Sovereign Debt	—	(43,147,722)	—	(43,147,722)
Mortgage-Backed Securities	—	(308,880,089)	—	(308,880,089)
U.S. Treasury Obligations	—	(1,364,706)	—	(1,364,706)
Rights	—	—	(29)	(29)
Exchange-Traded Funds	(24,054,039)	—	—	(24,054,039)
Total Securities Sold Short	(597,631,142)	(370,944,011)	(12,409)	(968,587,562)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Options Written	$(14,855,205)	$(2,194,391)	$—	$(17,049,596)
Futures Contracts	(37,730,830)	—	—	(37,730,830)
Centrally Cleared Credit Default Swaps	—	(9,458,209)	—	(9,458,209)
OTC Credit Default Swaps	—	(4,529,718)	—	(4,529,718)
OTC Total Return Swaps	—	(10,245,288)	—	(10,245,288)
Variance Swaps	—	(1,640,005)	—	(1,640,005)
Forward Foreign Currency Exchange Contracts	—	(1,143,892)	—	(1,143,892)
Centrally Cleared Interest Rate Swaps	—	(1,863,624)	—	(1,863,624)
Total Securities Sold Short and Other Financial Instruments	$(650,217,177)	$(402,019,138)	$(12,409)	$(1,052,248,724)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $	Total $

Event-Driven (1)	N/A	5,181,539	N/A	16,303,116	Semi-Annual	—	21,484,655

Macro Strategies (2)	N/A	N/A	N/A	158,584,551	Monthly with 90 days’ notice	—	158,584,551

Macro Strategies (2)	N/A	N/A	N/A	155,950,941	Daily with 6 days’ notice	—	155,950,941

Macro Strategies (2)	N/A	N/A	N/A	40,132,466	Monthly with 60 days’ notice	—	40,132,466

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2024	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of December 31, 2024	Unrealized Gain/(Loss) as of December 31, 2024
Common Stocks	$1,566,885	$—	$—	$1	$—	$—	$(778,725)	$2,041,969	$2,830,130	$1,896,842
Preferred Stocks	5,543,438	—	—	—	(4,243,806)	—	(1,573,121)	2,476,764	2,203,275	(805,335)
Bank Debt	48,194,983	—	(6,373,030)	22,680,019	(25,400,630)	146,982	(1,227,129)	2,895,451	40,916,646	1,178,450
Corporate Bonds & Notes	112,270	—	—	4,243,807	—	—	—	(2,742,770)	1,613,307	(2,666,939)
Warrants	1,731,814	—	—	—	—	—	—	2,318,232	4,050,046	4,050,046
Rights	1,294	—	—	—	—	—	—	—	1,294	1,294
Common Stock Sold Short	(11,398)	(22)	—	199	(4,717)	—	1,510	2,048	(12,380)	35,373
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	512
OTC Total Return Swaps	68,090	—	—	62,921	53,731	—	(116,652)	(68,090)	—	—

	$57,207,347	$(22)	$(6,373,030)	$26,986,947	$(29,595,422)	$146,982	$(3,694,117)	$6,923,604	$51,602,289	$3,690,243

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of December 31, 2024.

Assets	Valuation Technique	Unobservable Input	Fair Value at December 31, 2024	Range of Inputs (Weighted Average)
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$28,045,679	N/A
	Comparable Company Multiples	EBITDA Multiples	8,903,940	10.0x
		Estimated Forward EBITDA	842,502	14.0x
	Distribution Analysis	Expected Distribution Proceeds	3,124,525	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	2,830,130	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	1,613,307	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	2,203,275	N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	4,050,046	N/A
Rights	Broker-dealer Quotations	Indicative Bid	1,294	N/A

Total Investments in Securities and Other Financial Instruments			$51,614,698

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2024 (Unaudited)

Liabilities	Valuation Technique	Unobservable Input	Fair Value at December 31, 2024	Range of Inputs (Weighted Average)
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	$(12,380)	N/A
Rights	Broker-dealer Quotations	Indicative Bid	(29)	N/A
Warrants	Broker-dealer Quotations	Indicative Bid	0	N/A

Total Securities Sold Short and Other Financial Instruments:			$(12,409)